UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
65.7%	U.S. Government and Government Agencies	248,326,314	248,240,019
7.3%	Foreign Government Securities	27,386,137	27,401,817
26.3%	Corporate Bonds	99,664,647	99,494,368
0.2%	Municipal Bonds	867,369	873,860
0.3%	Other Investment Company	995,850	995,850
99.8%	Total Investments	377,240,317	377,005,914
0.2%	Other Assets and Liabilities, Net		841,815
100.0%	Net Assets		377,847,729

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government and Government Agencies 65.7% of net assets
U.S. Government Agency Securities 6.3%
Fannie Mae
0.88%, 10/26/17	1,500,000	1,497,272
0.88%, 02/08/18	1,250,000	1,244,766
1.13%, 03/28/18 (b)	575,000	574,937
1.13%, 05/25/18 (b)	1,000,000	995,266
1.13%, 10/19/18	900,000	895,919
1.75%, 06/20/19	1,000,000	1,010,112
1.75%, 09/12/19	1,250,000	1,258,966
1.55%, 10/29/19 (b)	1,100,000	1,097,276
1.75%, 11/26/19	1,300,000	1,306,981
Federal Home Loan Bank
4.88%, 05/17/17	1,500,000	1,587,045
1.00%, 06/21/17	1,000,000	1,001,961
1.25%, 06/23/17 (b)	1,000,000	1,001,951
0.75%, 09/08/17	1,340,000	1,335,262
2.00%, 09/14/18	995,000	1,016,388
1.63%, 06/14/19	400,000	402,260
Freddie Mac
0.88%, 02/22/17	2,250,000	2,253,258
1.00%, 06/29/17	1,750,000	1,753,024
1.00%, 09/29/17	1,000,000	1,000,967
1.03%, 11/28/17 (b)	975,000	976,380
1.75%, 05/30/19	1,500,000	1,514,938
		23,724,929
Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Obligations 59.4%
U.S. Treasury Notes
0.88%, 12/31/16	3,500,000	3,504,648
0.88%, 01/31/17	2,750,000	2,753,493
0.88%, 02/28/17	4,500,000	4,505,890
0.75%, 03/15/17	3,000,000	2,999,004
1.00%, 03/31/17	2,000,000	2,005,664
0.50%, 04/30/17	4,000,000	3,982,656
0.88%, 04/30/17	4,500,000	4,504,131
3.13%, 04/30/17	600,000	619,735
0.88%, 05/15/17	2,000,000	2,001,602
0.63%, 05/31/17	9,500,000	9,469,381
2.75%, 05/31/17	1,500,000	1,543,712
0.88%, 06/15/17	1,000,000	1,000,625
0.63%, 06/30/17	4,500,000	4,484,529
0.75%, 06/30/17	2,250,000	2,246,661
2.50%, 06/30/17	800,000	821,000
0.88%, 07/15/17	3,700,000	3,701,302
0.50%, 07/31/17	4,000,000	3,976,796
2.38%, 07/31/17	1,000,000	1,025,215
0.88%, 08/15/17	7,000,000	6,999,860
0.63%, 08/31/17	2,500,000	2,488,525
1.00%, 09/15/17	4,800,000	4,808,717
0.63%, 09/30/17	2,000,000	1,990,196
1.88%, 09/30/17	1,000,000	1,018,008
0.88%, 10/15/17	3,700,000	3,697,906
0.75%, 10/31/17	3,500,000	3,488,173
1.88%, 10/31/17	1,000,000	1,018,027
0.88%, 11/15/17	4,500,000	4,494,199
0.63%, 11/30/17	5,000,000	4,967,190
2.25%, 11/30/17	1,500,000	1,538,408
0.88%, 01/31/18	3,250,000	3,240,416
1.00%, 02/15/18	2,000,000	1,998,632
0.75%, 02/28/18	1,250,000	1,242,041
1.00%, 03/15/18	2,000,000	1,997,774
0.75%, 03/31/18	1,000,000	993,047
0.63%, 04/30/18	4,500,000	4,451,310
1.00%, 05/31/18	4,300,000	4,288,244
1.38%, 06/30/18	1,500,000	1,510,020
1.00%, 08/15/18	2,500,000	2,488,478
1.50%, 08/31/18	4,000,000	4,036,408
1.38%, 09/30/18	1,000,000	1,005,293
0.88%, 10/15/18	4,000,000	3,961,952
1.25%, 10/31/18	3,000,000	3,003,927
1.25%, 11/15/18	5,500,000	5,504,081
1.50%, 01/31/19	4,500,000	4,529,268
1.50%, 02/28/19	5,000,000	5,029,395
1.63%, 03/31/19	4,000,000	4,036,952
1.63%, 04/30/19	3,500,000	3,531,241
1.50%, 05/31/19	6,750,000	6,779,396
1.63%, 06/30/19	2,250,000	2,268,457
1.63%, 08/31/19	3,000,000	3,021,855
1.75%, 09/30/19	6,000,000	6,066,210
1.25%, 10/31/19	1,000,000	992,070
1.50%, 10/31/19	1,300,000	1,301,422
1.50%, 11/30/19	4,250,000	4,250,251
1.63%, 12/31/19	4,750,000	4,770,501
    1

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 02/29/20	6,700,000	6,648,832
1.38%, 03/31/20	3,000,000	2,974,278
1.38%, 04/30/20	3,500,000	3,467,394
1.38%, 05/31/20	3,000,000	2,967,774
1.50%, 05/31/20	6,500,000	6,471,179
1.63%, 06/30/20	2,500,000	2,499,950
1.38%, 08/31/20	300,000	296,414
2.13%, 08/31/20	7,000,000	7,148,477
1.38%, 09/30/20	2,300,000	2,269,902
2.00%, 09/30/20	1,300,000	1,320,719
1.38%, 10/31/20	3,000,000	2,959,569
1.63%, 11/30/20	4,500,000	4,493,934
2.00%, 11/30/20	3,000,000	3,042,774
		224,515,090
Total U.S. Government and Government Agencies
(Cost $248,326,314)		248,240,019

Foreign Government Securities 7.3% of net assets
Foreign Agencies 2.6%
Austria 0.1%
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	500,000	499,818
Canada 0.1%
Export Development Canada
1.75%, 07/21/20	500,000	501,356
Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
4.88%, 01/17/17 (d)	2,200,000	2,298,681
0.88%, 12/15/17 (d)	500,000	497,452
4.50%, 07/16/18 (d)	1,000,000	1,081,409
1.88%, 04/01/19 (d)	300,000	303,581
1.88%, 06/30/20 (d)	500,000	502,350
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	250,000	253,320
1.38%, 10/23/19 (d)	250,000	247,604
		5,184,397
Japan 0.4%
Japan Finance Corp.
1.75%, 11/13/18	100,000	100,029
2.13%, 02/07/19	1,000,000	1,012,111
1.75%, 05/28/20	250,000	246,391
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	210,763
		1,569,294
Mexico 0.1%
Petroleos Mexicanos
5.75%, 03/01/18	250,000	265,057
3.50%, 07/18/18	250,000	252,418
		517,475
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	300,000	307,659
The Korea Development Bank
3.50%, 08/22/17	600,000	618,997
		926,656
Sweden 0.2%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	151,571
1.13%, 04/05/18	450,000	448,272
		599,843
		9,798,839
Foreign Local Government 0.5%
Canada 0.5%
Province of Manitoba
1.13%, 06/01/18	150,000	148,753
Province of Nova Scotia
5.13%, 01/26/17	250,000	261,556
Province of Ontario
3.15%, 12/15/17	250,000	259,193
1.20%, 02/14/18	500,000	498,049
2.00%, 01/30/19	250,000	251,958
4.40%, 04/14/20	250,000	275,097
		1,694,606
Sovereign 0.9%
Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	200,000	207,500
Colombia 0.1%
Republic of Colombia
11.75%, 02/25/20	250,000	328,750
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	264,373
Mexico 0.1%
United Mexican States
5.63%, 01/15/17	500,000	524,000
5.13%, 01/15/20	400,000	439,000
		963,000
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	200,000	217,250
Philippines 0.0%
Republic of the Philippines
8.38%, 06/17/19	100,000	122,223
2

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	260,672
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	200,000	221,079
Turkey 0.2%
Turkey Government International Bond
6.75%, 04/03/18	250,000	270,672
7.00%, 03/11/19	650,000	717,928
		988,600
		3,573,447
Supranational* 3.3%
African Development Bank
0.88%, 05/15/17	300,000	299,727
1.63%, 10/02/18	350,000	352,731
Asian Development Bank
1.75%, 09/11/18	450,000	455,266
1.50%, 01/22/20	750,000	746,738
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	105,175
Council of Europe Development Bank
1.50%, 02/22/17	400,000	402,988
European Bank for Reconstruction & Development
1.00%, 02/16/17	500,000	501,581
1.75%, 11/26/19	200,000	201,222
European Investment Bank
4.88%, 01/17/17	650,000	679,201
1.75%, 03/15/17	750,000	758,072
1.00%, 06/15/18	200,000	198,548
1.63%, 12/18/18	400,000	402,598
1.88%, 03/15/19	500,000	506,066
1.63%, 03/16/20	1,000,000	996,544
1.38%, 06/15/20	500,000	490,851
Inter-American Development Bank
1.13%, 03/15/17	500,000	501,884
0.88%, 03/15/18	700,000	696,065
1.75%, 10/15/19	500,000	504,128
International Bank for Reconstruction & Development
0.88%, 04/17/17	400,000	399,937
1.88%, 03/15/19	750,000	760,353
1.88%, 10/07/19	750,000	759,684
International Finance Corp.
2.13%, 11/17/17	650,000	662,581
1.75%, 09/04/18	200,000	201,114
1.75%, 09/16/19	250,000	250,794
Nordic Investment Bank
1.00%, 03/07/17	500,000	501,077
		12,334,925
Total Foreign Government Securities
(Cost $27,386,137)		27,401,817

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 26.3% of net assets
Finance 11.1%
Banking 8.9%
Abbey National Treasury Services PLC
3.05%, 08/23/18	150,000	154,460
2.35%, 09/10/19	250,000	250,372
American Express Centurion Bank
6.00%, 09/13/17	250,000	269,082
American Express Credit Corp.
2.60%, 09/14/20 (b)	990,000	995,377
Australia & New Zealand Banking Group Ltd.
1.88%, 10/06/17	250,000	251,943
Bank of America Corp.
6.00%, 09/01/17	600,000	643,612
5.75%, 12/01/17	1,000,000	1,076,832
6.88%, 04/25/18	500,000	556,761
2.65%, 04/01/19	500,000	506,088
2.25%, 04/21/20	500,000	492,609
2.63%, 10/19/20	250,000	249,106
Bank of America NA
5.30%, 03/15/17	200,000	209,129
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	506,561
Barclays Bank PLC
2.50%, 02/20/19	500,000	505,652
BB&T Corp.
4.90%, 06/30/17	250,000	262,164
6.85%, 04/30/19	300,000	343,893
BNP Paribas S.A.
2.40%, 12/12/18	250,000	253,010
2.45%, 03/17/19	250,000	252,516
BPCE S.A.
2.25%, 01/27/20	700,000	698,060
Capital One Bank USA NA
1.20%, 02/13/17 (b)	500,000	497,584
2.40%, 09/05/19 (b)	250,000	248,244
Capital One Financial Corp.
6.75%, 09/15/17	200,000	216,884
Citigroup, Inc.
1.55%, 08/14/17	500,000	499,340
6.00%, 08/15/17	500,000	538,069
2.50%, 07/29/19	500,000	504,709
2.40%, 02/18/20	300,000	299,390
2.65%, 10/26/20	750,000	748,483
Commonwealth Bank of Australia
2.25%, 03/13/19	250,000	251,315
Credit Suisse USA, Inc.
2.30%, 05/28/19	650,000	653,348
Deutsche Bank AG
1.35%, 05/30/17	250,000	248,252
2.50%, 02/13/19	250,000	252,546
Discover Bank
3.10%, 06/04/20 (b)	250,000	252,834
Fifth Third Bank
2.38%, 04/25/19 (b)	500,000	503,179
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,214
HSBC USA, Inc.
1.63%, 01/16/18	200,000	199,602
2.75%, 08/07/20	500,000	503,157
    3

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase & Co.
2.00%, 08/15/17	750,000	755,333
6.00%, 01/15/18	400,000	434,837
2.25%, 01/23/20 (b)	500,000	498,603
2.55%, 10/29/20 (b)	500,000	499,066
KeyBank NA
1.10%, 11/25/16 (b)	250,000	250,130
Lloyds Bank PLC
4.20%, 03/28/17	300,000	310,979
2.30%, 11/27/18	200,000	201,857
2.35%, 09/05/19	500,000	501,370
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	250,881
Morgan Stanley
6.25%, 08/28/17	1,000,000	1,075,738
5.63%, 09/23/19	500,000	556,788
2.65%, 01/27/20	400,000	403,286
2.80%, 06/16/20	500,000	505,906
PNC Bank NA
2.20%, 01/28/19 (b)	500,000	503,093
2.45%, 11/05/20 (b)	750,000	750,778
Rabobank Nederland
3.38%, 01/19/17	150,000	153,591
Regions Bank
2.25%, 09/14/18 (b)	300,000	300,795
Regions Financial Corp.
2.00%, 05/15/18 (b)	300,000	298,908
Royal Bank of Canada
2.15%, 03/15/19	750,000	755,935
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250,000	250,415
2.45%, 01/10/19	250,000	251,798
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	306,278
2.40%, 10/01/20	150,000	149,748
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	505,760
The Bank of Nova Scotia
1.45%, 04/25/18	250,000	248,328
2.05%, 06/05/19	200,000	199,521
The Bear Stearns Cos. LLC
6.40%, 10/02/17	750,000	813,715
The Goldman Sachs Group, Inc.
5.95%, 01/18/18	500,000	542,980
6.15%, 04/01/18	700,000	767,519
2.60%, 04/23/20 (b)	1,000,000	1,005,768
2.75%, 09/15/20 (b)	500,000	503,473
The Toronto-Dominion Bank
2.63%, 09/10/18	500,000	512,536
2.13%, 07/02/19	250,000	251,034
UBS AG
5.88%, 12/20/17	175,000	189,354
5.75%, 04/25/18	100,000	108,536
2.38%, 08/14/19	550,000	552,828
Wells Fargo & Co.
1.40%, 09/08/17	300,000	299,963
5.63%, 12/11/17	1,000,000	1,081,544
2.60%, 07/22/20	200,000	201,616
Westpac Banking Corp.
2.25%, 01/17/19	600,000	605,306
		33,499,271
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brokerage 0.3%
Jefferies Group LLC
5.13%, 04/13/18	150,000	157,458
Nomura Holdings, Inc.
2.75%, 03/19/19	700,000	708,412
		865,870
Finance Company 0.5%
Air Lease Corp.
2.13%, 01/15/18	500,000	493,850
3.38%, 01/15/19 (b)	150,000	152,250
GATX Corp.
1.25%, 03/04/17	100,000	99,177
2.50%, 07/30/19	150,000	148,656
General Electric Capital Corp.
5.50%, 01/08/20	500,000	567,086
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	502,763
		1,963,782
Insurance 0.9%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	368,703
Aetna, Inc.
2.20%, 03/15/19 (b)	100,000	99,843
American International Group, Inc.
5.85%, 01/16/18	100,000	108,469
2.30%, 07/16/19 (b)	100,000	100,089
Anthem, Inc.
2.25%, 08/15/19	600,000	600,607
Assurant, Inc.
2.50%, 03/15/18	150,000	151,106
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	508,057
Cigna Corp.
5.38%, 03/15/17	100,000	104,965
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	100,000	104,722
Lincoln National Corp.
7.00%, 05/17/66 (a)(b)	100,000	82,750
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	250,000	249,311
MetLife, Inc.
6.82%, 08/15/18	200,000	226,032
Prudential Financial, Inc.
6.00%, 12/01/17	150,000	162,400
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	96,752
UnitedHealth Group, Inc.
2.70%, 07/15/20	250,000	254,567
Voya Financial, Inc.
2.90%, 02/15/18	200,000	204,071
XLIT Ltd.
6.50%, 12/31/49 (a)(b)	100,000	78,250
		3,500,694
Real Estate Investment Trust 0.5%
ProLogis LP
2.75%, 02/15/19 (b)	450,000	456,068
4

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Simon Property Group LP
2.80%, 01/30/17 (b)	250,000	253,860
6.13%, 05/30/18 (b)	100,000	111,476
Ventas Realty LP
2.00%, 02/15/18 (b)	250,000	249,920
4.00%, 04/30/19 (b)	500,000	522,851
Welltower, Inc.
4.13%, 04/01/19 (b)	350,000	367,255
		1,961,430
		41,791,047
Industrial 13.9%
Basic Industry 0.8%
Agrium, Inc.
6.75%, 01/15/19	250,000	281,184
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	498,951
Albemarle Corp.
4.50%, 12/15/20 (b)	350,000	360,635
BHP Billiton Finance (USA) Ltd.
1.63%, 02/24/17	200,000	200,279
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	299,729
Goldcorp, Inc.
2.13%, 03/15/18	500,000	491,975
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	322,530
Nucor Corp.
5.85%, 06/01/18	100,000	107,451
Rio Tinto Finance (USA) PLC
2.00%, 03/22/17 (b)	300,000	301,045
Rock-Tenn Co.
4.45%, 03/01/19	200,000	210,024
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	101,871
		3,175,674
Capital Goods 1.2%
Boeing Capital Corp.
4.70%, 10/27/19	400,000	442,342
Caterpillar Financial Services Corp.
1.25%, 11/06/17	200,000	199,586
2.10%, 06/09/19	500,000	501,112
Eaton Corp.
5.60%, 05/15/18	300,000	324,796
General Electric Co.
5.25%, 12/06/17	550,000	593,329
Honeywell International, Inc.
5.00%, 02/15/19	150,000	165,289
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	100,000	98,972
John Deere Capital Corp.
5.50%, 04/13/17	150,000	158,796
1.55%, 12/15/17	300,000	300,933
1.95%, 12/13/18	250,000	251,982
2.45%, 09/11/20	100,000	100,360
L-3 Communications Corp.
3.95%, 11/15/16	200,000	203,501
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	199,464
Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Technologies Corp.
1.80%, 06/01/17	500,000	504,055
4.50%, 04/15/20	200,000	220,353
Waste Management, Inc.
6.10%, 03/15/18	150,000	164,794
		4,429,664
Communications 1.8%
America Movil, S.A.B. de CV
5.00%, 10/16/19	350,000	380,382
American Tower Corp.
3.40%, 02/15/19	350,000	360,341
AT&T, Inc.
1.40%, 12/01/17	200,000	199,792
5.50%, 02/01/18	250,000	270,329
2.38%, 11/27/18	150,000	152,127
2.45%, 06/23/20 (b)	300,000	297,429
British Telecommunications PLC
2.35%, 02/14/19	200,000	200,909
CCO Safari II LLC
3.58%, 07/23/20 (b)(c)	400,000	402,323
Comcast Corp.
6.30%, 11/15/17	500,000	547,867
DIRECTV Holdings LLC
2.40%, 03/15/17	400,000	404,898
5.20%, 03/15/20	250,000	274,044
5.00%, 03/01/21	150,000	163,950
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	216,704
Orange S.A.
2.75%, 02/06/19	200,000	204,249
Qwest Corp.
6.50%, 06/01/17	100,000	106,044
Telefonica Emisiones S.A.U.
3.19%, 04/27/18	250,000	256,069
The Walt Disney Co.
2.15%, 09/17/20	500,000	504,401
Time Warner, Inc.
2.10%, 06/01/19	300,000	299,165
Verizon Communications, Inc.
2.55%, 06/19/19	700,000	712,340
4.50%, 09/15/20	400,000	434,749
Viacom, Inc.
2.75%, 12/15/19 (b)	300,000	297,918
Vodafone Group PLC
4.63%, 07/15/18	250,000	265,781
		6,951,811
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)(c)	250,000	245,306
Amazon.com, Inc.
1.20%, 11/29/17	100,000	99,972
2.60%, 12/05/19 (b)	250,000	255,520
American Honda Finance Corp.
2.45%, 09/24/20	250,000	251,430
Costco Wholesale Corp.
1.13%, 12/15/17	250,000	249,942
CVS Health Corp.
2.25%, 08/12/19 (b)	500,000	502,910
eBay, Inc.
1.35%, 07/15/17	150,000	148,961
    5

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ford Motor Credit Co., LLC
6.63%, 08/15/17	500,000	535,134
2.15%, 01/09/18	250,000	248,904
5.00%, 05/15/18	500,000	528,064
2.46%, 03/27/20	250,000	244,347
General Motors Financial Co., Inc.
6.75%, 06/01/18	500,000	544,765
Lowe's Cos., Inc.
1.63%, 04/15/17 (b)	200,000	201,697
McDonald's Corp.
5.30%, 03/15/17	250,000	262,169
Nordstrom, Inc.
6.25%, 01/15/18	200,000	218,810
Starbucks Corp.
2.00%, 12/05/18 (b)	150,000	151,595
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	165,525
Target Corp.
2.30%, 06/26/19	500,000	509,554
The Home Depot, Inc.
3.95%, 09/15/20 (b)	200,000	216,456
Toyota Motor Credit Corp.
2.05%, 01/12/17	250,000	252,888
1.38%, 01/10/18	200,000	200,007
2.10%, 01/17/19	500,000	505,194
Wal-Mart Stores, Inc.
5.38%, 04/05/17	200,000	212,017
1.13%, 04/11/18	150,000	149,782
3.63%, 07/08/20	200,000	215,214
		7,116,163
Consumer Non-Cyclical 3.6%
AbbVie, Inc.
1.75%, 11/06/17	500,000	501,974
Actavis Funding SCS
3.00%, 03/12/20 (b)	500,000	508,028
Altria Group, Inc.
2.63%, 01/14/20 (b)	250,000	251,803
Amgen, Inc.
2.13%, 05/15/17	300,000	303,084
2.13%, 05/01/20 (b)	250,000	246,902
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	250,000	249,163
2.15%, 02/01/19	700,000	702,925
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,248
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	252,759
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	351,842
2.40%, 11/15/19	250,000	250,987
Celgene Corp.
2.88%, 08/17/20	500,000	502,675
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	153,328
Diageo Capital PLC
1.50%, 05/11/17	200,000	200,190
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	500,000	504,761
Eli Lilly & Co.
1.25%, 03/01/18	250,000	249,677
Express Scripts Holding Co.
2.65%, 02/15/17	700,000	708,598
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Mills, Inc.
5.70%, 02/15/17	100,000	105,315
5.65%, 02/15/19	100,000	110,899
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	255,234
1.85%, 09/04/18	250,000	252,234
2.05%, 04/01/19	300,000	301,166
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	296,000	297,755
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	300,053
Kraft Foods Group, Inc.
2.25%, 06/05/17	200,000	202,335
Kraft Heinz Foods Co.
2.80%, 07/02/20 (b)	250,000	250,989
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,385
Mattel, Inc.
2.50%, 11/01/16	100,000	101,153
McKesson Corp.
5.70%, 03/01/17	150,000	157,863
2.28%, 03/15/19	200,000	200,472
Merck & Co., Inc.
1.30%, 05/18/18	350,000	350,089
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	201,207
Mylan, Inc.
1.35%, 11/29/16	500,000	496,966
Newell Rubbermaid, Inc.
2.05%, 12/01/17	100,000	100,025
PepsiCo, Inc.
1.25%, 08/13/17	100,000	100,261
2.25%, 01/07/19 (b)	250,000	253,707
1.85%, 04/30/20 (b)	250,000	247,933
Pfizer, Inc.
2.10%, 05/15/19	600,000	608,057
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	150,037
5.65%, 05/16/18	250,000	274,813
Quest Diagnostics, Inc.
2.70%, 04/01/19	300,000	299,973
2.50%, 03/30/20 (b)	300,000	296,135
Reynolds American, Inc.
2.30%, 06/12/18	250,000	253,358
Sanofi
1.25%, 04/10/18	100,000	99,972
The Coca-Cola Co.
1.15%, 04/01/18	250,000	249,437
The Kroger Co.
2.30%, 01/15/19 (b)	100,000	100,808
The Procter & Gamble Co.
1.90%, 11/01/19	500,000	503,552
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	302,379
Unilever Capital Corp.
0.85%, 08/02/17	100,000	99,757
		13,812,263
Energy 2.4%
Anadarko Petroleum Corp.
8.70%, 03/15/19	150,000	175,744
6

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BP Capital Markets PLC
1.85%, 05/05/17	150,000	151,366
1.38%, 05/10/18	300,000	298,002
2.32%, 02/13/20	400,000	400,817
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150,000	147,410
Chevron Corp.
1.10%, 12/05/17 (b)	250,000	249,190
1.72%, 06/24/18 (b)	400,000	401,896
2.42%, 11/17/20 (b)	250,000	251,320
ConocoPhillips
5.20%, 05/15/18	400,000	432,798
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	198,895
Dominion Gas Holdings LLC
1.05%, 11/01/16	500,000	500,263
Encana Corp.
6.50%, 05/15/19	250,000	268,022
Energy Transfer Partners LP
2.50%, 06/15/18	250,000	244,265
4.15%, 10/01/20 (b)	500,000	485,593
Exxon Mobil Corp.
0.92%, 03/15/17	250,000	250,164
1.91%, 03/06/20 (b)	200,000	200,207
Halliburton Co.
6.15%, 09/15/19	150,000	170,261
2.70%, 11/15/20 (b)	250,000	250,736
Hess Corp.
1.30%, 06/15/17	250,000	246,736
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	153,816
2.65%, 02/01/19	300,000	276,846
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	542,059
Murphy Oil Corp.
2.50%, 12/01/17	200,000	195,050
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	259,202
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	300,000	298,943
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	241,915
Shell International Finance BV
5.20%, 03/22/17	150,000	157,779
4.30%, 09/22/19	150,000	161,908
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	545,906
Total Capital International S.A.
1.50%, 02/17/17	150,000	150,816
2.10%, 06/19/19	100,000	100,739
Valero Energy Corp.
9.38%, 03/15/19	350,000	421,726
Weatherford International Ltd.
6.00%, 03/15/18	100,000	95,190
		8,925,580
Technology 1.8%
Apple, Inc.
1.00%, 05/03/18	350,000	348,155
2.00%, 05/06/20	400,000	399,942
Baidu, Inc.
3.25%, 08/06/18	200,000	203,856
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cisco Systems, Inc.
1.10%, 03/03/17	450,000	451,229
2.45%, 06/15/20	250,000	254,518
EMC Corp.
1.88%, 06/01/18	300,000	291,211
Fidelity National Information Services, Inc.
2.85%, 10/15/18	250,000	252,473
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)(c)	250,000	252,365
Intel Corp.
1.35%, 12/15/17	150,000	150,546
2.45%, 07/29/20	200,000	203,096
International Business Machines Corp.
1.88%, 05/15/19	200,000	200,183
1.63%, 05/15/20	500,000	492,311
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	250,000	253,226
Lam Research Corp.
2.75%, 03/15/20 (b)	500,000	489,043
Microsoft Corp.
1.30%, 11/03/18	250,000	249,613
2.00%, 11/03/20 (b)	400,000	400,752
NetApp, Inc.
2.00%, 12/15/17	500,000	499,378
Oracle Corp.
1.20%, 10/15/17	450,000	451,176
2.25%, 10/08/19	250,000	253,372
QUALCOMM, Inc.
1.40%, 05/18/18	200,000	198,050
Seagate HDD Cayman
3.75%, 11/15/18	400,000	401,515
Xerox Corp.
2.95%, 03/15/17	150,000	151,678
2.75%, 09/01/20	100,000	94,353
		6,942,041
Transportation 0.4%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	327,543
Canadian National Railway Co.
1.45%, 12/15/16 (b)	150,000	150,957
CSX Corp.
5.60%, 05/01/17	100,000	105,829
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	299,182
Southwest Airlines Co.
5.13%, 03/01/17	200,000	209,021
Union Pacific Corp.
2.25%, 06/19/20 (b)	250,000	251,612
		1,344,144
		52,697,340
Utilities 1.3%
Electric 1.2%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	300,000	297,981
Arizona Public Service Co.
2.20%, 01/15/20 (b)	100,000	99,569
CMS Energy Corp.
5.05%, 02/15/18	250,000	265,260
    7

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	499,207
Consumers Energy Co.
5.15%, 02/15/17	150,000	156,825
5.65%, 04/15/20	100,000	113,523
Dominion Resources, Inc.
1.90%, 06/15/18	210,000	209,271
2.50%, 12/01/19 (b)	300,000	299,879
Duke Energy Corp.
1.63%, 08/15/17	650,000	651,495
2.10%, 06/15/18 (b)	200,000	201,736
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	302,948
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/19 (b)	300,000	300,414
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	350,000	345,074
PG&E Corp.
2.40%, 03/01/19 (b)	250,000	250,818
PPL Capital Funding, Inc.
1.90%, 06/01/18 (b)	100,000	99,395
Sempra Energy
2.40%, 03/15/20 (b)	250,000	247,190
WEC Energy Group, Inc.
1.65%, 06/15/18	300,000	299,235
		4,639,820
Natural Gas 0.1%
Atmos Energy Corp.
6.35%, 06/15/17	100,000	106,817
NiSource Finance Corp.
6.40%, 03/15/18	100,000	109,745
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	149,599
		366,161
		5,005,981
Total Corporate Bonds
(Cost $99,664,647)		99,494,368

Municipal Bonds 0.2% of net assets
Fixed-Rate Obligations 0.2%
California
GO Bonds Series 2010
6.20%, 03/01/19	540,000	615,400
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	258,460
Total Municipal Bonds
(Cost $867,369)		873,860
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	995,850	995,850
Total Other Investment Company
(Cost $995,850)		995,850

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $377,278,705 and the unrealized appreciation and depreciation were $763,994 and ($1,036,785), respectively, with a net unrealized depreciation of ($272,791).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,148,242 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

GO –	General obligation
8

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government and Government Agencies[1]	$—	$248,240,019	$—	$248,240,019
Foreign Government Securities[1]	—	27,401,817	—	27,401,817
Corporate Bonds[1]	—	99,494,368	—	99,494,368
Municipal Bonds[1]	—	873,860	—	873,860
Other Investment Company[1]	995,850	—	—	995,850
Total	$995,850	$376,010,064	$—	$377,005,914
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    9

Schwab Investments
Schwab Intermediate-Term Bond Fund™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
19.8%	Corporate Bonds	68,061,451	68,160,622
0.3%	Asset-Backed Obligations	1,065,604	1,075,740
37.6%	Mortgage-Backed Securities	126,866,720	129,246,877
2.6%	Commercial Mortgage-Backed Securities	8,945,821	9,008,269
36.2%	U.S. Government and Government Agencies	124,378,859	124,527,232
4.7%	Foreign Government Securities	16,072,154	16,190,363
1.8%	Other Investment Company	6,097,626	6,097,626
4.4%	Short-Term Investments	14,999,361	14,999,340
107.4%	Total Investments	366,487,596	369,306,069
(2.9%)	TBA Sale Commitments	(9,899,063)	(9,900,096)
(4.5%)	Other Assets and Liabilities, Net		(15,473,856)
100.0%	Net Assets		343,932,117

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 19.8% of net assets
Finance 8.9%
Banking 6.6%
Bank of America Corp.
6.88%, 04/25/18	1,000,000	1,113,522
1.95%, 05/12/18	500,000	502,470
1.36%, 01/15/19 (a)	1,000,000	1,006,325
3.30%, 01/11/23	1,750,000	1,751,372
Capital One Financial Corp.
4.75%, 07/15/21	500,000	544,126
Capital One NA
2.95%, 07/23/21 (b)	1,500,000	1,493,168
Citigroup, Inc.
1.70%, 04/27/18	1,000,000	995,462
2.65%, 10/26/20	1,750,000	1,746,461
Credit Suisse USA, Inc.
1.38%, 05/26/17	150,000	149,665
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,214
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	996,617
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	815,320
4.95%, 03/25/20	500,000	548,429
3.13%, 01/23/25 (b)	500,000	489,862
Lloyds Bank PLC
6.38%, 01/21/21	1,000,000	1,184,972
Morgan Stanley
4.75%, 03/22/17	750,000	781,316
2.65%, 01/27/20	600,000	604,928
5.50%, 07/24/20	1,000,000	1,124,750
3.75%, 02/25/23	100,000	103,654
3.70%, 10/23/24	500,000	509,059
Regions Bank
2.25%, 09/14/18 (b)	700,000	701,854
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	149,454
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	99,832
The Bear Stearns Cos. LLC
7.25%, 02/01/18	250,000	278,557
The Goldman Sachs Group, Inc.
2.38%, 01/22/18	400,000	405,202
6.15%, 04/01/18 (h)	650,000	712,696
2.75%, 09/15/20 (b)	1,000,000	1,006,946
3.85%, 07/08/24 (b)	750,000	768,793
UBS AG
5.88%, 12/20/17	1,000,000	1,082,022
Wells Fargo & Co.
5.63%, 12/11/17	300,000	324,463
2.60%, 07/22/20	500,000	504,040
		22,744,551
Brokerage 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	253,004
Finance Company 0.6%
Air Lease Corp.
2.13%, 01/15/18	1,000,000	987,700
GATX Corp.
1.25%, 03/04/17	600,000	595,060
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	502,764
		2,085,524
Insurance 0.7%
Aflac, Inc.
3.63%, 11/15/24 (h)	200,000	205,705
Assurant, Inc.
2.50%, 03/15/18	750,000	755,529
CNA Financial Corp.
5.88%, 08/15/20	250,000	279,277
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	540,949
    1

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
UnitedHealth Group, Inc.
2.70%, 07/15/20	750,000	763,701
		2,545,161
Real Estate Investment Trust 0.9%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	489,328
DDR Corp.
3.63%, 02/01/25 (b)	300,000	285,781
ERP Operating LP
3.38%, 06/01/25 (b)	500,000	497,697
HCP, Inc.
3.40%, 02/01/25 (b)	250,000	232,846
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	252,000
3.40%, 11/01/22 (b)	500,000	497,948
ProLogis LP
4.50%, 08/15/17	250,000	263,708
Ventas Realty LP
3.50%, 02/01/25 (b)	250,000	239,915
WP Carey, Inc.
4.60%, 04/01/24 (b)	250,000	253,886
		3,013,109
		30,641,349
Industrial 9.9%
Basic Industry 0.5%
Airgas, Inc.
3.05%, 08/01/20 (b)	500,000	507,463
Albemarle Corp.
4.50%, 12/15/20 (b)	350,000	360,634
Barrick Gold Corp.
6.95%, 04/01/19	325,000	353,485
Barrick North America Finance LLC
4.40%, 05/30/21	150,000	142,237
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	346,516
The Dow Chemical Co.
4.25%, 11/15/20 (b)	155,000	165,552
		1,875,887
Capital Goods 0.7%
Eaton Corp.
2.75%, 11/02/22	750,000	732,572
General Electric Co.
5.25%, 12/06/17 (h)	500,000	539,391
Textron, Inc.
5.95%, 09/21/21 (b)	500,000	563,689
Tyco International Finance SA
3.90%, 02/14/26 (b)	500,000	501,543
		2,337,195
Communications 1.6%
AT&T, Inc.
2.38%, 11/27/18	200,000	202,836
3.00%, 06/30/22 (b)	500,000	495,200
CBS Corp.
4.00%, 01/15/26 (b)	500,000	497,313
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CCO Safari II LLC
4.46%, 07/23/22 (b)(c)	250,000	253,093
4.91%, 07/23/25 (b)(c)	1,000,000	1,016,744
Comcast Corp.
5.88%, 02/15/18	400,000	437,828
DIRECTV Holdings LLC
5.20%, 03/15/20	250,000	274,043
5.00%, 03/01/21	350,000	382,551
Embarq Corp.
7.08%, 06/01/16	750,000	770,655
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	541,760
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	250,000	251,256
Viacom, Inc.
4.50%, 03/01/21	250,000	260,871
		5,384,150
Consumer Cyclical 1.2%
Carnival Corp.
3.95%, 10/15/20	500,000	527,955
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	502,787
Ford Motor Credit Co. LLC
1.26%, 01/09/18 (a)	1,000,000	991,755
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	500,000	481,677
4.50%, 02/01/26 (b)	500,000	500,936
Macy's Retail Holdings, Inc.
4.38%, 09/01/23 (b)	250,000	254,980
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	662,712
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	108,466
		4,031,268
Consumer Non-Cyclical 2.4%
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	496,127
Altria Group, Inc.
4.75%, 05/05/21	500,000	546,637
AmerisourceBergen Corp.
3.25%, 03/01/25 (b)	500,000	484,719
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/24	250,000	256,157
AstraZeneca PLC
2.38%, 11/16/20	250,000	249,880
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,248
3.36%, 06/23/22 (b)(c)	500,000	497,067
Biogen, Inc.
4.05%, 09/15/25 (b)	500,000	505,017
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	250,448
3.20%, 03/15/23	250,000	247,545
3.75%, 09/15/25 (b)	250,000	254,354
Celgene Corp.
3.55%, 08/15/22	500,000	507,394
Eli Lilly & Co.
1.25%, 03/01/18	250,000	249,677
Gilead Sciences, Inc.
2.35%, 02/01/20	500,000	503,520
2

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kraft Heinz Foods Co.
2.00%, 07/02/18 (c)	750,000	750,620
3.50%, 07/15/22 (b)(c)	750,000	763,185
McKesson Corp.
4.75%, 03/01/21 (b)	500,000	542,799
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	352,112
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	152,224
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	547,109
		8,404,839
Energy 1.9%
Cimarex Energy Co.
5.88%, 05/01/22 (b)(h)	250,000	263,240
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	600,000	582,712
5.20%, 02/01/22 (b)	700,000	678,731
Halliburton Co.
3.38%, 11/15/22 (b)	1,000,000	1,006,385
3.80%, 11/15/25 (b)	500,000	504,058
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	542,059
6.50%, 09/15/20	500,000	517,849
Marathon Petroleum Corp.
5.13%, 03/01/21	250,000	271,040
Phillips 66
4.30%, 04/01/22	200,000	210,515
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	241,915
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	545,906
3.60%, 12/01/24 (b)	500,000	498,475
Valero Energy Corp.
9.38%, 03/15/19	250,000	301,233
6.13%, 02/01/20	250,000	281,432
		6,445,550
Technology 1.3%
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	251,329
Arrow Electronics, Inc.
3.00%, 03/01/18	100,000	100,747
Broadcom Corp.
2.70%, 11/01/18	500,000	505,965
3.50%, 08/01/24 (b)	250,000	250,798
Fidelity National Information Services, Inc.
2.85%, 10/15/18	200,000	201,978
5.00%, 10/15/25 (b)	500,000	518,147
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)(c)	250,000	252,365
4.90%, 10/15/25 (b)(c)	500,000	494,430
Microsoft Corp.
1.30%, 11/03/18	250,000	249,613
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	490,537
Seagate HDD Cayman
3.75%, 11/15/18	500,000	501,894
4.75%, 01/01/25	1,000,000	844,040
		4,661,843
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Transportation 0.3%
Southwest Airlines Co.
2.65%, 11/05/20 (b)	1,000,000	996,987
		34,137,719
Utilities 1.0%
Electric 0.9%
Dominion Resources, Inc.
6.40%, 06/15/18 (h)	500,000	552,595
Duke Energy Corp.
0.70%, 04/03/17 (a)	500,000	499,032
5.05%, 09/15/19 (h)	750,000	820,084
Exelon Generation Co., LLC
4.00%, 10/01/20 (b)	500,000	517,665
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	150,000	147,889
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	97,670
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	500,368
		3,135,303
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	99,733
Sempra Energy
2.88%, 10/01/22 (b)	150,000	146,518
		246,251
		3,381,554
Total Corporate Bonds
(Cost $68,061,451)		68,160,622

Asset-Backed Obligations 0.3% of net assets
Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)(h)	1,000,000	1,075,740
Total Asset-Backed Obligations
(Cost $1,065,604)		1,075,740

Mortgage-Backed Securities 37.6% of net assets
Collateralized Mortgage Obligations 0.3%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	531,101	540,609
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(h)	161,601	166,753
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(h)	13,922	14,159
    3

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sequoia Mortgage Trust
Series 2012-2 Class A2
3.50%, 04/25/42 (b)(h)	122,997	124,295
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	16,657	15,393
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	29,783	27,384
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	282,515	267,800
		1,156,393
TBA Securities 7.6%
Fannie Mae TBA
2.00%, 01/01/31 (b)(g)	400,000	394,719
3.00%, 01/01/31 to 12/01/45 (b)(g)	2,000,000	2,037,953
3.50%, 01/01/31 to 12/01/45 (b)(g)	3,800,000	3,953,768
4.00%, 12/01/45 (b)(g)	4,000,000	4,243,906
Freddie Mac TBA
2.00%, 01/01/31 (b)(g)	200,000	197,234
2.50%, 01/01/31 (b)(g)	1,500,000	1,516,457
3.00%, 01/01/31 (b)(g)	1,500,000	1,548,938
3.50%, 01/01/31 to 12/01/45 (b)(g)	6,200,000	6,419,406
4.00%, 12/01/45 (b)(g)	1,000,000	1,058,922
Ginnie Mae TBA
3.00%, 12/01/45 (b)(g)	1,000,000	1,015,765
3.50%, 12/01/45 (b)(g)	3,500,000	3,655,655
		26,042,723
U.S. Government Agency Mortgages 29.7%
Fannie Mae
6.00%, 03/01/16 to 05/01/21 (b)(h)	150,593	169,652
7.00%, 11/15/16 to 01/01/35 (b)	277,216	321,840
6.00%, 06/01/17 to 12/01/35 (b)	1,218,435	1,366,908
4.50%, 03/01/18 to 09/01/41 (b)	2,767,931	2,984,194
6.50%, 03/01/19 to 09/01/22 (b)	194,282	220,311
6.50%, 07/01/21 (b)(h)	14,973	17,169
5.50%, 10/01/22 (b)(h)	245,845	274,593
5.50%, 01/01/23 to 12/01/33 (b)	1,016,279	1,137,417
5.00%, 09/01/23 to 05/01/40 (b)	1,833,226	2,044,155
3.00%, 01/01/26 to 01/01/45 (b)	9,365,723	9,505,448
2.50%, 02/01/28 to 02/01/43 (b)	3,550,409	3,587,522
3.50%, 02/01/32 to 08/01/45 (b)	9,596,957	9,973,770
4.00%, 04/01/32 to 02/01/42 (b)	811,225	869,506
5.49%, 08/01/32 to 12/01/32 (b)	408,964	457,078
5.45%, 06/01/33 to 07/01/33 (b)	81,822	89,778
2.56%, 06/01/40 (a)(b)	1,680,570	1,788,178
4.00%, 09/01/40 (b)(h)	3,940,962	4,200,374
Fannie Mae REMICs
6.00%, 01/25/20 (b)	46,127	48,531
3.25%, 03/25/24 to 04/25/28 (b)	289,738	295,203
5.00%, 09/25/33 (b)	19,684	19,688
Freddie Mac
6.50%, 03/01/16 to 02/01/21 (b)(h)	71,486	80,703
6.00%, 06/01/16 to 05/01/27 (b)	288,261	330,051
4.50%, 10/01/18 to 11/01/41 (b)	5,436,808	5,894,518
4.00%, 07/01/19 to 01/01/44 (b)	4,216,596	4,507,261
6.50%, 08/01/22 to 04/01/26 (b)	94,845	108,200
5.50%, 02/01/23 to 07/01/35 (b)	512,230	571,435
5.00%, 01/01/24 to 10/01/43 (b)	1,293,824	1,420,640
2.50%, 07/01/28 to 05/01/33 (b)	543,725	553,352
3.00%, 09/01/28 to 03/01/45 (b)	6,066,243	6,130,418
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 04/01/33 to 06/01/45 (b)	2,065,622	2,148,733
5.50%, 06/01/33 (b)(h)	793,589	886,970
Freddie Mac REMICs
3.38%, 03/15/18 (b)	5,102	5,102
3.00%, 08/15/19 (b)	154,904	155,843
2.00%, 07/15/20 (b)	94,281	94,404
0.75%, 05/15/23 (a)(b)	21,939	21,988
4.00%, 07/15/24 to 02/15/27 (b)	69,904	70,159
3.50%, 11/15/25 (b)	429,546	436,072
4.50%, 09/15/33 (b)	335,038	338,178
6.00%, 08/15/35 (b)	67,182	67,350
2.50%, 07/15/37 (b)	841,885	862,128
Ginnie Mae
6.00%, 03/15/17 to 03/15/38 (b)	30,281	33,894
9.50%, 03/20/17 to 05/20/20 (b)	2,702	2,829
5.00%, 12/15/17 to 08/15/40 (b)	5,068,444	5,660,100
10.00%, 04/15/18 to 06/20/19 (b)	812	831
5.50%, 06/15/18 to 08/20/40 (b)	1,795,523	2,020,055
4.00%, 08/15/18 to 09/20/45 (b)	5,918,954	6,302,150
4.50%, 11/15/18 to 07/20/45 (b)	4,180,494	4,538,645
8.50%, 06/15/21 to 10/20/26 (b)	1,312	1,347
7.50%, 03/15/22 to 10/15/25 (b)	2,321	2,411
6.50%, 10/15/23 to 10/15/38 (b)	20,469	23,478
8.00%, 06/20/24 to 07/15/27 (b)	1,958	2,108
3.00%, 02/15/26 to 08/20/45 (b)	5,520,189	5,634,283
3.50%, 01/20/27 to 10/20/45 (b)	6,854,019	7,171,480
2.50%, 06/15/27 (b)	275,431	282,127
2.00%, 07/20/28 (b)	19,369	19,162
7.00%, 04/15/31 (b)	5,603	6,235
5.50%, 06/15/34 (b)(h)	1,501,432	1,712,256
5.00%, 10/15/34 (b)(h)	1,379,315	1,539,744
Ginnie Mae REMICs
6.45%, 08/20/34 (a)(b)	686,913	798,691
5.46%, 09/20/44 (a)(b)	1,981,170	2,241,115
		102,047,761
Total Mortgage-Backed Securities
(Cost $126,866,720)		129,246,877

Commercial Mortgage-Backed Securities 2.6% of net assets
Bear Stearns Commercial Mortgage Securities
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	874,487	891,642
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	499,689	527,912
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	259,840
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	511,347
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	277,494	286,732
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	653,798
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	111,513
Series K710 Class A2
1.88%, 05/25/19 (b)	300,000	300,709
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	160,560
4

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government National Mortgage Association
Series 2012-55 Class A
1.70%, 08/16/33 (b)	138,830	139,345
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.83%, 07/10/38 (a)(b)	571,848	575,920
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(h)	844,529	871,234
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	199,301	199,399
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	3,000,000	3,090,523
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.53%, 01/12/44 (a)(b)	428,134	427,795
Total Commercial Mortgage-Backed Securities
(Cost $8,945,821)		9,008,269

U.S. Government and Government Agencies 36.2% of net assets
U.S. Treasury Obligations 36.2%
U.S. Treasury Notes
3.13%, 04/30/17 (h)	2,500,000	2,582,227
0.88%, 05/15/17	3,000,000	3,002,403
0.88%, 06/15/17	3,000,000	3,001,875
0.75%, 06/30/17 (h)	10,000,000	9,985,160
0.88%, 07/15/17	1,500,000	1,500,528
0.63%, 07/31/17 (h)	4,000,000	3,984,844
0.75%, 12/31/17	3,000,000	2,985,762
1.00%, 02/15/18 (h)	4,000,000	3,997,264
0.75%, 03/31/18 (h)	5,000,000	4,965,235
2.88%, 03/31/18 (h)	2,000,000	2,084,218
0.88%, 07/15/18 (h)	2,500,000	2,482,862
1.50%, 08/31/18	2,000,000	2,018,204
1.25%, 10/31/18	3,500,000	3,504,581
3.75%, 11/15/18 (h)	4,000,000	4,295,312
1.63%, 03/31/19	3,000,000	3,027,714
1.25%, 04/30/19	2,250,000	2,242,355
1.50%, 05/31/19	1,500,000	1,506,533
1.00%, 06/30/19	3,250,000	3,207,344
1.63%, 06/30/19	1,500,000	1,512,305
1.75%, 09/30/19 (h)	4,000,000	4,044,140
1.50%, 11/30/19 (h)	4,000,000	4,000,236
1.38%, 01/31/20	2,000,000	1,986,406
1.25%, 02/29/20 (h)	4,000,000	3,948,908
2.38%, 12/31/20 (h)	4,000,000	4,129,764
2.13%, 01/31/21	2,500,000	2,547,997
2.00%, 02/28/21	1,000,000	1,012,598
2.25%, 04/30/21	1,000,000	1,024,922
2.13%, 06/30/21	700,000	712,223
1.50%, 01/31/22 (h)	8,500,000	8,298,626
1.75%, 02/28/22 (h)	4,000,000	3,960,312
1.75%, 03/31/22 (h)	6,500,000	6,429,540
2.00%, 07/31/22	3,500,000	3,507,315
1.63%, 08/15/22 (h)	2,000,000	1,954,414
1.75%, 09/30/22	2,000,000	1,969,922
1.88%, 10/31/22	1,000,000	992,363
2.00%, 02/15/23	1,500,000	1,499,795
2.50%, 05/15/24	1,000,000	1,027,266
2.00%, 02/15/25 (h)	4,250,000	4,174,129
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 05/15/25 (h)	2,500,000	2,479,102
2.00%, 08/15/25	3,000,000	2,940,528
Total U.S. Government and Government Agencies
(Cost $124,378,859)		124,527,232

Foreign Government Securities 4.7% of net assets
Foreign Agencies 1.4%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.25%, 02/15/17 (d)	1,000,000	1,003,833
4.00%, 01/27/20 (d)	1,000,000	1,092,246
		2,096,079
Mexico 0.3%
Petroleos Mexicanos
2.34%, 07/18/18 (a)	500,000	500,500
5.50%, 01/21/21	500,000	525,625
		1,026,125
Norway 0.2%
Statoil A.S.A.
3.13%, 08/17/17	500,000	515,841
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17 (h)	500,000	512,765
Korea Development Bank
3.75%, 01/22/24	500,000	525,546
		1,038,311
		4,676,356
Foreign Local Government 0.3%
Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	991,682
Sovereign 1.0%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	241,875
Colombia 0.1%
Republic of Colombia
4.50%, 01/28/26 (b)	500,000	495,625
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	264,373
    5

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	548,750
3.63%, 03/15/22	250,000	253,125
		801,875
Panama 0.0%
Republic of Panama
3.75%, 03/16/25 (b)	100,000	99,000
Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	163,820
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	576,250
Republic of Korea 0.2%
Republic of Korea
5.13%, 12/07/16 (h)	500,000	521,345
Turkey 0.1%
Republic of Turkey
3.25%, 03/23/23	300,000	276,600
		3,440,763
Supranational* 2.0%
European Investment Bank
1.00%, 06/15/18	1,000,000	992,738
4.00%, 02/16/21	750,000	827,549
Inter-American Development Bank
1.38%, 10/18/16	1,000,000	1,007,168
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	999,843
1.00%, 06/15/18	1,000,000	993,865
International Finance Corp.
1.13%, 11/23/16	500,000	501,008
1.75%, 09/04/18	1,600,000	1,608,915
1.75%, 09/16/19	150,000	150,476
		7,081,562
Total Foreign Government Securities
(Cost $16,072,154)		16,190,363
Security	Number of Shares	Value ($)
Other Investment Company 1.8% of net assets
Money Market Fund 1.8%
State Street Institutional U.S. Government Money Market Fund 0.00% (e)	6,097,626	6,097,626
Total Other Investment Company
(Cost $6,097,626)		6,097,626
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 4.4% of net assets
U.S. Government Agency Securities 4.4%
Federal Home Loan Bank
0.05%, 12/09/15 (f)	5,000,000	4,999,920
0.07%, 12/31/15 (f)	10,000,000	9,999,420
Total Short-Term Investments
(Cost $14,999,361)		14,999,340

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $366,571,272 and the unrealized appreciation and depreciation were $3,879,990 and ($1,145,193), respectively, with a net unrealized appreciation of $2,734,797.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 2.9% of net assets
U.S. Government Agency Mortgages 2.9%
Freddie Mac TBA
4.50%, 12/01/45 (b)(g)	2,000,000	2,158,657
Ginnie Mae TBA
5.00%, 12/01/45 (b)(g)	4,000,000	4,388,906
5.50%, 12/01/45 (b)(g)	3,000,000	3,352,533
Total TBA Sale Commitments
(Proceeds $9,899,063)		9,900,096
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,540,169 or 1.6% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit
6

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of November 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds[1]	$—	$68,160,622	$—	$68,160,622
Asset-Backed Obligations	—	1,075,740	—	1,075,740
Mortgage-Backed Securities[1]	—	129,246,877	—	129,246,877
Commercial Mortgage-Backed Securities	—	9,008,269	—	9,008,269
U.S. Government and Government Agencies[1]	—	124,527,232	—	124,527,232
Foreign Government Securities[1]	—	16,190,363	—	16,190,363
Other Investment Company[1]	6,097,626	—	—	6,097,626
Short-Term Investments[1]	—	14,999,340	—	14,999,340
Total	$6,097,626	$363,208,443	$—	$369,306,069
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($9,900,096)	$—	($9,900,096)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    7

Schwab Investments
Schwab Total Bond Market Fund™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
28.5%	Mortgage-Backed Securities	360,316,030	366,554,090
24.1%	Corporate Bonds	310,901,794	310,895,910
38.8%	U.S. Government and Government Agencies	492,826,341	499,977,022
1.8%	Commercial Mortgage-Backed Securities	23,243,205	23,450,320
0.6%	Asset-Backed Obligations	7,257,598	7,285,762
4.7%	Foreign Government Securities	61,096,065	60,599,962
1.0%	Municipal Bonds	11,696,297	12,284,290
0.3%	Other Investment Companies	4,432,884	4,432,884
5.0%	Short-Term Investments	64,997,247	64,997,235
104.8%	Total Investments	1,336,767,461	1,350,477,475
(4.8%)	Other Assets and Liabilities, Net		(62,342,226)
100.0%	Net Assets		1,288,135,249

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 28.5% of net assets
TBA Securities 5.2%
Fannie Mae TBA
2.00%, 01/01/31 (b)(h)	1,000,000	986,797
2.50%, 01/01/31 (b)(h)	2,000,000	2,021,719
3.00%, 01/01/31 to 12/01/45 (b)(h)	5,500,000	5,669,550
3.50%, 01/01/31 to 12/01/45 (b)(h)	11,900,000	12,358,658
4.00%, 12/01/45 (b)(h)	2,500,000	2,652,441
4.50%, 12/01/45 (b)(h)	1,000,000	1,081,094
Freddie Mac TBA
2.00%, 01/01/31 (b)(h)	600,000	591,703
2.50%, 01/01/31 (b)(h)	2,500,000	2,527,428
3.00%, 01/01/31 (b)(h)	1,500,000	1,548,938
3.50%, 01/01/31 to 12/01/45 (b)(h)	10,000,000	10,365,915
3.00%, 12/01/45 (b)(h)	5,000,000	5,016,328
4.00%, 12/01/45 (b)(h)	500,000	529,461
4.50%, 12/01/45 (b)(h)	1,500,000	1,618,992
Ginnie Mae TBA
2.50%, 12/01/45 (b)(h)	500,000	487,410
3.00%, 12/01/45 (b)(h)	4,000,000	4,064,696
3.50%, 12/01/45 (b)(h)	8,000,000	8,352,617
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 12/01/45 (b)(h)	4,000,000	4,248,983
4.50%, 12/01/45 (b)(h)	2,000,000	2,147,383
		66,270,113
U.S. Government Agency Mortgages 23.3%
Fannie Mae
5.50%, 02/01/16 to 06/01/38 (b)(i)	4,451,814	5,049,102
5.00%, 12/01/17 to 12/01/39 (b)(i)	3,199,447	3,516,192
4.50%, 05/01/18 to 01/01/44 (b)	9,281,634	10,061,708
6.50%, 06/01/18 to 11/01/37 (b)(i)	692,933	794,830
6.50%, 08/01/18 to 11/01/37 (b)	682,579	787,014
5.00%, 05/01/19 to 06/01/42 (b)	5,065,316	5,600,532
5.50%, 05/01/23 to 08/01/40 (b)	723,562	816,334
4.00%, 04/01/24 to 01/01/45 (b)	29,492,032	31,419,410
6.00%, 09/01/24 to 05/01/41 (b)	1,720,319	1,956,992
3.00%, 01/01/26 to 01/01/45 (b)	25,405,233	25,780,572
3.50%, 01/01/26 to 08/01/45 (b)	28,979,477	30,150,814
2.50%, 10/01/27 to 02/01/43 (b)	6,753,390	6,846,095
2.50%, 07/01/28 (b)(i)	1,757,881	1,790,915
2.00%, 08/01/28 to 09/01/28 (b)	154,199	154,167
4.50%, 03/01/29 to 04/01/43 (b)(i)	5,047,560	5,481,908
2.52%, 08/01/35 (a)(b)(i)	1,198,297	1,280,692
6.00%, 06/01/36 to 07/01/37 (b)(i)	2,010,018	2,284,653
7.00%, 04/01/37 (b)	108,997	128,320
3.00%, 02/01/43 to 07/01/43 (b)(i)	6,035,109	6,078,820
3.50%, 03/01/43 (b)(i)	3,304,384	3,430,451
Freddie Mac
4.50%, 06/01/18 to 09/01/43 (b)	5,520,120	6,001,664
6.00%, 11/01/18 to 10/01/38 (b)(i)	715,265	812,080
5.00%, 01/01/19 to 08/01/39 (b)(i)	2,040,911	2,254,997
4.50%, 08/01/20 to 08/01/41 (b)(i)	1,394,456	1,509,512
5.50%, 08/01/22 to 07/01/40 (b)	1,200,597	1,338,451
6.00%, 12/01/23 to 02/01/38 (b)	408,764	466,383
4.00%, 03/01/24 to 04/01/45 (b)	15,349,042	16,318,054
3.00%, 10/01/26 to 08/01/45 (b)	5,863,561	5,977,806
2.50%, 08/01/27 to 07/01/43 (b)	2,234,895	2,262,698
2.00%, 04/01/28 (b)	151,743	151,639
2.50%, 07/01/28 (b)(i)	2,625,258	2,682,699
3.00%, 09/01/28 to 06/01/43 (b)(i)	11,608,107	11,804,535
3.50%, 07/01/32 to 09/01/45 (b)	15,601,252	16,193,783
5.00%, 04/01/34 to 07/01/40 (b)	2,167,662	2,398,123
5.50%, 12/01/34 to 02/01/39 (b)(i)	1,954,213	2,209,093
6.50%, 10/01/36 to 09/01/39 (b)	176,282	202,044
2.11%, 05/01/37 (a)(b)(i)	721,314	761,262
4.00%, 01/01/41 (b)(i)	1,973,634	2,096,922
Ginnie Mae
4.00%, 06/20/20 to 09/20/45 (b)	13,656,116	14,570,441
4.50%, 05/15/24 to 10/20/44 (b)	9,045,128	9,824,316
3.00%, 02/15/26 to 08/20/45 (b)	11,693,403	11,959,804
3.50%, 02/15/26 to 10/20/45 (b)	22,766,595	23,850,856
5.50%, 04/20/26 to 04/15/39 (b)	1,340,190	1,511,835
2.50%, 03/20/27 to 02/15/43 (b)	926,563	942,364
2.00%, 07/20/28 (b)	38,738	38,324
5.00%, 08/15/28 to 07/20/44 (b)	5,793,759	6,439,375
6.00%, 07/20/34 to 08/15/38 (b)	831,732	949,796
6.50%, 10/20/37 (b)	231,810	265,516
5.50%, 03/15/40 (b)(i)	133,565	149,734
    1

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 10/20/40 to 08/20/44 (a)(b)	775,829	798,722
2.50%, 07/20/42 (a)(b)	75,753	77,811
3.00%, 12/20/42 to 03/15/43 (b)(i)	5,008,319	5,115,257
3.50%, 04/20/43 to 01/20/44 (b)(i)	2,624,571	2,748,501
4.00%, 09/15/43 (b)(i)	2,046,771	2,190,059
		300,283,977
Total Mortgage-Backed Securities
(Cost $360,316,030)		366,554,090

Corporate Bonds 24.1% of net assets
Finance 7.9%
Banking 5.4%
Abbey National Treasury Services PLC
3.05%, 08/23/18	200,000	205,947
2.35%, 09/10/19	250,000	250,372
American Express Centurion Bank
6.00%, 09/13/17	250,000	269,082
American Express Co.
6.15%, 08/28/17	250,000	269,327
7.00%, 03/19/18 (i)	300,000	334,822
American Express Credit Corp.
1.13%, 06/05/17	250,000	249,166
2.25%, 08/15/19	250,000	250,641
Bank of America Corp.
6.88%, 04/25/18	450,000	501,085
5.65%, 05/01/18 (i)	400,000	433,970
6.88%, 11/15/18	750,000	848,707
2.65%, 04/01/19	750,000	759,132
5.63%, 07/01/20	1,000,000	1,124,772
5.88%, 01/05/21	500,000	570,747
5.00%, 05/13/21	900,000	991,389
Bank of America NA
5.30%, 03/15/17	3,500,000	3,659,757
6.00%, 10/15/36 (i)	1,250,000	1,511,826
Bank of Montreal
2.50%, 01/11/17	500,000	507,342
BB&T Corp.
3.95%, 03/22/22 (b)(i)	1,000,000	1,052,061
BNP Paribas S.A.
5.00%, 01/15/21 (i)	250,000	278,201
3.25%, 03/03/23	250,000	251,328
BPCE S.A.
2.50%, 12/10/18	500,000	504,999
2.50%, 07/15/19	1,000,000	1,009,325
Branch Banking & Trust Co.
2.85%, 04/01/21 (b)	500,000	501,745
3.63%, 09/16/25 (b)	500,000	505,779
Capital One Bank USA NA
1.50%, 03/22/18 (b)	500,000	493,253
2.40%, 09/05/19 (b)	500,000	496,487
3.38%, 02/15/23	250,000	247,303
Citigroup, Inc.
1.55%, 08/14/17	750,000	749,010
6.00%, 08/15/17	700,000	753,297
2.40%, 02/18/20	1,300,000	1,297,357
2.65%, 10/26/20	1,000,000	997,978
4.45%, 09/29/27	350,000	350,592
5.88%, 01/30/42	500,000	586,244
4.65%, 07/30/45	500,000	510,896
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 05/21/25	1,000,000	998,035
5.25%, 08/04/45	500,000	529,944
Credit Suisse USA, Inc.
1.38%, 05/26/17	500,000	498,883
5.40%, 01/14/20	250,000	277,038
Deutsche Bank AG
6.00%, 09/01/17	450,000	479,720
3.70%, 05/30/24	100,000	100,003
Fifth Third Bancorp
8.25%, 03/01/38	200,000	290,200
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,214
HSBC Bank USA
5.88%, 11/01/34 (i)	500,000	584,259
HSBC Holdings PLC
4.00%, 03/30/22	500,000	527,814
7.63%, 05/17/32	150,000	192,448
6.50%, 09/15/37	500,000	609,215
JPMorgan Chase & Co.
6.00%, 01/15/18	1,000,000	1,087,093
2.25%, 01/23/20 (b)	300,000	299,162
4.25%, 10/15/20 (i)	1,500,000	1,604,448
4.50%, 01/24/22	1,500,000	1,628,598
3.25%, 09/23/22	1,000,000	1,012,326
3.20%, 01/25/23	150,000	150,723
3.13%, 01/23/25 (b)	250,000	244,931
5.50%, 10/15/40	100,000	115,762
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	538,501
KeyBank NA
1.10%, 11/25/16 (b)	200,000	200,104
2.25%, 03/16/20	300,000	298,089
Lloyds Bank PLC
4.20%, 03/28/17	500,000	518,298
2.30%, 11/27/18	300,000	302,785
6.38%, 01/21/21	500,000	592,486
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	248,750
Morgan Stanley
5.45%, 01/09/17	1,500,000	1,567,389
7.30%, 05/13/19	250,000	291,288
5.63%, 09/23/19	1,250,000	1,391,970
4.00%, 07/23/25	2,000,000	2,079,062
5.00%, 11/24/25	250,000	269,944
6.25%, 08/09/26	750,000	899,734
7.25%, 04/01/32	500,000	666,441
4.30%, 01/27/45	500,000	486,466
National City Bank
5.80%, 06/07/17	500,000	530,911
National City Corp.
6.88%, 05/15/19	100,000	113,905
Rabobank Nederland
3.38%, 01/19/17	350,000	358,378
4.63%, 12/01/23	100,000	104,365
4.38%, 08/04/25	250,000	255,614
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	498,180
Royal Bank of Canada
1.25%, 06/16/17	250,000	249,596
2.20%, 07/27/18	500,000	506,044
2.15%, 03/15/19	1,000,000	1,007,913
State Street Corp.
1.35%, 05/15/18	250,000	248,276
2

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250,000	250,011
3.40%, 07/11/24	300,000	300,637
SunTrust Banks, Inc.
2.35%, 11/01/18 (b)	250,000	251,801
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	357,324
2.40%, 10/01/20	500,000	499,161
Synchrony Financial
4.50%, 07/23/25 (b)	1,000,000	1,007,646
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	505,760
The Bank of Nova Scotia
4.38%, 01/13/21	500,000	540,363
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	222,846
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	750,000	783,323
6.15%, 04/01/18	500,000	548,228
7.50%, 02/15/19	1,000,000	1,164,700
2.75%, 09/15/20 (b)	2,000,000	2,013,892
5.75%, 01/24/22	750,000	860,639
3.63%, 01/22/23	500,000	513,893
3.85%, 07/08/24 (b)	1,000,000	1,025,057
5.95%, 01/15/27	450,000	507,560
6.75%, 10/01/37	300,000	360,702
The Toronto-Dominion Bank
1.40%, 04/30/18	500,000	497,985
2.13%, 07/02/19	500,000	502,068
UBS AG
5.88%, 12/20/17	850,000	919,719
5.75%, 04/25/18	1,000,000	1,085,364
US Bancorp
2.20%, 11/15/16 (b)	250,000	252,832
US Bank NA
2.13%, 10/28/19 (b)	1,000,000	1,004,166
Wachovia Corp.
5.50%, 08/01/35	500,000	554,370
Wells Fargo & Co.
5.63%, 12/11/17 (i)	700,000	757,081
2.60%, 07/22/20	150,000	151,212
3.45%, 02/13/23	800,000	804,146
3.30%, 09/09/24	1,000,000	999,161
5.38%, 02/07/35	500,000	575,005
3.90%, 05/01/45	500,000	464,095
		69,308,991
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (i)	300,000	333,561
3.50%, 03/18/24	1,000,000	1,028,305
Invesco Finance PLC
3.75%, 01/15/26	350,000	355,245
Jefferies Group LLC
5.13%, 04/13/18	250,000	262,430
5.13%, 01/20/23	100,000	101,006
6.45%, 06/08/27	75,000	79,585
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	231,213
		2,391,345
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Company 0.5%
Air Lease Corp.
5.63%, 04/01/17 (a)	1,000,000	1,045,000
3.38%, 01/15/19 (b)	500,000	507,500
GATX Corp.
5.20%, 03/15/44 (b)	500,000	486,973
General Electric Capital Corp.
3.45%, 05/15/24 (b)	500,000	518,175
5.88%, 01/14/38	500,000	614,420
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,000,000	1,100,000
Morgan Stanley
6.63%, 04/01/18	200,000	221,457
Synchrony Financial
3.75%, 08/15/21 (b)	1,000,000	1,008,510
4.25%, 08/15/24 (b)	500,000	500,571
		6,002,606
Insurance 1.2%
ACE INA Holdings, Inc.
5.80%, 03/15/18	250,000	273,383
2.70%, 03/13/23	500,000	488,451
Aetna, Inc.
3.95%, 09/01/20 (i)	250,000	264,728
Aflac, Inc.
3.63%, 06/15/23	250,000	259,226
American International Group, Inc.
3.88%, 01/15/35 (b)	400,000	362,779
6.25%, 05/01/36	250,000	292,465
4.50%, 07/16/44 (b)	500,000	474,723
Anthem, Inc.
2.25%, 08/15/19	300,000	300,303
3.30%, 01/15/23	500,000	496,196
3.50%, 08/15/24 (b)	250,000	248,068
Assurant, Inc.
6.75%, 02/15/34	200,000	235,104
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,093,774
4.25%, 01/15/21 (i)	500,000	549,533
Cigna Corp.
5.38%, 02/15/42 (b)	150,000	166,646
CNA Financial Corp.
7.35%, 11/15/19	325,000	378,557
Lincoln National Corp.
4.00%, 09/01/23	200,000	205,760
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	109,253
MetLife, Inc.
6.82%, 08/15/18	450,000	508,572
4.88%, 11/13/43	250,000	263,284
4.05%, 03/01/45	250,000	235,920
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	348,320
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	815,902
5.63%, 06/15/43 (a)(b)	250,000	260,625
The Allstate Corp.
4.50%, 06/15/43	200,000	206,213
The Chubb Corp.
6.00%, 05/11/37	100,000	123,121
    3

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Hartford Financial Services Group, Inc.
6.00%, 01/15/19	100,000	110,695
5.13%, 04/15/22	1,000,000	1,107,683
6.10%, 10/01/41	500,000	594,997
4.30%, 04/15/43	500,000	475,605
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	339,400
6.75%, 06/20/36	150,000	199,324
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,207
2.75%, 02/15/23 (b)	150,000	147,475
3.75%, 07/15/25	500,000	519,132
5.80%, 03/15/36	600,000	714,016
4.75%, 07/15/45	250,000	263,796
Voya Financial, Inc.
2.90%, 02/15/18	200,000	204,071
5.50%, 07/15/22	1,000,000	1,120,624
XLIT Ltd.
5.25%, 12/15/43	500,000	526,495
		15,384,426
Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	168,461
3.80%, 02/01/24 (b)	150,000	153,676
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	244,664
DDR Corp.
3.63%, 02/01/25 (b)	500,000	476,301
Digital Realty Trust LP
5.88%, 02/01/20	250,000	276,036
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	413,721
3.75%, 12/01/24 (b)	100,000	97,543
ERP Operating LP
4.63%, 12/15/21 (b)	500,000	546,067
3.38%, 06/01/25 (b)	250,000	248,849
Essex Portfolio LP
3.50%, 04/01/25 (b)	500,000	486,638
Federal Realty Investment Trust
2.55%, 01/15/21 (b)	500,000	499,586
4.50%, 12/01/44 (b)	150,000	151,073
HCP, Inc.
6.70%, 01/30/18	400,000	437,367
3.40%, 02/01/25 (b)	200,000	186,277
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	500,000	483,717
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	198,803
4.25%, 08/15/29 (b)	300,000	295,783
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	261,722
3.40%, 11/01/22 (b)	150,000	149,384
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	650,000	658,146
ProLogis LP
2.75%, 02/15/19 (b)	150,000	152,023
4.25%, 08/15/23 (b)	200,000	211,612
Regency Centers LP
4.80%, 04/15/21	150,000	162,205
Simon Property Group LP
2.80%, 01/30/17 (b)	200,000	203,088
2.75%, 02/01/23 (b)	500,000	489,454
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	106,464
4.25%, 03/01/22 (b)	350,000	363,383
Welltower, Inc.
4.13%, 04/01/19 (b)	200,000	209,860
WP Carey, Inc.
4.00%, 02/01/25 (b)	250,000	240,573
		8,572,476
		101,659,844
Industrial 14.4%
Basic Industry 1.0%
Agrium, Inc.
6.75%, 01/15/19	250,000	281,184
3.15%, 10/01/22 (b)	300,000	290,618
3.38%, 03/15/25 (b)	500,000	463,591
6.13%, 01/15/41 (b)	300,000	326,170
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	349,266
3.05%, 08/01/20 (b)	150,000	152,239
3.65%, 07/15/24 (b)	300,000	293,354
Albemarle Corp.
4.50%, 12/15/20 (b)	250,000	257,596
Barrick Gold Corp.
6.95%, 04/01/19	109,000	118,553
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	474,122
5.75%, 05/01/43	500,000	398,123
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	250,000	256,745
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (i)	700,000	702,562
4.13%, 02/24/42 (i)	250,000	214,142
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	100,965
3.80%, 03/15/25 (b)	250,000	247,562
Ecolab, Inc.
3.00%, 12/08/16	200,000	203,683
2.25%, 01/12/20	100,000	99,692
Freeport-McMoran Oil & Gas LLC
6.50%, 11/15/20 (b)	975,000	782,437
6.75%, 02/01/22 (b)	228,000	185,250
Georgia-Pacific LLC
7.25%, 06/01/28	200,000	252,217
International Paper Co.
7.30%, 11/15/39	300,000	359,396
4.80%, 06/15/44 (b)	200,000	186,211
Kinross Gold Corp.
5.13%, 09/01/21 (b)	150,000	132,125
Lubrizol Corp.
8.88%, 02/01/19	200,000	240,557
LYB International Finance BV
5.25%, 07/15/43	500,000	502,514
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	537,549
6.00%, 11/15/21 (b)	500,000	568,409
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	226,603
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	185,929
4

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Packaging Corp. of America
3.90%, 06/15/22 (b)	100,000	102,787
4.50%, 11/01/23 (b)	300,000	313,759
3.65%, 09/15/24 (b)	250,000	247,512
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	259,024
7.13%, 07/15/28	200,000	242,066
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	250,000	248,171
4.75%, 03/22/42 (b)	500,000	469,706
Rock-Tenn Co.
4.45%, 03/01/19	250,000	262,530
The Dow Chemical Co.
4.25%, 11/15/20 (b)	372,000	397,324
7.38%, 11/01/29	325,000	408,602
4.25%, 10/01/34 (b)	150,000	137,963
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	153,245
Vale Overseas Ltd.
6.25%, 01/23/17	150,000	152,807
4.38%, 01/11/22 (g)	375,000	313,391
Vale S.A.
5.63%, 09/11/42	250,000	163,775
		13,262,026
Capital Goods 1.1%
Caterpillar Financial Services Corp.
1.25%, 11/06/17	700,000	698,552
7.15%, 02/15/19	500,000	579,933
Deere & Co.
5.38%, 10/16/29	550,000	640,740
Eaton Corp.
1.50%, 11/02/17	200,000	199,814
2.75%, 11/02/22	1,250,000	1,220,954
4.00%, 11/02/32	150,000	143,677
General Electric Co.
5.25%, 12/06/17	500,000	539,391
2.70%, 10/09/22	500,000	501,983
3.38%, 03/11/24	150,000	155,708
4.13%, 10/09/42	250,000	244,660
4.50%, 03/11/44	250,000	258,503
Honeywell International, Inc.
5.00%, 02/15/19	150,000	165,289
5.38%, 03/01/41	250,000	295,066
John Deere Capital Corp.
1.55%, 12/15/17	500,000	501,555
1.70%, 01/15/20	150,000	147,093
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	262,067
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	242,517
5.50%, 11/15/39	100,000	111,806
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	349,061
Owens Corning
4.20%, 12/15/22 (b)	500,000	504,909
Raytheon Co.
4.88%, 10/15/40	150,000	164,866
Textron, Inc.
7.25%, 10/01/19	500,000	574,203
5.95%, 09/21/21 (b)	750,000	845,534
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Boeing Co.
3.75%, 11/20/16	300,000	308,702
4.88%, 02/15/20	500,000	561,965
2.60%, 10/30/25 (b)	250,000	242,639
6.88%, 03/15/39 (i)	100,000	139,423
3.50%, 03/01/45 (b)	750,000	690,233
Tyco International Finance S.A.
5.13%, 09/14/45 (b)	500,000	520,142
United Technologies Corp.
1.80%, 06/01/17	250,000	252,028
6.13%, 02/01/19	500,000	561,312
3.10%, 06/01/22	750,000	767,054
4.50%, 06/01/42	700,000	712,042
Waste Management, Inc.
4.10%, 03/01/45 (b)	500,000	467,514
		14,570,935
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	571,429
6.40%, 12/15/35	250,000	296,616
6.15%, 03/01/37	450,000	511,379
America Movil, S.A.B. de CV
5.00%, 10/16/19 (i)	200,000	217,361
6.13%, 03/30/40	500,000	571,661
4.38%, 07/16/42	300,000	276,299
American Tower Corp.
3.40%, 02/15/19	500,000	514,772
5.00%, 02/15/24	500,000	532,449
AT&T, Inc.
2.45%, 06/23/20 (b)	200,000	198,286
3.00%, 02/15/22 (i)	350,000	346,491
3.00%, 06/23/22 (b)	500,000	495,200
3.40%, 05/15/25 (b)	350,000	340,334
6.15%, 09/15/34	300,000	330,694
5.35%, 09/01/40	250,000	250,243
5.55%, 08/15/41	100,000	102,985
CBS Corp.
5.75%, 04/15/20 (i)	275,000	308,003
3.50%, 01/15/25 (b)	500,000	484,175
4.90%, 08/15/44 (b)	100,000	93,537
4.60%, 01/15/45 (b)	500,000	448,434
CCO Safari II LLC
3.58%, 07/23/20 (b)(c)	500,000	502,903
4.46%, 07/23/22 (b)(c)	250,000	253,093
4.91%, 07/23/25 (b)(c)	500,000	508,372
6.38%, 10/23/35 (b)(c)	250,000	259,388
Comcast Corp.
5.70%, 07/01/19	200,000	226,237
6.50%, 11/15/35	175,000	223,067
4.60%, 08/15/45 (b)	1,000,000	1,038,304
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	450,394
DIRECTV Holdings LLC
2.40%, 03/15/17	500,000	506,123
5.20%, 03/15/20	500,000	548,087
5.00%, 03/01/21	250,000	273,251
3.80%, 03/15/22	500,000	511,912
4.45%, 04/01/24 (b)	150,000	155,759
3.95%, 01/15/25 (b)	250,000	250,389
6.00%, 08/15/40 (b)	500,000	524,834
5.15%, 03/15/42	350,000	335,713
    5

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Grupo Televisa S.A.B.
6.00%, 05/15/18	250,000	270,880
6.13%, 01/31/46 (b)	250,000	255,083
Historic TW, Inc.
6.88%, 06/15/18	500,000	561,754
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	563,685
4.38%, 04/01/21	500,000	547,106
2.88%, 01/15/23	250,000	250,636
5.95%, 04/01/41	150,000	183,020
4.45%, 01/15/43	250,000	252,407
Omnicom Group, Inc.
4.45%, 08/15/20	500,000	535,669
3.65%, 11/01/24 (b)	250,000	248,079
Orange S.A.
2.75%, 02/06/19	150,000	153,187
9.00%, 03/01/31 (a)	200,000	290,172
5.38%, 01/13/42	100,000	109,411
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	918,818
Qwest Corp.
6.75%, 12/01/21	300,000	315,348
TCI Communication, Inc.
7.13%, 02/15/28	350,000	455,472
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	100,000	110,092
5.46%, 02/16/21	500,000	563,409
7.05%, 06/20/36	100,000	121,622
The Walt Disney Co.
4.13%, 12/01/41	100,000	101,183
Time Warner, Inc.
2.10%, 06/01/19	300,000	299,165
4.88%, 03/15/20	400,000	438,084
3.55%, 06/01/24 (b)	250,000	248,655
Verizon Communications, Inc.
1.35%, 06/09/17	250,000	250,229
3.65%, 09/14/18	350,000	369,138
4.50%, 09/15/20	1,000,000	1,086,873
3.00%, 11/01/21 (b)	200,000	200,593
5.15%, 09/15/23	700,000	783,756
4.15%, 03/15/24 (b)	500,000	524,651
3.50%, 11/01/24 (b)	200,000	201,005
7.75%, 12/01/30	250,000	330,050
6.40%, 09/15/33	500,000	584,741
4.40%, 11/01/34 (b)	1,500,000	1,425,132
5.85%, 09/15/35	650,000	716,511
4.75%, 11/12/41	1,000,000	943,994
6.55%, 09/15/43	500,000	605,028
Viacom, Inc.
2.50%, 12/15/16	300,000	303,249
4.25%, 09/01/23 (b)	150,000	148,900
Vodafone Group PLC
2.95%, 02/19/23	1,000,000	960,922
WPP Finance 2010
3.75%, 09/19/24	250,000	251,279
		30,937,162
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	1,000,000	981,225
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	196,331
3.80%, 12/05/24 (b)	250,000	260,321
4.95%, 12/05/44 (b)	500,000	534,396
American Honda Finance Corp.
0.95%, 05/05/17	250,000	249,070
AutoZone, Inc.
4.00%, 11/15/20 (b)	500,000	527,279
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	498,293
CVS Health Corp.
2.25%, 08/12/19 (b)	250,000	251,455
4.75%, 05/18/20 (b)	350,000	385,329
2.75%, 12/01/22 (b)	1,000,000	975,720
3.38%, 08/12/24 (b)	250,000	251,394
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	281,331
Ford Motor Co.
7.45%, 07/16/31	100,000	125,420
4.75%, 01/15/43	1,000,000	961,324
Ford Motor Credit Co., LLC
6.63%, 08/15/17	750,000	802,701
2.15%, 01/09/18	500,000	497,808
5.00%, 05/15/18	350,000	369,645
General Motors Co.
3.50%, 10/02/18	250,000	254,235
4.88%, 10/02/23	750,000	779,763
6.25%, 10/02/43	250,000	270,131
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	289,243
4.63%, 07/02/44 (b)	300,000	259,484
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	150,000	153,955
4.65%, 04/15/42 (b)	100,000	105,160
Macy's Retail Holdings, Inc.
6.90%, 04/01/29	200,000	230,701
5.13%, 01/15/42 (b)	250,000	224,946
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	203,911
3.13%, 10/15/21 (b)	200,000	200,844
McDonald's Corp.
2.63%, 01/15/22	200,000	196,598
3.70%, 02/15/42	200,000	166,816
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	195,871
3.63%, 05/01/43 (b)	100,000	93,334
Nordstrom, Inc.
6.25%, 01/15/18	100,000	109,405
QVC, Inc.
5.45%, 08/15/34 (b)	300,000	262,352
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	321,074
Target Corp.
2.30%, 06/26/19	500,000	509,554
3.50%, 07/01/24	400,000	416,539
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	104,892
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	159,726
5.88%, 12/16/36	500,000	616,269
4.20%, 04/01/43 (b)	500,000	504,641
4.88%, 02/15/44 (b)	150,000	166,564
6

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Toyota Motor Credit Corp.
1.25%, 10/05/17	500,000	499,934
1.55%, 07/13/18	1,000,000	1,001,058
3.40%, 09/15/21	1,100,000	1,148,809
VF Corp.
6.45%, 11/01/37	50,000	65,346
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	329,625
3.25%, 10/25/20	500,000	532,103
5.88%, 04/05/27	275,000	338,892
5.25%, 09/01/35	300,000	344,852
6.50%, 08/15/37	150,000	194,537
4.00%, 04/11/43 (b)	500,000	485,659
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	500,000	501,693
3.80%, 11/18/24 (b)	500,000	491,403
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	271,164
		21,150,125
Consumer Non-Cyclical 3.5%
AbbVie, Inc.
2.00%, 11/06/18	500,000	501,722
3.20%, 11/06/22 (b)	200,000	198,451
4.40%, 11/06/42	300,000	280,129
Actavis Funding SCS
3.80%, 03/15/25 (b)	1,000,000	1,009,655
4.75%, 03/15/45 (b)	500,000	500,451
Altria Group, Inc.
4.75%, 05/05/21	150,000	163,991
5.38%, 01/31/44	500,000	538,162
Amgen, Inc.
2.50%, 11/15/16 (i)	250,000	253,484
5.70%, 02/01/19 (i)	500,000	554,654
3.63%, 05/15/22 (b)	150,000	154,829
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	150,000	149,498
2.15%, 02/01/19	300,000	301,253
3.70%, 02/01/24	300,000	307,388
4.63%, 02/01/44	650,000	658,793
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	350,000	349,026
5.00%, 04/15/20	450,000	496,194
4.38%, 02/15/21 (i)	150,000	163,136
AstraZeneca PLC
2.38%, 11/16/20	250,000	249,880
6.45%, 09/15/37	500,000	647,976
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	248,248
3.36%, 06/23/22 (b)(c)	500,000	497,067
4.00%, 06/23/25 (b)(c)	500,000	496,444
5.25%, 06/23/45 (b)(c)	500,000	503,781
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	130,689
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	117,145
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	250,448
3.20%, 03/15/23	250,000	247,545
3.75%, 09/15/25 (b)	500,000	508,708
4.60%, 03/15/43	250,000	243,285
4.90%, 09/15/45 (b)	500,000	513,765
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Celgene Corp.
2.88%, 08/17/20	1,000,000	1,005,350
3.55%, 08/15/22	1,000,000	1,014,787
3.63%, 05/15/24 (b)	1,000,000	995,115
4.63%, 05/15/44 (b)	250,000	235,041
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	433,395
Delhaize Group S.A.
5.70%, 10/01/40	500,000	518,591
Diageo Capital PLC
1.13%, 04/29/18	100,000	99,464
5.88%, 09/30/36	150,000	177,206
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	750,000	758,209
Eli Lilly & Co.
3.70%, 03/01/45 (b)	500,000	468,433
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	253,071
2.25%, 06/15/19	500,000	497,960
4.75%, 11/15/21	450,000	488,973
General Mills, Inc.
5.65%, 02/15/19	500,000	554,495
5.40%, 06/15/40	500,000	553,267
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	1,000,000	1,088,231
3.50%, 02/01/25 (b)	500,000	502,572
5.65%, 12/01/41 (b)	1,000,000	1,120,974
4.78%, 03/01/46 (b)	250,000	254,588
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	514,201
Hasbro, Inc.
6.30%, 09/15/17	100,000	107,675
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	110,342
4.85%, 05/15/41	200,000	231,559
Kellogg Co.
7.45%, 04/01/31	250,000	319,448
Kimberly-Clark Corp.
6.13%, 08/01/17	500,000	540,677
7.50%, 11/01/18	325,000	378,348
5.30%, 03/01/41	200,000	231,169
Koninklijke Philips N.V.
5.00%, 03/15/42	300,000	293,498
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	433,616
3.50%, 06/06/22	1,000,000	1,017,508
Kraft Heinz Foods Co.
5.20%, 07/15/45 (b)	500,000	522,290
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,385
6.88%, 05/01/20	100,000	116,665
McKesson Corp.
2.28%, 03/15/19	650,000	651,535
3.80%, 03/15/24 (b)	500,000	507,217
Medtronic, Inc.
1.50%, 03/15/18	750,000	752,698
3.13%, 03/15/22 (b)	250,000	254,375
4.63%, 03/15/45	250,000	257,273
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	752,103
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	221,894
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	101,014
    7

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	201,207
6.50%, 11/01/31	500,000	601,438
Mylan, Inc.
4.20%, 11/29/23 (b)	350,000	344,048
5.40%, 11/29/43 (b)	200,000	191,044
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	150,038
4.70%, 08/15/20	200,000	214,963
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	202,965
4.50%, 01/15/20	250,000	273,927
4.88%, 11/01/40	500,000	542,741
Perrigo Finance PLC
3.90%, 12/15/24 (b)	500,000	485,695
Pfizer, Inc.
6.20%, 03/15/19	500,000	566,302
7.20%, 03/15/39	250,000	342,372
4.40%, 05/15/44	500,000	493,467
Philip Morris International, Inc.
4.50%, 03/26/20	350,000	382,976
2.90%, 11/15/21	650,000	658,905
2.50%, 08/22/22	500,000	491,873
3.25%, 11/10/24	500,000	506,919
3.38%, 08/11/25 (b)	500,000	509,414
Quest Diagnostics, Inc.
4.70%, 04/01/21	750,000	803,485
Reynolds American, Inc.
3.25%, 11/01/22	100,000	99,532
4.45%, 06/12/25 (b)	200,000	210,369
4.75%, 11/01/42	150,000	145,103
5.85%, 08/15/45 (b)	500,000	561,113
Sanofi
1.25%, 04/10/18	250,000	249,930
Teva Pharmaceutical Finance Co., LLC
6.15%, 02/01/36	13,000	14,315
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	91,000	92,158
The Coca-Cola Co.
3.15%, 11/15/20 (i)	1,200,000	1,264,144
2.88%, 10/27/25	500,000	493,333
The JM Smucker Co.
3.50%, 03/15/25	750,000	753,496
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	103,646
5.40%, 07/15/40 (b)	50,000	53,980
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	438,456
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	300,000	314,784
5.30%, 02/01/44 (b)	300,000	324,041
Unilever Capital Corp.
4.25%, 02/10/21	700,000	771,014
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	500,000	499,135
5.75%, 11/30/39	400,000	438,980
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	87,089
		45,550,406
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.5%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	267,649
6.45%, 09/15/36 (i)	100,000	110,025
Apache Corp.
3.25%, 04/15/22 (b)	250,000	246,735
5.10%, 09/01/40 (b)	250,000	243,254
Baker Hughes, Inc.
7.50%, 11/15/18 (i)	100,000	114,738
BP Capital Markets PLC
1.85%, 05/05/17 (i)	200,000	201,821
2.24%, 05/10/19	500,000	500,751
2.32%, 02/13/20	250,000	250,511
4.50%, 10/01/20	500,000	547,217
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	180,182
Cameron International Corp.
4.00%, 12/15/23 (b)	500,000	511,297
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	262,306
3.90%, 02/01/25 (b)	500,000	472,429
5.85%, 02/01/35	250,000	249,834
6.25%, 03/15/38	200,000	208,211
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	115,301
Chevron Corp.
4.95%, 03/03/19	500,000	551,049
Cimarex Energy Co.
5.88%, 05/01/22 (b)	500,000	526,479
4.38%, 06/01/24 (b)	500,000	494,723
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	298,342
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	388,855
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	450,000	375,176
4.70%, 11/01/42 (b)	100,000	68,732
Enbridge Energy Partners LP
4.20%, 09/15/21 (b)	1,000,000	980,565
5.50%, 09/15/40 (b)	500,000	411,069
Energy Transfer Partners LP
5.20%, 02/01/22 (b)	1,000,000	969,616
6.13%, 12/15/45 (b)	500,000	430,240
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	350,000	321,405
5.05%, 04/01/45 (b)	650,000	504,506
Ensco PLC
4.70%, 03/15/21	350,000	306,249
4.50%, 10/01/24 (b)	150,000	117,364
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	600,000	593,446
3.90%, 02/15/24 (b)	100,000	97,377
3.75%, 02/15/25 (b)	500,000	473,984
6.65%, 10/15/34	250,000	279,849
EOG Resources, Inc.
5.63%, 06/01/19	500,000	555,269
2.63%, 03/15/23 (b)	500,000	486,347
3.90%, 04/01/35 (b)	500,000	481,872
Exxon Mobil Corp.
3.57%, 03/06/45 (b)	500,000	476,413
Halliburton Co.
3.80%, 11/15/25 (b)	500,000	504,058
5.00%, 11/15/45 (b)	500,000	508,988
8

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	500,000	505,010
Hess Corp.
8.13%, 02/15/19	300,000	346,279
7.30%, 08/15/31 (i)	300,000	341,159
5.60%, 02/15/41	100,000	98,110
Husky Energy, Inc.
7.25%, 12/15/19	163,000	183,967
4.00%, 04/15/24 (b)	1,000,000	950,311
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	292,154
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	421,816
6.95%, 01/15/38	500,000	461,474
5.00%, 08/15/42 (b)	200,000	143,090
5.40%, 09/01/44 (b)	100,000	75,147
Kinder Morgan, Inc.
7.25%, 06/01/18	250,000	271,030
4.30%, 06/01/25 (b)	250,000	211,634
5.55%, 06/01/45 (b)	200,000	152,894
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	203,812
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	179,679
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	500,000	485,411
6.50%, 03/01/41 (b)	250,000	271,126
MPLX LP
4.00%, 02/15/25 (b)	250,000	226,725
Nexen Energy ULC
6.20%, 07/30/19	125,000	138,568
5.88%, 03/10/35	300,000	334,284
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	324,741
Noble Holding International Ltd.
5.95%, 04/01/25 (b)	250,000	200,681
Phillips 66
2.95%, 05/01/17	500,000	509,761
5.88%, 05/01/42	150,000	163,518
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	445,879
4.68%, 02/15/45 (b)	100,000	79,583
Pioneer Natural Resources Co.
7.50%, 01/15/20	1,000,000	1,132,330
Pride International, Inc.
7.88%, 08/15/40	250,000	227,964
Shell International Finance BV
5.20%, 03/22/17	500,000	525,930
3.63%, 08/21/42	500,000	438,595
4.38%, 05/11/45	500,000	496,401
Southern Natural Gas Co., LLC
5.90%, 04/01/17 (c)(i)	150,000	154,018
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	300,400
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	545,906
3.60%, 12/01/24 (b)	700,000	697,866
5.95%, 12/01/34	250,000	279,141
6.50%, 06/15/38	500,000	598,784
The Williams Cos., Inc.
7.88%, 09/01/21	200,000	203,093
8.75%, 03/15/32 (a)	350,000	343,940
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tosco Corp.
7.80%, 01/01/27	250,000	319,539
Total Capital International S.A.
2.13%, 01/10/19	250,000	252,967
2.88%, 02/17/22	500,000	503,175
TransCanada PipeLines Ltd.
6.20%, 10/15/37	150,000	166,067
Valero Energy Corp.
9.38%, 03/15/19	250,000	301,233
4.90%, 03/15/45	250,000	225,928
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	392,500
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	453,880
Williams Partners LP
3.60%, 03/15/22 (b)	100,000	87,748
XTO Energy, Inc.
6.75%, 08/01/37 (i)	100,000	139,093
		32,488,575
Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	285,944
Technology 1.6%
Amphenol Corp.
1.55%, 09/15/17	300,000	299,369
Apple, Inc.
1.00%, 05/03/18	1,000,000	994,730
2.40%, 05/03/23	500,000	488,926
3.85%, 05/03/43	500,000	464,925
Applied Materials, Inc.
2.63%, 10/01/20 (b)	500,000	502,657
Broadcom Corp.
3.50%, 08/01/24 (b)	500,000	501,595
Cisco Systems, Inc.
4.45%, 01/15/20 (i)	250,000	273,710
3.50%, 06/15/25	750,000	778,546
EMC Corp.
3.38%, 06/01/23 (b)	500,000	428,553
Fidelity National Information Services, Inc.
2.85%, 10/15/18	500,000	504,946
5.00%, 10/15/25 (b)	500,000	518,147
Fiserv, Inc.
2.70%, 06/01/20 (b)	250,000	249,729
3.85%, 06/01/25 (b)	250,000	252,711
Google, Inc.
3.38%, 02/25/24	300,000	316,403
Harris Corp.
6.15%, 12/15/40	150,000	164,521
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)(c)	250,000	247,215
6.35%, 10/15/45 (b)(c)	750,000	723,443
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	254,248
4.95%, 12/15/24 (b)	150,000	150,522
Intel Corp.
3.30%, 10/01/21	400,000	419,096
4.80%, 10/01/41	150,000	158,164
    9

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Business Machines Corp.
5.70%, 09/14/17	400,000	431,663
7.63%, 10/15/18 (i)	700,000	814,064
4.00%, 06/20/42	750,000	696,130
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	356,086
Lam Research Corp.
2.75%, 03/15/20 (b)	250,000	244,522
3.80%, 03/15/25 (b)	500,000	475,720
Microsoft Corp.
1.30%, 11/03/18	1,000,000	998,450
5.30%, 02/08/41	1,000,000	1,153,980
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	441,064
NetApp, Inc.
2.00%, 12/15/17	1,000,000	998,757
3.38%, 06/15/21 (b)	350,000	343,376
Oracle Corp.
3.63%, 07/15/23	750,000	780,657
2.95%, 05/15/25 (b)	1,000,000	978,779
4.50%, 07/08/44 (b)	500,000	504,079
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	198,569
Seagate HDD Cayman
3.75%, 11/15/18	500,000	501,894
4.75%, 06/01/23	750,000	663,271
4.75%, 01/01/25	750,000	633,030
5.75%, 12/01/34 (b)(c)	250,000	194,052
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	250,000	244,382
Xerox Corp.
2.75%, 03/15/19	400,000	390,909
		20,735,590
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	734,835	720,286
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (b)	300,000	313,816
4.45%, 03/15/43 (b)	250,000	240,322
4.55%, 09/01/44 (b)	300,000	294,549
Canadian National Railway Co.
2.95%, 11/21/24 (b)	250,000	247,883
6.20%, 06/01/36	100,000	127,183
4.50%, 11/07/43 (b)	100,000	107,322
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	266,883
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	268,824	284,281
CSX Corp.
3.70%, 10/30/20 (b)	250,000	263,649
4.10%, 03/15/44 (b)	100,000	92,559
FedEx Corp.
2.63%, 08/01/22	200,000	195,885
3.88%, 08/01/42	200,000	173,550
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	336,512
2.90%, 02/15/23 (b)	250,000	242,497
4.84%, 10/01/41	100,000	100,026
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	199,455
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	498,493
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Pacific Corp.
4.16%, 07/15/22 (b)	750,000	815,635
3.25%, 08/15/25 (b)	500,000	508,517
6.63%, 02/01/29	250,000	323,399
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	250,328
6.20%, 01/15/38	150,000	193,356
4.88%, 11/15/40 (b)	250,000	280,343
		7,076,729
		186,057,492
Utilities 1.8%
Electric 1.7%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	395,573
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	600,000	595,961
Appalachian Power Co.
6.38%, 04/01/36 (i)	650,000	764,942
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	248,923
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	516,384
6.50%, 09/15/37	500,000	621,089
CMS Energy Corp.
4.70%, 03/31/43 (b)	250,000	250,858
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	394,520
4.45%, 03/15/44 (b)	350,000	351,547
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	514,099
3.95%, 05/15/43 (b)	900,000	875,649
Dominion Resources, Inc.
1.90%, 06/15/18	500,000	498,264
4.45%, 03/15/21	450,000	479,679
5.25%, 08/01/33	500,000	526,192
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	157,695
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	108,631
6.45%, 10/15/32	350,000	439,616
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	254,650
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	817,912
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	850,000	842,599
Eversource Energy
3.15%, 01/15/25 (b)	500,000	492,551
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	1,000,000	1,001,246
4.00%, 10/01/20 (b)	300,000	310,599
5.60%, 06/15/42 (b)	300,000	289,724
Georgia Power Co.
4.75%, 09/01/40	350,000	343,176
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	622,620
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	200,632
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	800,000	788,741
4.55%, 12/01/41 (b)	500,000	488,369
10

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pacific Gas & Electric Co.
5.80%, 03/01/37	400,000	469,062
4.30%, 03/15/45 (b)	500,000	498,235
Pacificorp
5.50%, 01/15/19	150,000	165,578
6.00%, 01/15/39	500,000	612,623
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	195,340
PSEG Power LLC
5.13%, 04/15/20	150,000	163,667
8.63%, 04/15/31	500,000	639,631
Puget Sound Energy, Inc.
6.27%, 03/15/37	750,000	959,713
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	263,124
Sempra Energy
2.40%, 03/15/20 (b)	500,000	494,381
3.55%, 06/15/24 (b)	150,000	150,994
Southern California Edison Co.
5.50%, 08/15/18	250,000	273,838
Southern Power Co.
1.50%, 06/01/18	500,000	491,037
The Southern Co.
2.15%, 09/01/19 (b)	200,000	198,122
TransAlta Corp.
6.65%, 05/15/18	100,000	104,998
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	191,468
WEC Energy Group, Inc.
1.65%, 06/15/18	500,000	498,724
2.45%, 06/15/20 (b)	500,000	500,367
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	339,971
4.80%, 09/15/41 (b)	750,000	775,207
		22,178,521
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	500,000	485,184
ONE Gas, Inc.
3.61%, 02/01/24 (b)	250,000	257,227
4.66%, 02/01/44 (b)	150,000	154,379
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	103,263
		1,000,053
		23,178,574
Total Corporate Bonds
(Cost $310,901,794)		310,895,910

U.S. Government and Government Agencies 38.8% of net assets
U.S. Government Agency Securities 2.8%
Fannie Mae
5.38%, 06/12/17 (i)	1,000,000	1,066,679
1.00%, 09/27/17	2,850,000	2,851,607
0.88%, 02/08/18	1,000,000	995,813
1.13%, 10/19/18	200,000	199,093
1.50%, 10/17/19 (b)	2,000,000	2,001,926
1.55%, 10/29/19 (b)	1,600,000	1,596,038
1.75%, 11/26/19	1,500,000	1,508,055
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 10/17/22 (b)	1,500,000	1,470,249
6.63%, 11/15/30 (i)	500,000	713,322
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	523,036
Federal Home Loan Bank
1.00%, 06/21/17	450,000	450,882
2.25%, 09/08/17	2,000,000	2,044,912
5.00%, 11/17/17	750,000	807,970
5.38%, 05/15/19	500,000	565,030
1.88%, 12/09/22 (i)	2,500,000	2,453,655
5.50%, 07/15/36	500,000	657,824
Freddie Mac
1.25%, 05/12/17	1,750,000	1,760,036
1.00%, 09/29/17	2,500,000	2,502,417
0.88%, 03/07/18 (i)	2,000,000	1,990,018
1.25%, 05/14/18 (b)	1,750,000	1,750,172
4.88%, 06/13/18	1,000,000	1,091,867
1.63%, 11/27/18	1,000,000	1,009,871
1.50%, 06/22/20	1,000,000	989,497
1.50%, 11/30/20	250,000	246,001
2.38%, 01/13/22	1,500,000	1,527,150
6.03%, 10/08/27	250,000	324,942
3.00%, 01/18/28 (b)	400,000	395,063
Private Export Funding Corp.
2.30%, 09/15/20	1,000,000	1,010,130
Tennessee Valley Authority
3.88%, 02/15/21	340,000	372,117
4.65%, 06/15/35	1,000,000	1,129,780
		36,005,152
U.S. Treasury Obligations 36.0%
U.S. Treasury Bonds
8.13%, 08/15/19	1,000,000	1,242,520
6.00%, 02/15/26 (i)	2,000,000	2,688,554
6.50%, 11/15/26	1,000,000	1,408,711
6.63%, 02/15/27	1,000,000	1,427,402
6.38%, 08/15/27	1,000,000	1,414,434
6.13%, 11/15/27	400,000	557,367
5.25%, 11/15/28	1,500,000	1,969,863
5.25%, 02/15/29 (i)	1,000,000	1,316,855
5.38%, 02/15/31	4,000,000	5,450,624
4.50%, 02/15/36	2,000,000	2,576,054
5.00%, 05/15/37	500,000	688,565
3.50%, 02/15/39	500,000	555,108
4.38%, 11/15/39	1,000,000	1,261,641
4.38%, 05/15/40	1,750,000	2,207,665
3.88%, 08/15/40 (i)	1,000,000	1,171,934
4.25%, 11/15/40	1,650,000	2,045,967
4.75%, 02/15/41	1,450,000	1,932,238
4.38%, 05/15/41	1,250,000	1,582,056
3.75%, 08/15/41	1,200,000	1,382,626
3.13%, 11/15/41	3,785,000	3,920,579
3.13%, 02/15/42	2,230,000	2,307,658
3.00%, 05/15/42	1,000,000	1,008,398
2.75%, 08/15/42	2,025,000	1,938,701
2.75%, 11/15/42	2,000,000	1,910,860
3.13%, 02/15/43	1,500,000	1,541,718
2.88%, 05/15/43	3,000,000	2,932,794
3.63%, 08/15/43	3,000,000	3,389,064
3.75%, 11/15/43	1,000,000	1,155,293
3.63%, 02/15/44	3,000,000	3,385,899
3.38%, 05/15/44	3,500,000	3,766,875
3.13%, 08/15/44	1,000,000	1,025,430
    11

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 11/15/44	3,500,000	3,499,044
2.50%, 02/15/45	6,000,000	5,401,404
3.00%, 05/15/45	3,500,000	3,497,539
2.88%, 08/15/45	1,750,000	1,707,480
U.S. Treasury Notes
0.75%, 01/15/17	3,000,000	2,999,940
0.50%, 01/31/17	2,000,000	1,993,906
0.88%, 01/31/17	3,000,000	3,003,810
3.13%, 01/31/17 (i)	3,700,000	3,801,099
0.88%, 02/28/17	7,750,000	7,760,145
0.75%, 03/15/17	5,500,000	5,498,174
1.00%, 03/31/17	2,000,000	2,005,664
3.25%, 03/31/17	2,000,000	2,066,368
0.50%, 04/30/17	8,000,000	7,965,312
0.88%, 04/30/17	5,500,000	5,505,049
3.13%, 04/30/17 (i)	5,250,000	5,422,678
0.88%, 05/15/17	3,000,000	3,002,403
4.50%, 05/15/17	3,000,000	3,161,367
0.63%, 05/31/17	2,500,000	2,491,943
0.88%, 06/15/17	2,000,000	2,001,250
0.88%, 07/15/17	2,000,000	2,000,704
0.50%, 07/31/17	4,000,000	3,976,796
0.63%, 07/31/17	4,000,000	3,984,844
2.38%, 07/31/17	3,500,000	3,588,252
0.88%, 08/15/17	3,500,000	3,499,930
0.63%, 08/31/17	6,500,000	6,470,165
1.88%, 08/31/17	2,000,000	2,034,336
1.00%, 09/15/17	2,000,000	2,003,632
0.63%, 09/30/17	4,500,000	4,477,941
1.88%, 09/30/17	3,000,000	3,054,024
0.88%, 10/15/17	4,000,000	3,997,736
0.75%, 10/31/17	3,000,000	2,989,863
1.88%, 10/31/17	4,000,000	4,072,108
0.88%, 11/15/17	2,000,000	1,997,422
4.25%, 11/15/17	3,000,000	3,192,540
0.63%, 11/30/17	7,500,000	7,450,785
0.88%, 01/15/18	3,900,000	3,889,033
2.63%, 01/31/18	2,000,000	2,068,946
1.00%, 02/15/18	1,750,000	1,748,803
3.50%, 02/15/18	1,000,000	1,053,867
0.75%, 03/31/18	3,000,000	2,979,141
2.88%, 03/31/18	2,500,000	2,605,272
0.75%, 04/15/18	2,500,000	2,481,250
3.88%, 05/15/18	500,000	534,239
0.88%, 07/15/18	2,000,000	1,986,290
1.38%, 07/31/18	2,000,000	2,012,304
4.00%, 08/15/18	2,000,000	2,155,546
1.50%, 08/31/18	1,000,000	1,009,102
1.38%, 09/30/18	1,500,000	1,507,940
0.88%, 10/15/18	3,000,000	2,971,464
1.25%, 10/31/18	1,000,000	1,001,309
1.75%, 10/31/18	4,000,000	4,062,968
1.25%, 11/15/18	2,000,000	2,001,484
3.75%, 11/15/18	3,000,000	3,221,484
1.25%, 11/30/18	6,000,000	6,003,516
1.38%, 11/30/18	3,000,000	3,012,831
1.38%, 12/31/18	5,000,000	5,017,480
1.50%, 01/31/19	2,000,000	2,013,008
2.75%, 02/15/19	1,500,000	1,568,994
1.50%, 02/28/19	4,500,000	4,526,455
1.50%, 03/31/19	2,000,000	2,011,406
1.63%, 03/31/19	5,000,000	5,046,190
1.63%, 04/30/19	1,500,000	1,513,389
3.13%, 05/15/19	3,000,000	3,178,242
1.50%, 05/31/19	3,000,000	3,013,065
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 06/30/19	1,500,000	1,480,313
1.63%, 06/30/19	3,000,000	3,024,609
1.63%, 07/31/19	2,500,000	2,518,897
3.63%, 08/15/19	3,000,000	3,238,185
1.00%, 08/31/19	2,000,000	1,967,618
1.63%, 08/31/19	3,500,000	3,525,497
1.75%, 09/30/19	5,500,000	5,560,692
1.50%, 10/31/19	2,500,000	2,502,735
3.38%, 11/15/19	3,000,000	3,219,315
1.00%, 11/30/19	1,500,000	1,471,143
1.63%, 12/31/19 (i)	9,250,000	9,289,923
3.63%, 02/15/20 (i)	5,000,000	5,424,900
1.13%, 04/30/20	1,000,000	980,547
1.38%, 04/30/20	2,000,000	1,981,368
1.50%, 05/31/20	4,800,000	4,778,717
1.63%, 06/30/20	5,000,000	4,999,900
1.88%, 06/30/20	3,550,000	3,589,451
1.63%, 07/31/20	2,500,000	2,498,438
2.00%, 07/31/20	2,000,000	2,032,148
2.63%, 08/15/20 (i)	2,000,000	2,087,734
2.13%, 08/31/20	1,000,000	1,021,211
1.38%, 09/30/20	6,000,000	5,921,484
2.00%, 09/30/20	500,000	507,969
1.38%, 10/31/20	3,000,000	2,959,569
2.63%, 11/15/20	4,000,000	4,174,608
2.00%, 11/30/20	1,000,000	1,014,258
2.38%, 12/31/20	6,250,000	6,452,756
2.13%, 01/31/21	2,000,000	2,038,398
3.63%, 02/15/21	2,000,000	2,186,132
2.25%, 04/30/21	2,500,000	2,562,305
3.13%, 05/15/21 (i)	6,600,000	7,054,007
2.00%, 05/31/21	2,000,000	2,021,796
2.13%, 06/30/21	1,000,000	1,017,461
2.25%, 07/31/21	1,200,000	1,228,102
2.13%, 08/15/21 (i)	1,000,000	1,016,836
2.00%, 08/31/21	2,000,000	2,018,008
2.00%, 10/31/21	2,000,000	2,015,390
2.00%, 11/15/21	5,750,000	5,793,798
1.88%, 11/30/21	6,000,000	6,000,234
1.50%, 01/31/22	3,750,000	3,661,159
2.00%, 02/15/22	3,000,000	3,019,161
1.75%, 04/30/22	1,000,000	988,516
1.75%, 05/15/22	1,250,000	1,234,765
1.88%, 05/31/22	3,500,000	3,483,046
2.13%, 06/30/22	1,500,000	1,515,089
2.00%, 07/31/22	2,500,000	2,505,225
1.63%, 08/15/22	1,250,000	1,221,509
1.88%, 08/31/22	2,000,000	1,986,602
1.75%, 09/30/22	5,000,000	4,924,805
1.63%, 11/15/22	5,500,000	5,368,302
2.00%, 02/15/23	3,600,000	3,599,507
1.75%, 05/15/23	4,250,000	4,162,178
2.50%, 08/15/23	2,500,000	2,579,492
2.75%, 11/15/23	2,500,000	2,624,707
2.50%, 05/15/24	5,000,000	5,136,330
2.38%, 08/15/24 (i)	5,000,000	5,079,005
2.25%, 11/15/24	2,000,000	2,009,570
2.00%, 02/15/25	4,000,000	3,928,592
2.13%, 05/15/25 (i)	4,000,000	3,966,564
2.00%, 08/15/25	7,000,000	6,861,232
2.25%, 11/15/25	2,000,000	2,005,938
		463,971,870
Total U.S. Government and Government Agencies
(Cost $492,826,341)		499,977,022
12

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 1.8% of net assets
Banc of America Commercial Mortgage Trust
Series 2007-2 Class A4
5.62%, 04/10/49 (a)(b)	1,100,000	1,136,063
Series 2007-4 Class A4
5.74%, 02/10/51 (a)(b)	2,082,121	2,191,768
Citigroup Commercial Mortgage Trust
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	600,000	615,567
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,627,927
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	727,551
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	169,747	170,511
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,022,694
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	739,984	764,620
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	196,081
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	202,717
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,408,180
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	304,128
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	500,000	528,432
Series K030 Class A1
2.78%, 09/25/22 (b)	176,248	182,172
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,594,034
Series K040 Class A2
3.24%, 09/25/24 (b)	200,000	208,263
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	396,186
Series K720 Class A2
2.72%, 06/25/22 (b)	500,000	510,708
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	3,400,000	3,496,409
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	800,000	815,180
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	700,000	721,681
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	205,385
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	400,000	414,586
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	2,000,000	2,058,718
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,624,978
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	325,781
Total Commercial Mortgage-Backed Securities
(Cost $23,243,205)		23,450,320

Asset-Backed Obligations 0.6% of net assets
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	100,000	107,753
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	400,000	398,966
Chase Issuance Trust
Series 2014-A7 Class A7
1.38%, 11/15/19 (b)	400,000	400,154
Citibank Credit Card Issuance Trust
Series 2014-A4 Class A4
1.23%, 04/24/19 (b)	1,100,000	1,101,403
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	914,379
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,536,136
Discover Card Execution Note Trust
Series 2014-A3 Class A3
1.22%, 10/15/19 (b)	400,000	400,463
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,000,000	1,008,559
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	1,100,000	1,092,163
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	100,000	99,857
Hyundai Auto Receivables Trust
Series 2013-C Class A4
1.55%, 03/15/19 (b)	225,000	225,929
Total Asset-Backed Obligations
(Cost $7,257,598)		7,285,762

Foreign Government Securities 4.7% of net assets
Foreign Agencies 1.4%
Austria 0.1%
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	400,000	422,015
1.13%, 05/29/18	250,000	248,859
		670,874
Germany 0.4%
Kreditanstalt Fuer Wiederaufbau
4.88%, 01/17/17 (d)	850,000	888,127
4.38%, 03/15/18 (d)	500,000	535,674
4.50%, 07/16/18 (d)	1,250,000	1,351,761
1.88%, 04/01/19 (d)	350,000	354,178
4.00%, 01/27/20 (d)	550,000	600,735
2.75%, 09/08/20 (d)	750,000	782,306
    13

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	149,183
1.88%, 09/17/18 (d)	1,000,000	1,013,278
		5,675,242
Japan 0.1%
Japan Finance Corp.
1.75%, 07/31/18	500,000	502,732
1.75%, 11/13/18	1,000,000	1,000,290
		1,503,022
Mexico 0.3%
Petroleos Mexicanos
5.75%, 03/01/18	1,000,000	1,060,230
3.50%, 07/23/20 (c)	500,000	494,325
5.50%, 01/21/21	500,000	525,625
3.50%, 01/30/23	250,000	230,000
6.63%, 06/15/35	1,000,000	980,200
6.50%, 06/02/41	200,000	189,660
5.50%, 06/27/44	500,000	415,000
5.63%, 01/23/46 (c)	750,000	632,812
		4,527,852
Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	206,336
7.75%, 06/15/23	100,000	126,504
3.70%, 03/01/24	600,000	619,681
5.10%, 08/17/40	250,000	278,809
		1,231,330
Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	615,317
2.88%, 01/21/25	750,000	735,163
The Korea Development Bank
3.50%, 08/22/17	1,000,000	1,031,662
2.25%, 05/18/20	250,000	249,084
3.00%, 09/14/22	1,250,000	1,260,849
		3,892,075
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	747,121
		18,247,516
Foreign Local Government 0.3%
Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	500,000	495,841
Province of Manitoba Canada
3.05%, 05/14/24	1,000,000	1,022,639
Province of Ontario
4.00%, 10/07/19	400,000	430,801
4.40%, 04/14/20 (i)	1,125,000	1,237,938
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Quebec
7.50%, 09/15/29	650,000	944,391
		4,131,610
Sovereign 1.4%
Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17 (i)	500,000	518,750
5.88%, 01/15/19	250,000	263,125
4.88%, 01/22/21	250,000	242,625
8.88%, 04/15/24 (i)	200,000	236,000
4.25%, 01/07/25	200,000	174,250
5.63%, 01/07/41	500,000	400,000
		1,834,750
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	200,000	196,000
4.50%, 01/28/26 (b)	250,000	247,812
7.38%, 09/18/37	650,000	749,125
5.63%, 02/26/44 (b)	500,000	478,750
		1,671,687
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	528,745
6.88%, 09/27/23	250,000	311,297
		840,042
Mexico 0.3%
United Mexican States
5.63%, 01/15/17	500,000	524,000
3.50%, 01/21/21	350,000	357,350
3.63%, 03/15/22	500,000	506,250
3.60%, 01/30/25	1,000,000	990,500
6.75%, 09/27/34	750,000	928,125
6.05%, 01/11/40	1,000,000	1,126,250
		4,432,475
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	100,000	108,625
4.00%, 09/22/24 (b)	300,000	303,750
3.75%, 03/16/25 (b)	150,000	148,500
6.70%, 01/26/36	200,000	243,500
		804,375
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	750,100
14

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	750,000	819,100
5.00%, 01/13/37	500,000	590,500
3.95%, 01/20/40	500,000	509,898
		1,919,498
Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	840,450
Republic of Korea 0.1%
Republic of Korea
7.13%, 04/16/19	250,000	292,675
3.88%, 09/11/23	350,000	381,553
		674,228
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	552,698
5.88%, 09/16/25	500,000	541,075
		1,093,773
Turkey 0.2%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,077,218
5.63%, 03/30/21	500,000	533,460
7.38%, 02/05/25	500,000	590,766
6.88%, 03/17/36	500,000	562,559
4.88%, 04/16/43	250,000	219,840
		2,983,843
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	412,000
4.13%, 11/20/45	100,000	80,250
		492,250
		18,337,471
Supranational* 1.6%
African Development Bank
0.88%, 05/15/17	400,000	399,636
Asian Development Bank
5.59%, 07/16/18	500,000	551,379
1.50%, 01/22/20	500,000	497,826
2.00%, 01/22/25	750,000	729,797
Council of Europe Development Bank
1.63%, 03/10/20	500,000	498,088
European Bank for Reconstruction & Development
1.00%, 02/16/17	400,000	401,265
0.75%, 09/01/17	300,000	298,757
1.63%, 11/15/18	750,000	753,632
European Investment Bank
5.13%, 05/30/17	1,250,000	1,326,844
1.00%, 06/15/18	2,000,000	1,985,476
1.63%, 12/18/18	1,500,000	1,509,742
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 03/15/19	1,000,000	1,012,132
2.88%, 09/15/20	600,000	629,063
4.88%, 02/15/36	1,250,000	1,552,265
Inter-American Development Bank
1.13%, 03/15/17	1,000,000	1,003,767
0.88%, 03/15/18	350,000	348,033
3.88%, 09/17/19	500,000	541,808
4.38%, 01/24/44	250,000	295,657
International Bank for Reconstruction & Development
0.88%, 04/17/17	2,000,000	1,999,686
1.63%, 02/10/22	1,000,000	977,328
2.13%, 02/13/23	500,000	501,581
4.75%, 02/15/35	500,000	615,030
International Finance Corp.
1.13%, 11/23/16	750,000	751,511
1.75%, 09/04/18	350,000	351,950
1.75%, 09/16/19	350,000	351,112
		19,883,365
Total Foreign Government Securities
(Cost $61,096,065)		60,599,962

Municipal Bonds 1.0% of net assets
Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	500,000	684,675
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (i)	1,000,000	1,418,990
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	251,444
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	300,000	443,376
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	110,695
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	354,909
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (i)	700,000	886,830
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	1,000,000	1,118,580
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	392,080
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	775,380
GO Bonds Series 2003
4.95%, 06/01/23	130,000	130,826
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	782,182
    15

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	122,160
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	234,062
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	465,857
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	142,641
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	276,260
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	250,000	259,358
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	193,862
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	284,290
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	119,823
Northwestern University
3.69%, 12/01/38	500,000	499,358
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	539,565
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	255,000	283,830
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	375,549
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	691,020
The Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	446,688
Total Municipal Bonds
(Cost $11,696,297)		12,284,290
Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	4,115,204	4,115,204
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (e)	317,680	317,680
Total Other Investment Companies
(Cost $4,432,884)		4,432,884
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 5.0% of net assets
U.S. Government Agency Securities 5.0%
Federal Home Loan Bank
0.05%, 12/09/15 (f)	10,000,000	9,999,840
0.07%, 12/31/15 (f)	40,000,000	39,997,680
0.08%, 12/11/15 (f)	15,000,000	14,999,715
Total Short-Term Investments
(Cost $64,997,247)		64,997,235

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $1,337,343,827 and the unrealized appreciation and depreciation were $22,845,246 and ($9,711,598), respectively, with a net unrealized appreciation of $13,133,648.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,815,161 or 0.5% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $294,169.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO –	General obligation
RB –	Revenue bond
16

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$366,554,090	$—	$366,554,090
Corporate Bonds[1]	—	310,895,910	—	310,895,910
U.S. Government and Government Agencies[1]	—	499,977,022	—	499,977,022
Commercial Mortgage-Backed Securities	—	23,450,320	—	23,450,320
Asset-Backed Obligations	—	7,285,762	—	7,285,762
Foreign Government Securities[1]	—	60,599,962	—	60,599,962
Municipal Bonds[1]	—	12,284,290	—	12,284,290
Other Investment Companies[1]	4,432,884	—	—	4,432,884
Short-Term Investments[1]	—	64,997,235	—	64,997,235
Total	$4,432,884	$1,346,044,591	$—	$1,350,477,475
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    17

Schwab Investments
Schwab GNMA Fund™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
111.0%	Mortgage-Backed Securities	322,128,924	326,759,390
4.0%	Other Investment Company	11,759,480	11,759,480
3.4%	Short-Term Investment	9,999,889	9,999,840
118.4%	Total Investments	343,888,293	348,518,710
(6.4%)	TBA Sale Commitments	(18,773,281)	(18,774,558)
(12.0%)	Other Assets and Liabilities, Net		(35,333,836)
100.0%	Net Assets		294,410,316

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 111.0% of net assets
TBA Securities 18.7%
Ginnie Mae TBA
2.50%, 12/01/45 (b)(e)	1,000,000	974,819
3.00%, 12/01/45 (b)(e)	13,500,000	13,717,734
3.50%, 12/01/45 (b)(e)	32,500,000	33,939,826
4.00%, 12/01/45 (b)(e)	6,000,000	6,373,475
		55,005,854
U.S. Government Agency Mortgages 92.3%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)(f)	209,436	232,079
5.49%, 09/01/29 to 09/01/31 (b)(f)	95,985	106,622
5.50%, 09/01/17 (b)(f)	25,052	25,637
5.81%, 12/01/31 (b)(f)	68,343	76,987
6.50%, 04/01/31 (b)(f)	107,501	119,775
7.17%, 11/01/30 (b)(f)	6,882	6,900
Fannie Mae REMICs
4.00%, 04/25/18 to 02/25/28 (b)	57,251	57,351
4.50%, 01/25/28 to 01/25/30 (b)	162,005	163,832
5.00%, 02/25/24 to 05/25/40 (b)	1,463,629	1,493,598
5.50%, 06/25/23 to 07/25/33 (b)	118,425	119,344
6.00%, 12/25/16 to 04/25/35 (b)	695,937	706,028
7.00%, 09/25/22 (b)(f)	54,116	59,419
Freddie Mac REMICs
2.00%, 07/15/20 (b)(f)	94,758	94,882
3.00%, 08/15/19 to 07/15/27 (b)	164,744	165,718
3.00%, 12/15/40 (b)(f)	172,645	172,832
3.50%, 01/15/24 to 10/15/28 (b)	977,770	991,584
3.50%, 03/15/28 (b)(f)	585,988	587,108
4.00%, 07/15/24 to 11/15/24 (b)	419,132	423,829
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 02/15/19 (b)(f)	1,448,148	1,481,417
5.00%, 07/15/28 (b)	542,846	547,989
6.00%, 08/15/35 (b)	41,989	42,094
Ginnie Mae
1.63%, 12/20/30 (a)(b)(f)	45,172	46,781
1.75%, 05/20/29 to 04/20/37 (a)(b)(f)	233,191	238,827
1.88%, 07/20/24 to 07/20/32 (a)(b)(f)	93,989	97,334
2.00%, 07/20/28 (b)(f)	154,952	153,296
2.38%, 08/20/33 (a)(b)(f)	75,747	76,262
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,302,725	1,332,261
2.50%, 08/15/27 to 04/15/45 (b)	812,984	810,529
3.00%, 02/15/26 to 08/20/45 (b)(f)	40,864,161	41,712,371
3.00%, 07/20/28 to 08/20/45 (b)	6,412,252	6,554,649
3.50%, 02/20/16 (a)(b)(f)	908	908
3.50%, 01/15/26 to 06/20/45 (b)(f)	38,638,894	40,430,113
3.50%, 01/20/27 to 10/20/45 (b)	26,239,414	27,458,713
4.00%, 06/20/20 to 10/20/45 (b)	27,074,675	28,832,596
4.00%, 12/15/24 to 05/20/45 (b)(f)	7,731,280	8,235,210
4.50%, 12/15/17 to 07/20/44 (b)(f)	17,235,769	18,651,989
4.50%, 08/20/19 to 03/01/45 (b)	4,731,556	5,149,363
5.00%, 11/15/17 to 04/20/40 (b)(f)	23,319,293	25,930,489
5.00%, 08/15/18 to 08/15/40 (b)	84,678	93,676
5.50%, 04/15/17 to 11/15/34 (b)(f)	9,309,377	10,531,334
5.50%, 05/15/22 (b)	33,267	35,480
6.00%, 08/15/16 to 06/20/37 (b)(f)	712,901	797,478
6.00%, 01/15/29 to 10/15/37 (b)	61,429	69,910
6.50%, 07/15/16 to 07/15/31 (b)(f)	100,045	113,315
6.50%, 10/15/23 (b)	8,685	9,643
7.00%, 09/20/16 to 05/15/17 (b)(f)	4,492	4,532
Ginnie Mae REMICs
2.00%, 08/20/36 to 03/20/37 (b)	1,283,692	1,293,719
2.25%, 03/20/36 (b)	48,662	48,678
2.50%, 04/16/38 (b)	90,594	91,214
3.00%, 11/16/30 to 04/16/40 (b)	909,968	920,377
3.50%, 01/20/36 to 01/20/38 (b)	575,924	582,011
4.00%, 02/20/37 to 08/20/38 (b)	531,031	540,631
4.25%, 07/20/36 to 10/20/37 (b)	404,555	411,407
4.28%, 10/20/43 (a)(b)(f)	15,935,845	17,488,049
4.50%, 09/16/34 to 01/16/38 (b)	884,404	895,167
4.75%, 01/20/35 to 06/20/38 (b)	1,835,742	1,885,089
5.00%, 09/20/36 to 04/16/38 (b)	345,543	351,061
5.50%, 05/20/33 to 03/20/35 (b)	205,357	208,201
5.66%, 12/20/37 (a)(b)(f)	12,213,714	13,868,352
6.00%, 08/20/33 (b)	136,413	140,772
6.45%, 08/20/34 (a)(b)(f)	6,868,971	7,986,724
		271,753,536
Total Mortgage-Backed Securities
(Cost $322,128,924)		326,759,390
    1

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 4.0% of net assets
Money Market Fund 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	11,759,480	11,759,480
Total Other Investment Company
(Cost $11,759,480)		11,759,480
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 3.4% of net assets
U.S. Government Agency Security 3.4%
Federal Home Loan Bank
0.05%, 12/09/15 (d)	10,000,000	9,999,840
Total Short-Term Investment
(Cost $9,999,889)		9,999,840

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $344,031,002 and the unrealized appreciation and depreciation were $4,933,856 and ($446,148), respectively, with a net unrealized appreciation of $4,487,708.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 6.4% of net assets
U.S. Government Agency Mortgages 6.4%
Ginnie Mae TBA
5.00%, 12/01/45 (b)(e)	11,000,000	12,069,492
5.50%, 12/01/45 (b)(e)	6,000,000	6,705,066
Total TBA Sale Commitments
(Proceeds $18,773,281)		18,774,558
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC –	Real Estate Mortgage Investment Conduit
2

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of November 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$326,759,390	$—	$326,759,390
Other Investment Company[1]	11,759,480	—	—	11,759,480
Short-Term Investment[1]	—	9,999,840	—	9,999,840
Total	$11,759,480	$336,759,230	$—	$348,518,710
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($18,774,558)	$—	($18,774,558)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    3

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.7%	U.S. Government Securities	262,422,450	267,408,332
0.1%	Other Investment Company	353,655	353,655
99.8%	Total Investments	262,776,105	267,761,987
0.2%	Other Assets and Liabilities, Net		631,702
100.0%	Net Assets		268,393,689

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.7% of net assets
U.S. Treasury Obligations 99.7%
U.S. Treasury Inflation Protected Securities
2.38%, 01/15/17	4,709,968	4,829,931
0.13%, 04/15/17	12,551,406	12,535,717
2.63%, 07/15/17	4,037,629	4,228,165
1.63%, 01/15/18	4,263,072	4,410,958
0.13%, 04/15/18	13,954,759	13,961,318
1.38%, 07/15/18	4,204,739	4,369,649
2.13%, 01/15/19	3,912,737	4,160,961
0.13%, 04/15/19	13,822,758	13,790,413
1.88%, 07/15/19	4,445,135	4,739,625
1.38%, 01/15/20	5,390,751	5,642,607
0.13%, 04/15/20	9,406,417	9,334,364
1.25%, 07/15/20	8,284,219	8,675,152
1.13%, 01/15/21	9,476,500	9,848,168
0.63%, 07/15/21	10,058,405	10,214,008
0.13%, 01/15/22	11,102,360	10,850,781
0.13%, 07/15/22	11,451,585	11,197,474
0.13%, 01/15/23	11,504,440	11,130,546
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.38%, 07/15/23	11,411,214	11,259,673
0.63%, 01/15/24	11,384,773	11,374,071
0.13%, 07/15/24	11,187,404	10,741,698
0.25%, 01/15/25	11,215,421	10,817,610
2.38%, 01/15/25	7,364,027	8,476,658
0.38%, 07/15/25	11,201,217	10,963,192
2.00%, 01/15/26	5,364,044	6,036,212
2.38%, 01/15/27	4,315,505	5,065,324
1.75%, 01/15/28	4,305,327	4,785,629
3.63%, 04/15/28	3,637,617	4,838,612
2.50%, 01/15/29	4,168,430	5,030,128
3.88%, 04/15/29	4,426,281	6,124,866
3.38%, 04/15/32	1,681,649	2,321,988
2.13%, 02/15/40	2,278,835	2,739,593
2.13%, 02/15/41	2,898,315	3,505,598
0.75%, 02/15/42	5,097,903	4,580,160
0.63%, 02/15/43	3,763,364	3,257,643
1.38%, 02/15/44	5,698,111	5,928,713
0.75%, 02/15/45	6,328,319	5,641,127
Total U.S. Government Securities
(Cost $262,422,450)		267,408,332
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	353,655	353,655
Total Other Investment Company
(Cost $353,655)		353,655

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $265,068,625 and the unrealized appreciation and depreciation were $6,548,182 and ($3,854,820), respectively, with a net unrealized appreciation of $2,693,362.
(a)	The rate shown is the 7-day yield.

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$267,408,332	$—	$267,408,332
Other Investment Company[1]	353,655	—	—	353,655
Total	$353,655	$267,408,332	$—	$267,761,987
[1]	As categorized in Portfolio Holdings.
    1

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
2

Schwab Bond Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or
3

Schwab Bond Funds
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450NOV15
4

Schwab Investments
Schwab Tax-Free Bond Fund™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
93.0%	Fixed-Rate Obligations	579,561,394	604,567,411
6.9%	Variable-Rate Obligations	44,381,709	44,573,921
99.9%	Total Investments	623,943,103	649,141,332
0.1%	Other Assets and Liabilities, Net		856,051
100.0%	Net Assets		649,997,383

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 93.0% of net assets
ALABAMA 0.4%
BIRMINGHAM ALA
GO SERIES 2010-A	5.00%	02/01/18 (e)	1,160,000	1,262,532
PELL CITY ALA SPL CARE FACS FING AUTH
REV HOSPITAL (NOLAND HEALTH SERVICES) SERIES 2012-A	5.00%	12/01/19	240,000	269,184
REV HOSPITAL (NOLAND HEALTH SERVICES) SERIES 2012-A	5.00%	12/01/20	950,000	1,084,501
				2,616,217
ALASKA 1.3%
ALASKA HOUSING FINANCE CORP
REV STATE SERIES 2012A	5.00%	12/01/17	1,105,000	1,196,593
ALASKA INDL DEV & EXPT AUTH
REV HOSPITAL (GREATER FAIRBANKS CMNTY HOSP FNDTN) SERIES 2014	5.00%	04/01/22	500,000	582,935
NORTH SLOPE BORO ALASKA
GO SERIES 2013A	5.00%	06/30/19	1,000,000	1,135,920
GO SERIES 2014C	5.00%	06/30/24 (b)	1,000,000	1,170,320
REV WATER & SEWER SERIES 2014	5.00%	06/30/20	820,000	948,847
REV WATER & SEWER SERIES 2014	5.00%	06/30/22 (b)	1,130,000	1,314,495
REV WATER & SEWER SERIES 2014	5.00%	06/30/23 (b)	1,890,000	2,176,694
				8,525,804
ARIZONA 1.4%
ARIZONA HEALTH FAC AUTH
REV HOSPITAL (PHOENIX CHILDREN HOSP) SERIES 2013B	5.00%	02/01/43 (b)	1,000,000	1,078,870
GILA CNTY ARIZ UNI SCH DIST NO 10 PAYSON
GO SERIES 2008B	5.75%	07/01/28 (b)(e)(g)	1,375,000	1,541,499
MARICOPA CNTY ARIZ UNI SCH DIST NO 60 HIGLEY
GO SERIES 2015	3.00%	07/01/18	550,000	574,701
GO SERIES 2015	4.00%	07/01/19	500,000	545,495
GO SERIES 2015	4.00%	07/01/20	580,000	640,506
PIMA CNTY ARIZ
GO SERIES A	4.00%	07/01/22	140,000	159,048
REV LEASE REV SERIES A	5.00%	12/01/17	550,000	593,741
REV LEASE REV SERIES A	5.00%	12/01/18	400,000	443,880
REV LEASE REV SERIES A	5.00%	12/01/19	500,000	569,300
REV LEASE REV SERIES B	5.00%	12/01/16	625,000	652,775

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TUCSON ARIZ
REV LEASE REV SERIES 2014	4.00%	07/01/22	700,000	787,843
REV LEASE REV SERIES 2014	4.00%	07/01/23 (a)	700,000	787,346
UNIVERSITY MEDICAL CENTER CORP ARIZ
REV HOSPITAL SERIES 2009	5.50%	07/01/16	100,000	103,052
REV HOSPITAL SERIES 2009	6.00%	07/01/18	300,000	338,238
				8,816,294
ARKANSAS 1.4%
CABOT ARK
REV SALES TAX (CABOT ARK SALES & USE TAX) SERIES 2013	2.55%	06/01/43 (b)	915,000	928,707
FAYETTEVILLE ARK
REV SALES TAX (FAYETTEVILLE ARK SALES TAX REV) SERIES 2013	2.80%	11/01/24	1,515,000	1,530,317
FORT SMITH ARK
REV SALES TAX (CITY OF FORT SMITH AR SALES & USE TAX REVENUE) SERIES 2012	2.38%	05/01/27 (b)	130,000	130,248
LITTLE ROCK ARK
GO SERIES 2012	3.10%	03/01/32 (b)	1,420,000	1,406,169
LITTLE ROCK ARK SWR
REV WATER & SEWER SERIES 2015	3.00%	04/01/23	735,000	782,084
REV WATER & SEWER SERIES 2015	5.00%	10/01/23	665,000	800,188
REV WATER & SEWER SERIES 2015	3.00%	04/01/24	1,260,000	1,332,185
ROGERS ARK
REV SALES TAX (ROGERS SALES & USE TAX AR) SERIES 2015	2.13%	11/01/29 (b)	1,760,000	1,766,283
SPRINGDALE ARK
REV SALES TAX (SPRINGDALE ARK SALES & USE REV) SERIES 2013	2.60%	07/01/27 (b)	525,000	525,730
				9,201,911
CALIFORNIA 11.7%
ABAG FIN CORP CALIF
REV HEALTHCARE (EPISCOPAL SENIOR CMNTYS) SERIES 2012B	5.00%	07/01/19	1,000,000	1,101,660
ANAHEIM CALIF PUB FING AUTH
REV LEASE REV (ANAHEIM CA (CITY OF)) SERIES 2008	5.00%	08/01/17	955,000	1,022,251
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (CHAPMAN UNIVERSITY) SERIES 2015	5.00%	04/01/23	535,000	637,774
REV UNIVERSITY (CHAPMAN UNIVERSITY) SERIES 2015	5.00%	04/01/25	525,000	635,990
CALIFORNIA HEALTH FACS FING AUTH
REV HOSPITAL (EL CAMINO HOSPITAL) SERIES 2015A	5.00%	02/01/22	500,000	594,485
REV HOSPITAL (EL CAMINO HOSPITAL) SERIES 2015A	5.00%	02/01/23	750,000	894,450
REV HOSPITAL (EL CAMINO HOSPITAL) SERIES 2015A	5.00%	02/01/24	1,100,000	1,326,215
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
REV SCHOOL (UNIVERSITY OF CALIFORNIA) SERIES 2010A	5.00%	05/15/27 (b)(e)	2,005,000	2,289,850
CALIFORNIA MUN FIN AUTH
REV UNIVERSITY (AZUSA PACIFIC UNIV CALIF) SERIES 2015B	5.00%	04/01/23	600,000	686,412
REV UNIVERSITY (AZUSA PACIFIC UNIV CALIF) SERIES 2015B	5.00%	04/01/24	600,000	688,140
REV UNIVERSITY (AZUSA PACIFIC UNIV CALIF) SERIES 2015B	5.00%	04/01/26 (b)	1,065,000	1,212,343
CALIFORNIA ST
GO	5.00%	11/01/32 (b)(e)	1,240,000	1,337,018
GO SERIES A	5.00%	04/01/38 (b)	500,000	544,115
CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV
REV POWER SERIES 2005G-4	5.00%	05/01/16 (e)	750,000	765,173
CALIFORNIA STATE PUB WKS BRD
REV LEASE REV (CALIFORNIA ST) SERIES H	5.00%	12/01/20	1,605,000	1,881,590
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) REVENUE ANTICIPATION NOTE SERIES 2000	4.50%	07/01/18	1,020,000	1,069,286
EMERYVILLE REDEVELOPMENT AGENCY SUCCESSOR AGENCY
REV SPECIAL TAX SERIES 2014 A	5.00%	09/01/21	2,000,000	2,373,440
FRESNO CALIF
REV TRANSPORTATION (FRESNO CA ARPT REVENUE) SERIES 2013A	5.00%	07/01/23	105,000	125,116
REV TRANSPORTATION (FRESNO CA ARPT REVENUE) SERIES 2013A	5.00%	07/01/30 (b)	90,000	100,640
INGLEWOOD CALIF UNI SCH DIST
GO SERIES 2013A	5.25%	08/01/27 (b)	935,000	1,075,605

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
JURUPA CALIF PUB FING AUTH REV
REV SPECIAL TAX (JURUPA COMMUNITY SERVICES DISTRICT) SERIES 2014A	5.00%	09/01/21	600,000	696,390
REV SPECIAL TAX (JURUPA COMMUNITY SERVICES DISTRICT) SERIES 2014A	5.00%	09/01/22	460,000	540,813
KERN CNTY CALIF
REV LEASE REV SERIES A	5.00%	11/01/16	1,935,000	2,008,124
LOS ANGELES CALIF
GO SERIES 2010A	4.00%	06/01/19	3,070,000	3,359,747
LOS ANGELES CALIF MUN IMPT CORP
REV LEASE REV (LOS ANGELES CALIF) SERIES 2009A	5.00%	04/01/17	975,000	1,033,354
REV LEASE REV (LOS ANGELES CALIF) SERIES 2009C	4.00%	09/01/16	1,050,000	1,079,851
REV LEASE REV (LOS ANGELES CALIF) SERIES 2009C	4.00%	09/01/17	100,000	105,803
LOS ANGELES CALIF UNI SCH DIST
REV LEASE REV SERIES B	5.00%	10/01/30 (b)	100,000	113,998
LOS ANGELES CNTY CALIF CMNTY FACS DIST NO 4
REV SPECIAL TAX SERIES 2014	5.00%	09/01/26 (b)	1,500,000	1,747,350
MADERA CALIF IRR DIST
REV RESOURCE RECOVERY SERIES 2015	5.00%	09/01/27 (b)	2,000,000	2,355,700
NEW HAVEN CALIF UNI SCH DIST
GO SERIES B	5.00%	08/01/21	1,000,000	1,187,290
OAKLAND CA REDEVELOPMENT SUCCESSOR AGENCY
REV SPECIAL TAX SERIES 2013	5.00%	09/01/17	3,500,000	3,746,120
OAKLAND CALIF UNI SCH DIST
GO SERIES 2015A	5.00%	08/01/27 (b)	1,295,000	1,505,437
GO SERIES 2015A	5.00%	08/01/28 (b)	1,000,000	1,157,950
PALO ALTO CALIF
REV SPECIAL TAX (PALO ALTO UNIVERSITY AVE AREA OFF-ST PARKING ASSESSMENT DIST) SERIES 2012	4.00%	09/02/19	180,000	194,512
REV SPECIAL TAX (PALO ALTO UNIVERSITY AVE AREA OFF-ST PARKING ASSESSMENT DIST) SERIES 2012	4.00%	09/02/21	275,000	301,969
PASADENA CALIF
REV LEASE REV SERIES 2015A	5.00%	02/01/27 (b)(d)	750,000	906,495
REV LEASE REV SERIES 2015A	5.00%	02/01/28 (b)(d)	785,000	941,662
REV LEASE REV SERIES 2015A	5.00%	02/01/29 (b)(d)	700,000	830,529
PASADENA CALIF PUB FING AUTH
REV LEASE REV (PASADENA CALIF) SERIES 2010A	5.00%	03/01/22 (b)	360,000	416,520
POMONA CALIF UNI SCH DIST
GO SERIES 2015	5.00%	08/01/33 (b)	125,000	144,265
RANCHO CUCAMONGA CALIF REDEV AGY
REV SPECIAL TAX SERIES 2014	5.00%	09/01/26 (b)	755,000	902,746
RIVERSIDE CNTY CALIF TRANSN COMMN
REV SPECIAL TAX SERIES 2010	5.00%	06/01/32 (b)	3,530,000	4,044,603
SALINAS CALIF UN HIGH SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015	0.00%	08/01/20 (b)(f)	2,000,000	1,829,580
SAN DIEGO CALIF PUB FACS FING AUTH
REV LEASE REV (SAN DIEGO CALIF) SERIES 2010A	3.88%	03/01/18	2,165,000	2,292,172
SAN DIEGO CALIF UNI SCH DIST
GO SERIES 2010C	0.00%	07/01/31 (f)	1,950,000	1,105,435
GO SERIES 2010C	0.00%	07/01/32 (f)	1,500,000	806,685
GO SERIES 2010C	0.00%	07/01/33 (f)	1,000,000	515,370
GO SERIES 2010C	0.00%	07/01/34 (f)	1,650,000	814,440
GO SERIES 2010C	0.00%	07/01/35 (f)	1,300,000	600,210
GO SERIES R-4	5.00%	07/01/25	4,000,000	5,010,400
SAN FRANCISCO CALIF CMNTY COLLEGE DIST
GO SERIES 2010 D	5.00%	06/15/29 (b)	1,000,000	1,145,400
SAN MATEO FOSTER CITY CALIF SCH DIST
GO SERIES 2012	4.00%	09/01/18	1,885,000	2,047,072
GO SERIES 2012	5.00%	09/01/20	2,195,000	2,582,110
SANTA CRUZ COUNTY CALIF REDEVELOPMENT AGENCY
REV SPECIAL TAX SERIES 2014	5.00%	09/01/22	1,360,000	1,628,178
REV SPECIAL TAX SERIES 2014	5.00%	09/01/23	1,000,000	1,208,300
REV SPECIAL TAX SERIES 2014	5.00%	09/01/24	1,250,000	1,519,450

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TIBURON/BELVEDERE WASTEWATER FINANCING AUTHORITY
REV WASTE/POLLUTION (MARIN COUNTY SANITARY DISTRICT #5, CA) SERIES 2012	3.00%	10/01/21	140,000	152,530
UNIVERSITY OF CALIFORNIA
REV UNIVERSITY SERIES 2012G	5.00%	05/15/42 (b)	500,000	572,000
UPLAND CALIF
REV HOSPITAL (SAN ANTONIO CMNTY HOSP) SERIES 2011	5.50%	01/01/20	1,260,000	1,425,035
REV LEASE REV (SAN ANTONIO CMNTY HOSP) SERIES 2011	5.50%	01/01/19	1,165,000	1,286,242
				76,223,390
COLORADO 2.0%
BOULDER CNTY COLO
REV LEASE REV SERIES 2015	5.00%	12/01/18	775,000	862,931
REV LEASE REV SERIES 2015	5.00%	12/01/24 (b)	375,000	428,381
REV LEASE REV SERIES 2015	5.00%	12/01/25 (b)	500,000	569,620
COLORADO HEALTH FACS AUTH REV
REV HEALTHCARE (COVENANT RETIREMENT COMMUNITIES INC) SERIES 2015A	2.00%	12/01/16	515,000	520,454
REV HEALTHCARE (COVENANT RETIREMENT COMMUNITIES INC) SERIES 2015A	3.00%	12/01/17	700,000	721,714
REV HEALTHCARE (COVENANT RETIREMENT COMMUNITIES INC) SERIES 2015A	4.00%	12/01/18	575,000	611,260
REV HOSPITAL (NATIONAL JEWISH HEALTH) SERIES 2012	5.00%	01/01/19 (e)	1,735,000	1,837,296
REV HOSPITAL (NATIONAL JEWISH HEALTH) SERIES 2012	5.00%	01/01/21	1,900,000	2,028,478
REV HOSPITAL (VAIL CLINIC INC) SERIES 2015	5.00%	01/15/26	900,000	1,076,283
REV HOSPITAL (VAIL CLINIC INC) SERIES 2015	5.00%	01/15/27 (b)	1,500,000	1,777,905
REV HOSPITAL (VAIL CLINIC INC) SERIES 2015	5.00%	01/15/28 (b)	1,150,000	1,351,123
REV HOSPITAL (VAIL CLINIC INC) SERIES 2015	5.00%	01/15/29 (b)	780,000	909,761
UNIVERSITY COLO HOSP AUTH
REV HOSPITAL SERIES 2012A	5.00%	11/15/16	440,000	459,210
				13,154,416
CONNECTICUT 1.3%
CONNECTICUT STATE OF
REV TRANSPORTATION (CONNECTICUT SPECIAL TAX) SERIES A	5.00%	08/01/27 (b)	2,000,000	2,422,280
GREATER NEW HAVEN WTR POLLUTION CTL AUTH CONN REGL
REV WATER & SEWER SERIES 2014B	5.00%	08/15/24	300,000	365,274
REV WATER & SEWER SERIES 2014B	5.00%	08/15/25 (b)	900,000	1,083,492
REV WATER & SEWER SERIES 2014B	5.00%	08/15/26 (b)	625,000	744,231
OXFORD CONN
GO SERIES 2011	3.00%	08/01/16	120,000	122,079
GO SERIES 2011	4.00%	08/01/17	1,405,000	1,478,664
GO SERIES 2011	4.00%	08/01/18	1,445,000	1,556,236
GO SERIES 2011	4.00%	08/01/19	450,000	493,812
STAMFORD CONN
REV WATER & SEWER (STAMFORD CT WTR POLL CONTROL) SERIES 2013A	5.00%	08/15/29 (b)	15,000	17,787
				8,283,855
DELAWARE 0.2%
DELAWARE ST HSG AUTH
REV HOUS SINGL SERIES A-2	4.25%	07/01/29 (b)	1,170,000	1,210,821
DISTRICT OF COLUMBIA 0.3%
DISTRICT OF COLUMBIA (WASHINGTON DC)
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2009A	5.25%	12/01/27 (b)(e)	300,000	344,556
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2010-A	5.00%	12/01/30 (b)	1,210,000	1,387,096
				1,731,652

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
FLORIDA 6.9%
ALACHUA CNTY FLA HEALTH FACS AUTH
REV HOSPITAL (SHANDS TEACHING HOSPITAL AND CLINICS INC) SERIES 2008 D1	6.25%	12/01/18	500,000	568,635
FLORIDA HIGHER EDL FACS FING AUTH
REV UNIVERSITY (UNIVERSITY OF TAMPA) SERIES 2012A	5.00%	04/01/19	1,030,000	1,131,321
REV UNIVERSITY (UNIVERSITY OF TAMPA) SERIES 2012A	5.25%	04/01/42 (b)	400,000	432,836
FLORIDA PORTS FING COMMN
REV TRANSPORTATION (FLORIDA TRANSPORTATION TRUST FUND) SERIES 2011A	5.00%	10/01/28 (b)	1,500,000	1,737,720
HILLSBOROUGH CNTY FLA SCH DIST
REV LEASE REV SERIES 2010-A	5.00%	07/01/24 (b)	3,385,000	3,829,450
REV SALES TAX (HILLSBOROUGH SD SALES TAX) SERIES 2015B	5.00%	10/01/21	1,500,000	1,763,850
REV SALES TAX (HILLSBOROUGH SD SALES TAX) SERIES 2015B	5.00%	10/01/23	2,000,000	2,405,000
HOLLYWOOD FLA CMNTY REDEV AGY
REV RESOURCE RECOVERY SERIES 2015	5.00%	03/01/24	3,000,000	3,500,100
KISSIMMEE FLA UTIL AUTH
REV POWER SERIES 2003	5.25%	10/01/18	150,000	166,553
MARTIN CNTY FLA HEALTH FACS AUTH
REV HOSPITAL (MARTIN MEMORIAL MEDICAL CENTER) SERIES 2015	5.00%	11/15/21	1,500,000	1,713,990
REV HOSPITAL (MARTIN MEMORIAL MEDICAL CENTER) SERIES 2015	5.00%	11/15/23	1,500,000	1,726,590
MIAMI BEACH FLA HEALTH FACS AUTH
REV HOSPITAL (MOUNT SINAI MEDICAL CENTER OF FL) SERIES 2014	5.00%	11/15/21	100,000	115,647
REV HOSPITAL (MOUNT SINAI MEDICAL CENTER OF FL) SERIES 2014	5.00%	11/15/22	150,000	175,367
REV HOSPITAL (MOUNT SINAI MEDICAL CENTER OF FL) SERIES 2014	5.00%	11/15/24	400,000	466,708
REV HOSPITAL (MOUNT SINAI MEDICAL CENTER OF FL) SERIES 2014	5.00%	11/15/25 (b)	250,000	289,315
MIAMI BEACH FLA REDEV AGY
REV SPECIAL TAX SERIES 2015A	4.00%	02/01/17 (d)	700,000	726,012
REV SPECIAL TAX SERIES 2015A	4.00%	02/01/18 (d)	410,000	435,227
REV SPECIAL TAX SERIES 2015A	4.00%	02/01/19 (d)	840,000	909,233
MIAMI-DADE CNTY FLA
REV TRANSPORTATION (MIAMI INTL ARPT) SERIES 2010 A-1	5.00%	10/01/20	500,000	580,375
REV TRANSPORTATION (MIAMI INTL ARPT) SERIES 2010 A-1	5.50%	10/01/26 (b)	4,690,000	5,435,898
REV TRANSPORTATION (RICKENBACKER CAUSEWAY FL) SERIES 2014	5.00%	10/01/23	740,000	874,206
REV TRANSPORTATION (RICKENBACKER CAUSEWAY FL) SERIES 2014	5.00%	10/01/25 (b)	810,000	955,030
REV TRANSPORTATION (RICKENBACKER CAUSEWAY FL) SERIES 2014	5.00%	10/01/35 (b)	575,000	642,821
REV TRANSPORTATION (RICKENBACKER CAUSEWAY FL) SERIES 2014	5.00%	10/01/36 (b)	890,000	992,822
MIAMI-DADE CNTY FLA EDL FACS AUTH
REV SCHOOL (UNIVERSITY OF MIAMI) SERIES 2008A	5.25%	04/01/16 (e)	600,000	610,080
REV UNIVERSITY (UNIVERSITY OF MIAMI) SERIES 2015A	5.00%	04/01/30 (b)	1,150,000	1,311,885
MIAMI-DADE COUNTY EXPRESSWAY AUTHORITY
REV TRANSPORTATION SERIES 2014A	5.00%	07/01/22	550,000	653,593
REV TRANSPORTATION SERIES 2014A	4.00%	07/01/23	1,730,000	1,960,713
REV TRANSPORTATION SERIES 2014A	5.00%	07/01/24	625,000	756,606
ORANGE CNTY FLA HEALTH FACS AUTH
REV HOSPITAL (NEMOURS FOUNDATION, FL) SERIES 2009A	5.00%	01/01/18	300,000	323,997
REV HOSPITAL (NEMOURS FOUNDATION, FL) SERIES 2009A	5.00%	01/01/19	545,000	607,904
PALM BEACH CNTY FLA HEALTH FACS AUTH
REV HOSPITAL (BOCA RATON FLA REGIONAL HOSPITAL) SERIES 2014	5.00%	12/01/22	800,000	925,752
PALM BEACH CNTY FLA SOLID WASTE AUTH
REV WASTE/POLLUTION SERIES 2009	5.25%	10/01/18 (a)	1,900,000	2,130,033
PASCO CNTY FLA
REV WATER & SEWER (PASCO CNTY FLA WTR & SWR REV) SERIES 2009A	5.00%	10/01/16	75,000	77,931
PORT ST LUCIE FLA
REV UTILITY (PORT ST LUCIE FLA UTIL SYS REV) SERIES 2014	5.00%	09/01/20	250,000	286,765
REV UTILITY (PORT ST LUCIE FLA UTIL SYS REV) SERIES 2014	5.00%	09/01/21	250,000	290,605
REV UTILITY (PORT ST LUCIE FLA UTIL SYS REV) SERIES 2014	5.00%	09/01/22	485,000	568,546
REV UTILITY (PORT ST LUCIE FLA UTIL SYS REV) SERIES 2014	5.00%	09/01/23	350,000	413,196
SUMTER CNTY FLA INDL DEV AUTH
REV HOSPITAL (CENTRAL FLORIDA HEALTH ALLIANCE) SERIES 2014A	5.00%	07/01/22	200,000	231,108
REV HOSPITAL (CENTRAL FLORIDA HEALTH ALLIANCE) SERIES 2014A	5.00%	07/01/24 (b)	150,000	173,906
REV HOSPITAL (CENTRAL FLORIDA HEALTH ALLIANCE) SERIES 2014A	5.00%	07/01/26 (b)	270,000	306,958

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TAMPA BAY WTR FLA
REV WATER & SEWER SERIES 2011	5.00%	10/01/18	850,000	945,327
TAMPA FLA
REV SPECIAL TAX SERIES 2010	4.00%	10/01/20	535,000	598,483
REV SPECIAL TAX SERIES 2010	5.00%	10/01/21 (b)	140,000	161,498
				44,909,592
GEORGIA 0.3%
COLUMBIA CNTY GA
GO SERIES 2015	5.00%	04/01/20	300,000	346,341
GO SERIES 2015	5.00%	04/01/21	400,000	472,104
GO SERIES 2015	5.00%	04/01/22	200,000	240,016
GO SERIES 2015	5.00%	04/01/23	200,000	243,074
FULTON CNTY GA DEV AUTH
REV SCHOOL (GEORGIA STATE UNIVERSITY FOUNDATION INC) SERIES 2011	5.00%	10/01/17	185,000	197,217
MACON-BIBB CNTY GA HOSP AUTH
REV HOSPITAL (THE MEDICAL CENTER OF CENTRAL GEORGIA INC) SERIES 2009	4.00%	08/01/19	150,000	163,767
				1,662,519
GUAM 0.4%
GUAM POWER AUTHORITY
REV POWER SERIES 2014A	5.00%	10/01/20	500,000	570,350
REV POWER SERIES 2014A	5.00%	10/01/21	1,095,000	1,262,677
REV POWER SERIES 2014A	5.00%	10/01/25 (b)	720,000	834,804
				2,667,831
HAWAII 0.8%
HAWAII ST HSG FIN & DEV CORP
REV HOUS SINGL SERIES 2011B	4.50%	01/01/26 (b)	1,580,000	1,685,876
HAWAII STATE OF
GO SERIES EH	5.00%	08/01/20	3,000,000	3,498,420
				5,184,296
IDAHO 0.9%
CANYON CNTY IDAHO SCH DIST NO 131
GO SERIES 2011B	3.50%	08/15/19 (a)(e)	1,535,000	1,654,991
GO SERIES 2011B	4.00%	08/15/21 (a)(e)	1,835,000	2,053,897
GO SERIES 2011B	4.00%	08/15/22 (a)(e)	800,000	902,120
UNIVERSITY OF IDAHO
REV UNIVERSITY SERIES 2014	5.00%	04/01/21	350,000	412,251
REV UNIVERSITY SERIES 2014	5.00%	04/01/24 (b)	200,000	234,756
REV UNIVERSITY SERIES 2014	5.00%	04/01/26 (b)	300,000	347,403
				5,605,418
ILLINOIS 4.9%
ARLINGTON HEIGHTS ILL PK DIST
GO SERIES 2010-B	2.00%	12/01/15	200,000	200,008
BELLWOOD ILL
GO SERIES 2014	4.00%	12/01/21	500,000	545,740
GO SERIES 2014	5.00%	12/01/32 (b)	2,250,000	2,466,810
CHICAGO (CITY OF)
REV TRANSPORTATION (CHICAGO IL OHARE INTL ARPT - PFC) SERIES 2010 D	5.00%	01/01/17 (e)	1,000,000	1,047,110
REV TRANSPORTATION (CHICAGO IL OHARE INTL ARPT - PFC) SERIES 2010 D	5.00%	01/01/18 (e)	1,200,000	1,297,284
REV TRANSPORTATION (CHICAGO IL OHARE INTL ARPT - PFC) SERIES 2010 D	5.00%	01/01/19 (e)	750,000	833,430

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
REV TRANSPORTATION (CHICAGO IL OHARE INTL ARPT - PFC) SERIES 2012A	5.00%	01/01/31 (b)(e)	4,950,000	5,502,667
REV TRANSPORTATION (CHICAGO ILL O HARE INTL ARPT) SERIES 2015B	5.00%	01/01/28 (b)	1,750,000	2,040,133
REV TRANSPORTATION (CHICAGO ILL O HARE INTL ARPT) SERIES 2015B	5.00%	01/01/29 (b)	1,100,000	1,264,373
ILLINOIS FINANCE AUTHORITY
REV HOSPITAL (OSF HEALTHCARE SYSTEM) SERIES 2015 A	5.00%	11/15/23	700,000	818,769
REV HOSPITAL (RUSH UNIV MEDICAL CENTER) SERIES 2015A	5.00%	11/15/20	250,000	289,798
REV HOSPITAL (SILVER CROSS HOSPITAL IL) SERIES 2015 C	5.00%	08/15/25	450,000	517,181
ILLINOIS STATE OF
GO SERIES 2006	5.00%	01/01/19	1,220,000	1,308,889
GO SERIES 2010	5.00%	01/01/18	2,325,000	2,454,549
GO SERIES 2012A	5.00%	03/01/20	1,000,000	1,090,610
GO SERIES MAY 2014	5.00%	05/01/34 (b)	500,000	524,125
REV SPECIAL TAX (ILLINOIS ST SALES TAX REV) SERIES 2010	5.00%	06/15/20	400,000	459,068
KANE MC HENRY COOK & DE KALB CNTYS ILL CMNTY UNIT SCH DIST NO 300
GO SERIES 2013	5.25%	01/01/31 (b)	4,940,000	5,668,452
UNIVERSITY OF ILLINOIS
REV UNIVERSITY (UNIVERSITY OF ILLINOIS HEALTH SERVICES FACILITIES SYSTEM) SERIES 2013	6.00%	10/01/30 (b)	3,085,000	3,608,247
				31,937,243
INDIANA 1.5%
INDIANA HEALTH FAC FING AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2005 A-5	2.00%	11/01/27 (b)	940,000	957,794
INDIANA ST FINANCE AUTHORITY
GO (COMMUNITY FNDTN NORTHWEST IND OBLIG GROUP) SERIES 2012	5.00%	03/01/16	400,000	404,652
GO (COMMUNITY FNDTN NORTHWEST IND OBLIG GROUP) SERIES 2012	5.00%	03/01/17	480,000	505,320
GO (COMMUNITY FNDTN NORTHWEST IND OBLIG GROUP) SERIES 2012	5.00%	03/01/18	1,000,000	1,085,570
GO (COMMUNITY FNDTN NORTHWEST IND OBLIG GROUP) SERIES 2012	5.00%	03/01/19	1,000,000	1,111,760
REV UNIVERSITY (BUTLER UNIV) SERIES 2014A	5.00%	02/01/20	145,000	164,130
REV UNIVERSITY (BUTLER UNIV) SERIES 2014A	5.00%	02/01/21	250,000	286,870
REV UNIVERSITY (BUTLER UNIV) SERIES 2014A	5.00%	02/01/22	320,000	370,944
REV UNIVERSITY (BUTLER UNIV) SERIES 2014A	5.00%	02/01/23	380,000	442,183
REV UNIVERSITY (BUTLER UNIV) SERIES A	5.00%	02/01/22	700,000	811,440
REV UNIVERSITY (BUTLER UNIV) SERIES A	5.00%	02/01/24 (b)	1,940,000	2,245,938
REV WATER & SEWER (INDIANA FINANCE AUTH ST REVOL FUND PROG) SERIES 2010A	5.00%	02/01/19	945,000	1,062,719
				9,449,320
IOWA 0.1%
IOWA STATE OF
REV LEASE REV SERIES 2010	5.00%	06/15/25 (b)	570,000	654,440
KANSAS 0.0%
BUTLER CNTY KS 375 TOWANDA
GO SERIES 2014	4.00%	09/01/22	150,000	168,856
OLATHE KANS
REV HOSPITAL (OLATHE KS HLTH FACS OLATHE MEDICAL CENTER) SERIES 2012A	4.00%	09/01/21	120,000	133,241
				302,097
KENTUCKY 0.5%
KENTUCKY ECONOMIC DEV FIN AUTH
REV HOSPITAL (BAPTIST HEALTHCARE SYS OBLIG GRP (KY)) SERIES 2009A	5.00%	08/15/18	750,000	822,188

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KENTUCKY ST
REV LEASE REV SERIES 2015	4.00%	06/15/24	400,000	445,708
REV LEASE REV SERIES 2015	5.00%	06/15/25	400,000	480,252
KENTUCKY ST PPTY & BLDGS COMMN
REV LEASE REV (KENTUCKY ST) SERIES 2011 A	5.00%	08/01/20	1,210,000	1,390,338
				3,138,486
LOUISIANA 0.9%
LOUISIANA PUB FACS AUTH
REV HOSPITAL (OCHSNER CLINIC FOUNDATION) SERIES 2015	4.00%	05/15/19	250,000	268,580
REV HOSPITAL (OCHSNER CLINIC FOUNDATION) SERIES 2015	5.00%	05/15/21	800,000	914,440
REV HOSPITAL (OCHSNER CLINIC FOUNDATION) SERIES 2015	5.00%	05/15/23	350,000	405,633
NEW ORLEANS LA
GO SERIES 2015	4.00%	12/01/18	700,000	755,153
GO SERIES 2015	4.00%	12/01/19	700,000	767,641
GO SERIES 2015	5.00%	12/01/20	1,000,000	1,155,360
NEW ORLEANS LA SEWER SYSTEM
REV WATER & SEWER SERIES 2014	5.00%	06/01/20	550,000	629,810
REV WATER & SEWER SERIES 2014	5.00%	06/01/21	400,000	463,672
REV WATER & SEWER SERIES 2014	5.00%	06/01/22	250,000	292,588
				5,652,877
MARYLAND 0.5%
BALTIMORE WATER SYSTEM
REV WATER & SEWER SERIES 2013A	5.00%	07/01/19	750,000	850,867
REV WATER & SEWER SERIES 2013A	5.00%	07/01/20	150,000	174,305
REV WATER & SEWER SERIES 2013A	5.00%	07/01/21	450,000	533,043
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
REV HOSPITAL (FREDERICK MEMORIAL HOSP) SERIES 2012A	5.00%	07/01/20	335,000	378,513
REV HOSPITAL (MERITUS MEDICAL CENTER INC) SERIES 2015	5.00%	07/01/23	1,000,000	1,150,150
MARYLAND ST CMNTY DEV ADMIN
REV HOUSING SERIES 1996A	5.88%	07/01/16 (b)	15,000	15,050
				3,101,928
MASSACHUSETTS 1.2%
BRAINTREE MASS
GO	5.00%	05/15/29	280,000	349,031
CAMBRIDGE MASS
GO SERIES B	4.00%	01/01/25	1,000,000	1,169,020
CHATHAM MASS
GO	5.00%	07/01/17 (e)	245,000	261,466
MASSACHUSETTS ST DEV FIN AGY
REV HOSPITAL (LAHEY HEALTH SYSTEM) SERIES 2015F	5.00%	08/15/27 (b)	500,000	590,020
REV HOSPITAL (LAHEY HEALTH SYSTEM) SERIES 2015F	5.00%	08/15/28 (b)	1,350,000	1,572,576
REV HOSPITAL (TUFTS MEDICAL CENTER INC) SERIES 2011I	5.00%	01/01/17	1,000,000	1,044,150
REV HOSPITAL (TUFTS MEDICAL CENTER INC) SERIES 2011I	5.00%	01/01/18	885,000	952,835
REV SCHOOL (SABIS INTERNATIONAL CHARTER SCHOOL) SERIES 2015	4.00%	04/15/20	750,000	804,833
REV SCHOOL (SABIS INTERNATIONAL CHARTER SCHOOL) SERIES 2015	5.00%	04/15/25	500,000	570,725
MASSACHUSETTS ST TPK AUTH
REV TRANSPORTATION SERIES 1993 A	5.00%	01/01/20	440,000	476,071
				7,790,727
MICHIGAN 3.1%
GRAND RAPIDS MICH SAN SWR SYS
REV WATER & SEWER SERIES 2010	5.00%	01/01/25	700,000	867,111
REV WATER & SEWER SERIES 2010	5.00%	01/01/27	1,395,000	1,746,177
REV WATER & SEWER SERIES 2013	5.00%	01/01/25 (b)	135,000	161,434

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KAREGNONDI WATER AUTHORITY MI
REV WATER & SEWER (GENESEE CNTY MICH) SERIES 2014A	5.00%	11/01/24 (b)	1,695,000	1,964,454
REV WATER & SEWER (GENESEE CNTY MICH) SERIES 2014A	5.00%	11/01/25 (b)	2,625,000	3,021,480
MICHIGAN ST HOSP FIN AUTH
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2008 A1	5.25%	12/01/15	1,500,000	1,500,210
MICHIGAN ST HSG DEV AUTH SINGLE
REV HOUS SINGL SERIES 2015A	4.00%	06/01/46 (b)	3,000,000	3,246,750
MICHIGAN ST TRUNK LINE
REV SPECIAL TAX SERIES 2009	5.00%	11/01/22 (b)	2,100,000	2,374,218
MICHIGAN STATE FINANCE AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2010A	5.00%	12/01/15	1,000,000	1,000,140
TROY MICH
GO SERIES 2013	5.00%	11/01/22 (b)	225,000	268,364
GO SERIES 2013	5.00%	11/01/23 (b)	150,000	178,895
GO SERIES 2013	5.00%	11/01/25 (b)	200,000	238,526
WAYNE CNTY MICH ARPT AUTH
REV TRANSPORTATION SERIES 2014B	5.00%	12/01/32 (b)	550,000	620,032
REV TRANSPORTATION SERIES 2014B	5.00%	12/01/33 (b)	775,000	871,115
REV TRANSPORTATION SERIES 2014B	5.00%	12/01/34 (b)	1,145,000	1,283,224
WESTERN TOWNSHIPS MICH UTILS AUTH
REV WATER & SEWER SERIES 2012	4.00%	01/01/20	650,000	714,708
				20,056,838
MINNESOTA 2.4%
MAHTOMEDI MINN INDPT SCH DIST NO 832
GO (MINNESOTA STATE OF) SERIES 2014A	4.00%	02/01/20	1,945,000	2,165,446
GO (MINNESOTA STATE OF) SERIES 2014A	5.00%	02/01/21	550,000	648,538
GO (MINNESOTA STATE OF) SERIES 2014A	5.00%	02/01/22	500,000	598,935
MAPLE GROVE CITY MINN
REV HOSPITAL (NORTH MEM HEALTH CARE MINN) SERIES 2015	4.00%	09/01/17	300,000	315,225
REV HOSPITAL (NORTH MEM HEALTH CARE MINN) SERIES 2015	4.00%	09/01/18	300,000	320,604
REV HOSPITAL (NORTH MEM HEALTH CARE MINN) SERIES 2015	4.00%	09/01/19	500,000	540,390
REV HOSPITAL (NORTH MEM HEALTH CARE MINN) SERIES 2015	4.00%	09/01/20	600,000	656,172
REV HOSPITAL (NORTH MEM HEALTH CARE MINN) SERIES 2015	4.00%	09/01/21	400,000	439,792
REV HOSPITAL (NORTH MEM HEALTH CARE MINN) SERIES 2015	5.00%	09/01/22	295,000	342,572
REV HOSPITAL (NORTH MEM HEALTH CARE MINN) SERIES 2015	5.00%	09/01/23	655,000	761,457
MINNETONKA MINN INDPT SCH DIST NO 276
GO (MINNESOTA STATE OF) SERIES 2013H	2.00%	02/01/17	300,000	305,196
GO (MINNESOTA STATE OF) SERIES 2013H	4.00%	02/01/22	960,000	1,093,805
OLMSTED CNTY MINN
GO SERIES 2012A	4.00%	02/01/20	1,765,000	1,965,045
SHAKOPEE MINN INDPT SCH DIST NO 720
GO (MINNESOTA STATE OF) SERIES 2012A	4.00%	02/01/19	790,000	862,783
GO (MINNESOTA STATE OF) SERIES 2012A	5.00%	02/01/21	1,000,000	1,177,520
ST CLOUD MINN INDPT SCH DIST NO 742
GO (MINNESOTA STATE OF) SERIES 2015C	4.00%	02/01/23	1,810,000	2,068,015
UNIVERSITY OF MINNESOTA
GO SERIES 2011D	5.00%	12/01/20	220,000	259,466
GO SERIES 2011D	5.00%	12/01/21	425,000	510,442
REV UNIVERSITY SERIES 2013A	4.00%	02/01/20	595,000	663,978
				15,695,381
MISSISSIPPI 1.8%
MISSISSIPPI DEV BK
GO (JACKSON MISS PUB SCH DIST) SERIES 2013 A	5.00%	04/01/16	400,000	406,096
GO (JACKSON MISS PUB SCH DIST) SERIES 2013 A	5.00%	04/01/17	50,000	52,748
GO (JACKSON MISS PUB SCH DIST) SERIES 2013 A	5.00%	04/01/28 (b)	750,000	857,512
GO (JACKSON MISS PUB SCH DIST) SERIES 2015 A	5.00%	04/01/20	1,000,000	1,141,300
GO (JACKSON MISS PUB SCH DIST) SERIES 2015 A	5.00%	04/01/21	2,000,000	2,324,800
REV WATER & SEWER (JACKSON WATER & SEWER, MS) SERIES 2013	6.88%	12/01/40 (b)	4,250,000	5,451,475
MISSISSIPPI HOME CORP
REV HOUS SINGL SERIES 2011A	4.50%	06/01/25 (b)	1,215,000	1,277,026
				11,510,957

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MISSOURI 1.6%
BOONE CNTY MO
REV HOSPITAL (BOONE HOSPITAL CENTER) SERIES 2012	4.00%	08/01/18	400,000	424,780
BUTLER CNTY MO SCH DIST R-1
REV LEASE REV SERIES 2014	4.00%	03/01/21	200,000	222,176
REV LEASE REV SERIES 2014	5.00%	03/01/23	200,000	238,020
REV LEASE REV SERIES 2014	5.00%	03/01/24	200,000	239,822
MISSOURI ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (LUTHERAN SENIOR SERVICES) SERIES 2014A	5.00%	02/01/21	565,000	639,269
REV HEALTHCARE (LUTHERAN SENIOR SERVICES) SERIES 2014A	5.00%	02/01/22	540,000	612,614
REV HEALTHCARE (LUTHERAN SENIOR SERVICES) SERIES 2014A	5.00%	02/01/23	585,000	664,689
REV HEALTHCARE (LUTHERAN SENIOR SERVICES) SERIES 2014A	5.00%	02/01/24	1,675,000	1,901,527
REV HEALTHCARE (LUTHERAN SENIOR SERVICES) SERIES 2014A	5.00%	02/01/25 (b)	1,760,000	1,972,520
REV UNIVERSITY (ST LOUIS COLLEGE OF PHARMACY) SERIES 2013	5.00%	05/01/18	1,200,000	1,297,140
REV UNIVERSITY (ST LOUIS COLLEGE OF PHARMACY) SERIES 2015 B	5.00%	05/01/30 (b)	500,000	542,110
REV UNIVERSITY (ST LOUIS COLLEGE OF PHARMACY) SERIES 2015 B	5.00%	05/01/34 (b)	500,000	535,040
ST CHARLES MO SCH DIST
GO SERIES 2011	4.00%	03/01/17 (a)	1,300,000	1,353,196
				10,642,903
NEBRASKA 0.5%
NEBRASKA INVESTMENT FINANCE AUTHORITY
REV HOUS SINGL SERIES 2013A	2.50%	09/01/34 (b)	825,000	835,560
REV HOUS SINGL SERIES 2013C	2.50%	03/01/35 (b)	1,485,000	1,502,612
REV HOUS SINGL SERIES 2013E	3.00%	03/01/43 (b)	650,000	662,929
NEBRASKA PUBLIC POWER DISTRICT
REV POWER SERIES 2010C	5.00%	01/01/19	250,000	279,745
				3,280,846
NEVADA 1.6%
CARSON CITY NEV
REV HOSPITAL (CARSON TAHOE REGIONAL HEALTHCARE) SERIES 2012	5.00%	09/01/18	1,265,000	1,370,994
CLARK CNTY NEV ARPT
REV TRANSPORTATION SERIES 2010D	5.00%	07/01/17 (e)	1,000,000	1,066,550
REV TRANSPORTATION SERIES 2010D	5.00%	07/01/18 (e)	1,770,000	1,949,337
NEVADA SYSTEM OF HIGHER EDUCATION
REV UNIVERSITY SERIES 2011 A	5.00%	07/01/18	5,375,000	5,938,515
				10,325,396
NEW HAMPSHIRE 0.3%
NEW HAMPSHIRE HLTH & ED FAC AUTH
REV HOSPITAL (DARTMOUTH-HITCHCOCK OBLIGATED GROUP) SERIES 2009	6.00%	08/01/38 (b)	400,000	457,240
REV SCHOOL (DARTMOUTH COLLEGE) SERIES 2009	5.00%	06/01/19	180,000	204,700
NEW HAMPSHIRE HSG FIN AGCY 1995 IND PROG
REV HOUS SINGL SERIES 2008E	6.63%	07/01/38 (b)	525,000	558,600
NEW HAMPSHIRE HSG FIN AGCY 2009 RESOL
REV HOUS SINGL SERIES 2011E	4.50%	01/01/28 (b)	870,000	917,093
				2,137,633
NEW JERSEY 4.8%
CRANBURY TWP NJ
GO	2.75%	12/01/15 (e)	430,000	430,030
GO	3.00%	12/01/16	320,000	327,597
GO	3.00%	12/01/17	285,000	297,440
GO	4.00%	12/01/18	400,000	434,168
FLEMINGTON RARITAN NJ REGL SCH DIST
GO SERIES 2014	4.00%	06/15/20	250,000	279,225
GO SERIES 2014	4.00%	06/15/21	985,000	1,112,380

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO SERIES 2014	4.00%	06/15/22	635,000	721,843
GO SERIES 2014	4.00%	06/15/23	500,000	573,215
GLOUCESTER CNTY NJ IMPT AUTH
REV COUNTY (GLOUCESTER CNTY NJ) SERIES 2012	4.00%	12/01/17	425,000	448,923
REV COUNTY (GLOUCESTER CNTY NJ) SERIES 2012	4.00%	12/01/18	465,000	500,782
REV COUNTY (GLOUCESTER CNTY NJ) SERIES 2012	4.00%	12/01/19	485,000	531,235
REV COUNTY (GLOUCESTER CNTY NJ) SERIES 2012	4.00%	12/01/20	510,000	562,887
REV COUNTY (GLOUCESTER CNTY NJ) SERIES 2012	4.00%	12/01/21	355,000	394,015
REV COUNTY (GLOUCESTER CNTY NJ) SERIES 2012	4.00%	12/01/22	480,000	537,605
MERCER CNTY NJ IMPT AUTH
REV COUNTY (MERCER CNTY NJ) SERIES 2011	4.00%	09/01/16	65,000	66,717
REV COUNTY (MERCER CNTY NJ) SERIES 2011	4.00%	09/01/17	1,370,000	1,444,487
MIDDLESEX CNTY NJ
REV LEASE REV SERIES 2011	4.00%	06/15/20	850,000	933,708
REV LEASE REV SERIES 2011	4.00%	06/15/21	265,000	293,085
MIDDLESEX CNTY NJ IMPT AUTH
REV COUNTY (MIDDLESEX CNTY NJ) SERIES 2011	3.00%	09/15/16	1,270,000	1,297,369
REV COUNTY (MIDDLESEX CNTY NJ) SERIES 2011	4.00%	09/15/21	625,000	709,188
REV COUNTY (MIDDLESEX CNTY NJ) SERIES 2014A	4.00%	12/15/19	465,000	515,313
REV COUNTY (MIDDLESEX CNTY NJ) SERIES 2014A	5.00%	12/15/20	680,000	802,998
REV COUNTY (MIDDLESEX CNTY NJ) SERIES 2014A	5.00%	12/15/21	1,030,000	1,236,762
REV COUNTY (MIDDLESEX CNTY NJ) SERIES 2014A	5.00%	12/15/22	640,000	782,144
REV LEASE REV (MIDDLESEX CNTY NJ) SERIES 2008	4.00%	12/15/15	415,000	415,672
REV LEASE REV (MIDDLESEX CNTY NJ) SERIES 2010	3.00%	07/01/16	225,000	228,609
MONMOUTH CNTY NJ IMPT AUTH
REV COUNTY (MONMOUTH CNTY NJ) SERIES 2008	5.25%	12/01/18	85,000	95,664
MORRIS CNTY NJ IMPT AUTH
REV COUNTY (MORRIS CNTY NJ) SERIES 2012 A	3.00%	02/01/19	705,000	748,033
REV COUNTY (MORRIS CNTY NJ) SERIES 2012 A	3.00%	02/01/20	695,000	744,713
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV SCHOOL (NEW JERSEY STATE OF) SERIES 2011 GG	5.00%	09/01/16	920,000	951,988
REV SCHOOL (NEW JERSEY STATE OF) SERIES 2011 GG	5.00%	09/01/19	2,250,000	2,567,947
NEW JERSEY ST TRANSN TR FD AUTH
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2001C	5.50%	12/15/15	10,000	10,021
NEW JERSEY STATE OF
GO	5.00%	06/01/24	4,265,000	4,953,371
PASSAIC CNTY NJ
GO SERIES 2011	5.00%	05/01/17	4,180,000	4,424,864
GO SERIES 2012	4.00%	02/01/17	245,000	254,205
GO SERIES 2012	4.00%	02/01/19	500,000	540,825
				31,169,028
NEW MEXICO 0.5%
ALBUQUERQUE N MEX MUN SCH DIST NO 12
GO SERIES 2015	5.00%	08/01/23	1,855,000	2,266,421
BERNALILLO CNTY N MEX
GO SERIES 2010	4.00%	02/01/19	375,000	409,961
GO SERIES 2010	4.00%	02/01/20	105,000	116,946
NEW MEXICO ST HOSP EQUIP LN COUNCIL
REV HOSPITAL (PRESBYTERIAN HEALTHCARE SVCS) SERIES 2008 A	5.50%	08/01/16	10,000	10,344
SANTA FE N MEX
REV SALES TAX SERIES 2012 A	4.00%	06/01/18	660,000	710,041
				3,513,713
NEW YORK 11.5%
BUFFALO NY
GO SERIES 2012E	3.00%	02/01/16	175,000	175,810
BUILD NYC RESOURCE CORP
REV PUBLIC SERVICES (YMCA OF GREATER NY) SERIES 2015 A	5.00%	08/01/25	250,000	292,548
REV PUBLIC SERVICES (YMCA OF GREATER NY) SERIES 2015 A	5.00%	08/01/26 (b)	300,000	347,364
REV PUBLIC SERVICES (YMCA OF GREATER NY) SERIES 2015 A	5.00%	08/01/27 (b)	300,000	344,685

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
REV PUBLIC SERVICES (YMCA OF GREATER NY) SERIES 2015 A	5.00%	08/01/30 (b)	420,000	472,752
REV PUBLIC SERVICES (YMCA OF GREATER NY) SERIES 2015 A	5.00%	08/01/40 (b)	250,000	276,205
DUTCHESS CNTY NY LOC DEV CORP REV
REV HOSPITAL (HEALTH QUEST SYSTEMS) SERIES 2014A	5.00%	07/01/22	135,000	158,329
REV HOSPITAL (HEALTH QUEST SYSTEMS) SERIES 2014A	4.00%	07/01/23	160,000	177,542
REV HOSPITAL (HEALTH QUEST SYSTEMS) SERIES 2014A	5.00%	07/01/24	150,000	178,241
REV HOSPITAL (HEALTH QUEST SYSTEMS) SERIES 2014A	5.00%	07/01/25 (b)	125,000	146,274
REV HOSPITAL (HEALTH QUEST SYSTEMS) SERIES 2014A	5.00%	07/01/34 (b)	250,000	276,523
REV HOSPITAL (HEALTH QUEST SYSTEMS) SERIES 2014A	5.00%	07/01/44 (b)	750,000	818,542
LAKE SUCCESS NY
GO SERIES 2010B	4.00%	12/01/18	210,000	228,631
GO SERIES 2010B	4.00%	12/01/19	125,000	137,933
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION SERIES 2012F	5.00%	11/15/18	3,550,000	3,957,682
NASSAU CNTY NY INTERIM FIN AUTH
REV SPECIAL TAX SERIES 2009A	5.00%	11/15/18	145,000	161,787
NASSAU COUNTY LOCAL ECONOMIC ASSISTANCE CORP
REV HOSPITAL (CATHOLIC HEALTH LONG ISLAND OG) SERIES 2014	5.00%	07/01/21	500,000	577,340
REV HOSPITAL (CATHOLIC HEALTH LONG ISLAND OG) SERIES 2014	5.00%	07/01/23	535,000	628,518
REV HOSPITAL (CATHOLIC HEALTH LONG ISLAND OG) SERIES 2014	5.00%	07/01/24	425,000	501,424
REV HOSPITAL (CATHOLIC HEALTH LONG ISLAND OG) SERIES 2014	5.00%	07/01/25 (b)	1,000,000	1,166,030
REV HOSPITAL (CATHOLIC HEALTH LONG ISLAND OG) SERIES 2014	5.00%	07/01/26 (b)	250,000	289,135
NEW YORK CITY TRANSITIONAL FIN AUTH
REV SPECIAL TAX SERIES 2010 C-1	4.00%	08/01/16	3,000,000	3,073,847
REV SPECIAL TAX SERIES 2010 I-2	5.00%	11/01/18	900,000	1,003,068
REV SPECIAL TAX SERIES 2010 I-2	5.00%	11/01/20 (b)	200,000	233,052
REV SPECIAL TAX SERIES 2011D-1	5.00%	02/01/35 (b)(e)	5,535,000	6,425,471
REV SPECIAL TAX SERIES FISCAL 2	5.00%	11/01/23	3,000,000	3,665,460
NEW YORK N Y
GO SERIES FISCAL 2	5.00%	03/01/22	3,800,000	4,538,378
GO SERIES FISCAL 2	5.00%	08/01/22	1,700,000	2,048,109
GO SERIES FISCAL 2	5.00%	03/01/23	1,840,000	2,222,186
NEW YORK N Y CITY HSG DEV CORP
REV MULTI FAM HOUSING SERIES 2012 H	0.95%	05/01/16	235,000	235,322
NEW YORK NY
GO SERIES 2014J	5.00%	08/01/20	3,000,000	3,502,230
GO SERIES 2015C	5.00%	08/01/24	1,950,000	2,399,650
NEW YORK ST TWY AUTH
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2009	4.00%	04/01/16	505,000	511,307
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2009	5.00%	04/01/16	1,540,000	1,564,609
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2009	4.00%	04/01/17	650,000	678,918
REV TRANSPORTATION SERIES 2013 A	4.00%	05/01/19	800,000	871,224
REV TRANSPORTATION SERIES 2013 A	5.00%	05/01/19	2,500,000	2,810,350
REV TRANSPORTATION SERIES I	5.00%	01/01/20	500,000	573,275
REV TRANSPORTATION SERIES I	5.00%	01/01/21	1,000,000	1,172,100
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES A-1	5.00%	12/15/17	570,000	618,992
NIAGARA N Y FRONTIER TRANSN AUTH
REV TRANSPORTATION (BUFFALO NIAGARA INTERNATIONAL AIRPORT) SERIES B	4.00%	04/01/16	500,000	506,165
REV TRANSPORTATION (BUFFALO NIAGARA INTERNATIONAL AIRPORT) SERIES B	5.00%	04/01/17	600,000	633,714
REV TRANSPORTATION (BUFFALO NIAGARA INTERNATIONAL AIRPORT) SERIES B	4.00%	04/01/18	450,000	479,637
REV TRANSPORTATION (BUFFALO NIAGARA INTERNATIONAL AIRPORT) SERIES B	5.00%	04/01/19	850,000	951,158
NORTH SYRACUSE NY CENT SCH DIST
GO SERIES 2012 B	4.00%	06/15/17	800,000	840,592
NY ST DORM AUTH
REV HOSPITAL (NEW YORK STATE OF) SERIES 2015	5.00%	02/15/20	1,295,000	1,488,305
REV HOSPITAL (NEW YORK STATE OF) SERIES 2015	5.00%	02/15/21	625,000	733,600
REV HOSPITAL (NEW YORK UNIVERSITY HOSPITALS CENTER) SERIES 2011A	5.00%	07/01/19	1,370,000	1,539,085
REV LEASE REV (NEW YORK STATE OF) SERIES 2008	5.25%	08/15/16	650,000	671,379

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
REV SCHOOL (CORNELL UNIVERSITY) SERIES 1990B	5.00%	07/01/18	80,000	88,366
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A	5.00%	02/15/18	3,000,000	3,268,514
OTSEGO CNTY N Y CAP RESOURCE CORP REV
REV UNIVERSITY (HARTWICK COLLEGE) SERIES 2015A	5.00%	10/01/21	395,000	444,474
REV UNIVERSITY (HARTWICK COLLEGE) SERIES 2015A	5.00%	10/01/22	650,000	735,338
REV UNIVERSITY (HARTWICK COLLEGE) SERIES 2015A	5.00%	10/01/23	800,000	907,760
REV UNIVERSITY (HARTWICK COLLEGE) SERIES 2015A	5.00%	10/01/24	895,000	1,017,624
SCARSDALE N Y UN FREE SCH DIST
GO SERIES 2012	4.00%	02/01/19	260,000	283,985
TOBACCO SETTLEMENT FING CORP N Y
REV APPR/TOB (NEW YORK STATE OF) SERIES A	5.00%	06/01/21 (b)(e)	6,250,000	6,397,937
TROY CAPITAL RESOURCE CORP
REV UNIVERSITY (RENSSELAER POLYTECHNIC INSTITUTE) SERIES 2015	5.00%	08/01/23 (d)	1,000,000	1,183,940
REV UNIVERSITY (RENSSELAER POLYTECHNIC INSTITUTE) SERIES 2015	5.00%	08/01/24 (d)	1,000,000	1,193,060
WESTCHESTER CNTY N Y LOC DEV CORP
REV UNIVERSITY (PACE UNIV) SERIES 2014A	5.00%	05/01/34 (b)	2,050,000	2,205,082
				75,030,558
NORTH CAROLINA 2.0%
DURHAM CNTY N C
REV LEASE REV SERIES 2009A	4.00%	06/01/18	1,610,000	1,731,233
NEW HANOVER CNTY N C
GO SERIES 2015	5.00%	02/01/24	3,090,000	3,833,547
NORTH CAROLINA HSG FIN AGY
REV HOUS SINGL SERIES 2	4.25%	01/01/28 (b)	925,000	957,893
NORTH CAROLINA MED CARE COMMN
REV HOSPITAL (WAKEMED HEALTH & HOSPITALS SYSTEM) SERIES 2012 A	5.00%	10/01/21	5,000,000	5,814,750
WAKE CNTY N C
GO SERIES 2009D	4.00%	02/01/17	580,000	604,209
				12,941,632
NORTH DAKOTA 0.2%
GRAND FORKS N D
REV SALES TAX (GRAND FORKS SALES TAX) SERIES 2015D	5.00%	12/15/19	620,000	710,768
REV SALES TAX (GRAND FORKS SALES TAX) SERIES 2015D	5.00%	12/15/20	395,000	462,043
				1,172,811
OHIO 1.9%
CLEVELAND HEIGHTS & UNIVERSITY HEIGHTS OHIO CITY SCH DIST
GO SERIES 2014	0.00%	12/01/24 (f)	85,000	67,612
CLEVELAND-CUYAHOGA CNTY OHIO PORT AUTH
REV UNIVERSITY (CLEVELAND STATE UNIVERSITY) SERIES 2014	5.00%	08/01/24	1,110,000	1,322,509
REV UNIVERSITY (CLEVELAND STATE UNIVERSITY) SERIES 2014	5.00%	08/01/44 (b)	1,955,000	2,082,818
COLUMBUS OHIO
GO SERIES 2011 A	5.00%	07/01/18	2,000,000	2,211,300
HAMILTON CNTY OHIO
REV HOSPITAL (UC HEALTH (OHIO)) SERIES 2014	5.00%	02/01/23	500,000	580,045
REV HOSPITAL (UC HEALTH (OHIO)) SERIES 2014	5.00%	02/01/24	500,000	583,715
REV HOSPITAL (UC HEALTH (OHIO)) SERIES 2014	5.00%	02/01/25 (b)	1,000,000	1,157,960
TOLEDO OHIO
GO SERIES 2012	3.00%	12/01/15	1,810,000	1,810,145
GO SERIES 2012	3.00%	12/01/16	240,000	245,652
UNIVERSITY OF TOLEDO
REV UNIVERSITY SERIES 2011B	5.00%	06/01/18	1,100,000	1,203,279
REV UNIVERSITY SERIES 2011B	5.00%	06/01/30 (b)	805,000	914,633
WESTERVILLE OHIO
GO SERIES 2010	4.00%	12/01/18	365,000	396,178
				12,575,846

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OKLAHOMA 0.7%
GRADY CNTY OKLA SCH FIN AUTH
REV LEASE REV (BRIDGE CREEK OK PUB SCH) SERIES 2008	5.00%	09/01/16 (e)	545,000	562,304
OKLAHOMA DEV FIN AUTH
REV HOSPITAL (INTEGRIS BAPTIST MEDICAL CENTER INC) SERIES 2015A	5.00%	08/15/25	1,250,000	1,535,750
REV HOSPITAL (INTEGRIS BAPTIST MEDICAL CENTER INC) SERIES 2015A	5.00%	08/15/26 (b)	1,070,000	1,301,377
REV LEASE REV (OKLAHOMA CITY OKLA) SERIES 2014E	4.00%	06/01/27 (b)	1,335,000	1,456,004
				4,855,435
OREGON 2.7%
FOREST GROVE ORE
REV UNIVERSITY (PACIFIC UNIVERSITY) SERIES 2014A	5.25%	05/01/34 (b)	1,625,000	1,802,954
REV UNIVERSITY (PACIFIC UNIVERSITY) SERIES 2014A	5.00%	05/01/40 (b)	3,985,000	4,283,198
REV UNIVERSITY (PACIFIC UNIVERSITY) SERIES 2015A	5.00%	05/01/22	350,000	405,125
REV UNIVERSITY (PACIFIC UNIVERSITY) SERIES 2015A	5.00%	05/01/23	500,000	584,550
REV UNIVERSITY (PACIFIC UNIVERSITY) SERIES 2015A	5.00%	05/01/24	500,000	586,635
REV UNIVERSITY (PACIFIC UNIVERSITY) SERIES 2015A	5.00%	05/01/25	500,000	590,525
LANE CNTY ORE CMNTY COLLEGE
GO SERIES 2012	4.00%	06/15/20 (a)	2,395,000	2,678,448
MULTNOMAH CNTY ORE SCH DIST NO 40
GO SERIES 2015	2.00%	12/01/16 (a)	1,000,000	1,015,540
GO SERIES 2015	3.00%	12/01/17 (a)	875,000	912,450
GO SERIES 2015	4.00%	12/01/19 (a)	600,000	665,832
OREGON ST FACS AUTH
REV HOSPITAL (LEGACY HEALTH) SERIES 2011A	5.25%	05/01/21	2,000,000	2,366,340
UMPQUA ORE CMNTY COLLEGE DIST
GO SERIES A	4.00%	06/01/24 (b)	1,290,000	1,386,337
				17,277,934
PENNSYLVANIA 1.7%
ALLEGHENY CNTY PA HIGHER ED BLDG AUTH
REV UNIVERSITY (DUQUENSE UNIV PA) SERIES 2013A	4.00%	03/01/16	600,000	605,688
REV UNIVERSITY (DUQUENSE UNIV PA) SERIES 2013A	4.00%	03/01/17	500,000	520,805
REV UNIVERSITY (DUQUENSE UNIV PA) SERIES 2013A	4.00%	03/01/20	1,455,000	1,604,327
CUMBERLAND CNTY PA MUN AUTH
REV HEALTHCARE (DIAKON LUTHERAN SOCIAL MINISTRIES) SERIES 2015	3.00%	01/01/17	500,000	508,890
REV HEALTHCARE (DIAKON LUTHERAN SOCIAL MINISTRIES) SERIES 2015	4.00%	01/01/18	600,000	627,342
DELAWARE CNTY PA AUTH
REV UNIVERSITY (VILLANOVA UNIVERSITY) SERIES 2015	5.00%	08/01/28 (b)	675,000	795,677
PENNSYLVANIA ECONOMIC DEV FIN AUTH
REV SPECIAL TAX (PENNSYLVANIA UNEMPLOYMENT COMPENSATION REVENUE BONDS) SERIES 2012B	5.00%	01/01/23 (b)	2,500,000	2,510,050
REV SPECIAL TAX (PENNSYLVANIA UNEMPLOYMENT COMPENSATION REVENUE BONDS) SERIES 2012B	5.00%	07/01/23 (b)	260,000	261,032
PENNSYLVANIA HIGHER EDUCATION FACILITIES AUTHORITY
REV UNIVERSITY (TEMPLE UNIVERSITY) SERIES FIRST SE	4.00%	04/01/17	310,000	323,370
REV UNIVERSITY (TEMPLE UNIVERSITY) SERIES FIRST SE	4.00%	04/01/18	95,000	101,359
PENNSYLVANIA INTERGOVERNMENTAL COOP AUTH
REV SPECIAL TAX (PHILADELPHIA WAGE TAX PA) SERIES 2010A	5.00%	06/15/18	2,000,000	2,204,320
REV SPECIAL TAX (PHILADELPHIA WAGE TAX PA) SERIES 2010A	5.00%	06/15/20	1,070,000	1,243,158
				11,306,018
SOUTH CAROLINA 0.6%
BEAUFORT-JASPER S C WTR & SWR AUTH
REV WATER & SEWER SERIES 2010B	5.00%	03/01/22	95,000	113,919
REV WATER & SEWER SERIES 2010B	5.00%	03/01/23	495,000	601,589

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KERSHAW CNTY S C PUB SCHS FNDTN INSTALLMENT PUR
REV SCHOOL (KERSHAW CNTY S C SCH DIST) SERIES 2015	5.00%	12/01/21 (d)	1,000,000	1,162,740
REV SCHOOL (KERSHAW CNTY S C SCH DIST) SERIES 2015	5.00%	12/01/22 (d)	800,000	939,656
UNIVERSITY OF SOUTH CAROLINA
REV UNIVERSITY SERIES 2015	5.00%	05/01/24	1,000,000	1,216,120
				4,034,024
SOUTH DAKOTA 0.1%
SOUTH DAKOTA ST BLDG AUTH
REV LEASE REV (SOUTH DAKOTA STATE OF) SERIES 2011	3.00%	06/01/16	165,000	167,254
REV LEASE REV (SOUTH DAKOTA STATE OF) SERIES 2011	4.00%	06/01/21 (b)	55,000	59,377
SOUTH DAKOTA ST HEALTH & EDL FACS AUTH
REV HOSPITAL (SANFORD HEALTH) SERIES 2009	5.00%	11/01/17	100,000	107,660
REV HOSPITAL (SANFORD HEALTH) SERIES 2015	5.00%	11/01/27 (b)	250,000	292,967
REV SCHOOL (SANFORD HEALTH) SERIES 2015	5.00%	11/01/28 (b)	250,000	291,373
				918,631
TENNESSEE 0.9%
CHATTANOOGA-HAMILTON CNTY TENN HOSP AUTH
REV HOSPITAL (ERLANGER HLTH SYS) SERIES 2014A	5.00%	10/01/23	650,000	748,852
REV HOSPITAL (ERLANGER HLTH SYS) SERIES 2014A	5.00%	10/01/24	600,000	694,782
REV HOSPITAL (ERLANGER HLTH SYS) SERIES 2014A	5.00%	10/01/25 (b)	1,000,000	1,148,540
FRANKLIN CNTY TENN HEALTH & EDL FACS BRD
REV UNIVERSITY (THE UNIVERSITY OF THE SOUTH) SERIES 2014	3.00%	09/01/21	100,000	107,094
REV UNIVERSITY (THE UNIVERSITY OF THE SOUTH) SERIES 2014	5.00%	09/01/29 (b)	200,000	227,024
REV UNIVERSITY (THE UNIVERSITY OF THE SOUTH) SERIES 2014	5.00%	09/01/30 (b)	200,000	226,236
MEMPHIS TENN
GO SERIES 2011	5.00%	05/01/20	2,000,000	2,319,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN HEALTH & EDL FACS BRD
REV UNIVERSITY (BELMONT UNIVERSITY) SERIES 2012	4.00%	11/01/21	100,000	108,988
				5,580,516
TEXAS 9.3%
ARLINGTON TEX INDPT SCH DIST
GO SERIES 2011 A	5.00%	02/15/36 (a)(b)(e)	3,650,000	4,125,449
BRADY TEX INDPT SCH DIST
GO SERIES 2015	5.00%	08/15/24 (a)	320,000	394,074
GO SERIES 2015	5.00%	08/15/25 (a)	250,000	311,258
BURKBURNETT TEX INDPT SCH DIST
GO SERIES 2012	2.00%	02/15/18 (a)(b)	250,000	250,233
CENTERVILLE TEX INDPT SCH DIST
GO SERIES 2014	5.00%	08/15/39 (a)(b)	780,000	870,527
CENTRAL TEX REGL MOBILITY AUTH
REV TRANSPORTATION SERIES A	5.00%	01/01/27 (b)	1,100,000	1,268,795
REV TRANSPORTATION SERIES A	5.00%	01/01/30 (b)	1,520,000	1,710,866
COLLIN CNTY TEX
GO SERIES 2009A	4.00%	02/15/19 (e)	695,000	757,439
DALLAS FORT WORTH
REV TRANSPORTATION (DALLAS FORT WORTH TEX INTL ARPT REV) SERIES 2012B	5.00%	11/01/22 (b)	1,395,000	1,605,519
REV TRANSPORTATION (DALLAS FORT WORTH TEX INTL ARPT REV) SERIES 2013B	5.00%	11/01/38 (b)	2,300,000	2,567,191
REV TRANSPORTATION (DALLAS FORT WORTH TEX INTL ARPT REV) SERIES 2014C	5.00%	11/01/22	250,000	299,690
REV TRANSPORTATION (DALLAS FORT WORTH TEX INTL ARPT REV) SERIES 2014C	5.00%	11/01/23	250,000	303,310
DENVER CITY TEX INDPT SCH DIST
GO SERIES 2012	2.00%	02/15/16 (a)(b)	580,000	580,708
GO SERIES 2012	2.00%	02/15/17 (a)(b)	1,000,000	1,001,110
GO SERIES 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,221,074
GO SERIES 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,776,242

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
FALLS CITY INDPT SCH DIST TEX
GO SERIES 2014	5.00%	08/15/30 (a)(b)	930,000	1,096,340
GO SERIES 2014	5.00%	08/15/34 (a)(b)	830,000	882,406
FORNEY TEX INDPT SCH DIST
GO SERIES 2015	5.00%	08/15/32 (a)(b)	2,950,000	3,470,793
FORT BEND CNTY TEX
GO SERIES 2009	5.00%	03/01/17	100,000	105,441
FORT WORTH TEX
GO SERIES 2009	4.45%	03/01/18 (c)	1,100,000	1,147,586
GARLAND TEX INDPT SCH DIST
GO SERIES 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,528,385
GODLEY TEX INDPT SCH DIST
GO SERIES 2015	5.00%	02/15/24 (a)	1,505,000	1,840,088
GONZALES TEX INDPT SCH DIST
GO SERIES 2014	5.00%	02/01/23 (a)	205,000	245,977
HOUSTON TEX CMNTY COLLEGE SYS
GO SERIES 2011	5.00%	02/15/17	500,000	526,900
GO SERIES 2011	5.00%	02/15/18	1,000,000	1,090,420
KLEIN TEX INDPT SCH DIST
GO SERIES 2009A	4.00%	08/01/17	560,000	590,324
LEWISVILLE TEX INDPT SCH DIST
GO SERIES 2014A	2.00%	08/15/19 (a)	400,000	413,048
GO SERIES 2014A	4.00%	08/15/20 (a)	745,000	835,637
GO SERIES 2014A	4.00%	08/15/21 (a)	795,000	901,387
GO SERIES 2014A	4.00%	08/15/22 (a)	1,000,000	1,144,560
GO SERIES 2014A	4.00%	08/15/23 (a)	950,000	1,089,612
LOOP TEX INDPT SCH DIST
GO SERIES 2012	2.00%	02/15/18 (a)(b)	350,000	350,308
LUBBOCK TEX HEALTH FACS DEV CORP
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES 2008B	5.00%	07/01/20	1,750,000	2,024,260
MIDLAND TEX INDPT SCH DIST
GO SERIES 2011	5.00%	02/15/18 (a)	115,000	125,404
GO SERIES 2011	4.00%	02/15/20 (a)	860,000	957,593
GO SERIES 2012	4.00%	02/15/20 (a)	150,000	167,022
NORTH TEXAS TOLLWAY AUTHORITY
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2011 A	5.00%	09/01/21	500,000	593,360
NORTHWEST TEX INDPT SCH DIST
GO SERIES 2015A	0.00%	02/15/17 (a)(f)	475,000	470,269
GO SERIES 2015A	0.00%	02/15/18 (a)(f)	725,000	708,774
GO SERIES 2015A	0.00%	02/15/19 (a)(f)	1,160,000	1,116,651
PEARLAND TEX
GO SERIES 2015	5.00%	03/01/24	1,650,000	2,001,994
PHARR-SAN JUAN-ALAMO TEX INDPT SCH DIST
GO SERIES 2015	5.00%	02/01/24 (a)	1,000,000	1,221,940
GO SERIES 2015	5.00%	02/01/25 (a)	1,000,000	1,234,750
PLANO TEX
GO SERIES 2011	5.00%	09/01/21	650,000	774,260
REAGAN HOSP DIST REAGAN CNTY TEX
GO SERIES A	4.50%	02/01/24	895,000	992,841
RICHARDSON TEX INDPT SCH DIST
GO SERIES 2015	5.00%	02/15/36 (a)(b)	675,000	789,993
ROCKWALL TEX INDPT SCH DIST
GO SERIES 2012	5.00%	02/15/20 (a)	185,000	213,558
GO SERIES 2012	5.00%	02/15/22 (a)(b)	450,000	527,126
GO SERIES 2015A	0.00%	02/15/17 (a)(f)	4,035,000	4,002,760
SAN ANTONIO TEX ELECTRIC & GAS
REV POWER SERIES 2009D	5.00%	02/01/17	880,000	926,297
SIENNA PLANTATION LEVEE IMPT DIST TEX FORT BEND CNTY
GO SERIES 2014	4.00%	09/01/24 (b)	500,000	555,505
SUNNYVALE TEX SCH DIST
GO SERIES 2011	5.00%	02/15/19 (a)	195,000	218,825
GO SERIES 2011	3.00%	02/15/20 (a)	110,000	117,652
GO SERIES 2011	5.00%	02/15/22 (a)(b)	120,000	140,178

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TARRANT CNTY TEX CULTURAL ED FACS FIN CORP
REV HOSPITAL (HENDRICK MEDICAL CENTER) SERIES 2013	4.00%	09/01/16	440,000	450,265
TATUM TEX INDPT SCH DIST
GO SERIES 2012	5.00%	02/15/23 (a)(b)	400,000	446,744
TEXAS ST AFFORDABLE HSG CORP
REV HOUS SINGL SERIES 2011B	4.45%	09/01/28 (b)	510,000	537,280
TOMBALL TEX INDPT SCH DIST
GO SERIES 2011	5.00%	02/15/21 (a)	150,000	176,690
TRAVIS CNTY TEX
GO SERIES 2009	5.00%	03/01/18	1,000,000	1,091,700
WILLIAMSON CNTY TEX
GO SERIES 2011	5.00%	02/15/21	1,000,000	1,175,810
WINK-LOVING TEX INDPT SCH DIST
GO SERIES 2012	3.00%	02/15/17 (a)	450,000	463,577
				60,525,775
UTAH 0.6%
SALT LAKE CNTY UTAH
REV SALES TAX (SALT LAKE CNTY UTAH SALES TAX) SERIES 2010A	3.00%	02/01/16	250,000	251,185
REV UNIVERSITY (WESTMINSTER COLLEGE UTAH) SERIES 2015	1.00%	10/01/17	350,000	349,577
REV UNIVERSITY (WESTMINSTER COLLEGE UTAH) SERIES 2015	5.00%	10/01/18	650,000	708,747
UTAH CHARTER ACADEMIES INC
REV SCHOOL (UTAH STATE OF) SERIES A	4.00%	10/15/40 (b)	1,250,000	1,259,100
REV SCHOOL (UTAH STATE OF) SERIES A	4.00%	10/15/45 (b)	1,055,000	1,057,848
WEBER BASIN UTAH WTR CONSERVANCY DIST
REV WATER & SEWER SERIES 2015A	5.00%	10/01/23	500,000	611,425
				4,237,882
VERMONT 0.5%
VERMONT HSG FIN AGY
REV HOUS SINGL SERIES 2011A	4.50%	02/01/26 (b)	2,795,000	2,983,020
VIRGINIA 1.2%
CHESTERFIELD CNTY VA INDL DEV AUTH
REV LEASE REV (CHESTERFIELD CNTY VA) SERIES 2010 A	4.00%	01/01/19 (e)	455,000	493,625
HENRICO CNTY VA
GO SERIES 2010	5.00%	07/15/17	500,000	535,440
METROPOLITAN WASHINGTON AIRPORTS AUTHORITY
REV TRANSPORTATION SERIES 2009B	5.00%	10/01/18 (a)(e)	825,000	917,400
PRINCE WILLIAM CNTY VA INDL DEV AUTH
REV UNIVERSITY (GEORGE MASON UNIV VA) SERIES 2011AA	5.50%	09/01/34 (b)	220,000	257,983
RICHMOND VA MET AUTH
REV TRANSPORTATION SERIES 1998	5.25%	07/15/22 (a)	1,400,000	1,619,002
VIRGINIA COLLEGE BLDG AUTH VA
REV UNIVERSITY (WASHINGTON LEE UNIV) SERIES 2015A	4.00%	01/01/20	315,000	349,533
VIRGINIA ST HSG DEV AUTH
REV HOUS SINGL SERIES 2010 A	4.00%	03/01/20 (b)	125,000	135,369
VIRGINIA ST SMALL BUSINESS FINANCING AUTHORITY
REV UNIVERSITY (HAMPTON UNIVERSITY) SERIES 2014	5.00%	10/01/20	1,000,000	1,140,700
REV UNIVERSITY (HAMPTON UNIVERSITY) SERIES 2014	5.00%	10/01/21	765,000	884,417
REV UNIVERSITY (HAMPTON UNIVERSITY) SERIES 2014	5.00%	10/01/22	1,000,000	1,170,550
				7,504,019
WASHINGTON 2.6%
ADAMS CNTY WASH PUB HOSP DIST
GO SERIES 2014	5.13%	12/01/44 (b)	3,660,000	3,908,807
CLARK & SKAMANIA COUNTIES SCHOOL DISTRICT NO 112-6 WASHOUGAL
GO (STATE OF WASHINGTON) SERIES 2012	5.00%	12/01/15 (a)	830,000	830,116
GO (STATE OF WASHINGTON) SERIES 2012	5.00%	12/01/18 (a)	2,390,000	2,672,594
CLARK CNTY WASH SCH DIST NO 117 CAMAS
GO SERIES 2012	5.00%	12/01/17 (a)	1,850,000	2,005,603

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
ENERGY NORTHWEST
REV POWER SERIES 2009A	5.25%	07/01/18	1,000,000	1,110,670
GRAYS HARBOR & PACIFIC CNTYS WASH SCH DIST NO 172 OCOSTA
GO SERIES 2013	3.13%	12/01/20 (a)	65,000	69,674
GO SERIES 2013	5.00%	12/01/23 (a)	390,000	473,097
KING CNTY WASH PUB HOSP DIST NO 2
GO SERIES 2015	5.00%	12/01/22	1,920,000	2,307,360
GO SERIES 2015	5.00%	12/01/24	690,000	837,950
WHIDBEY ISLAND WASH PUB HOSP DIST
GO SERIES 2013	5.00%	12/01/19	745,000	813,637
GO SERIES 2013	5.00%	12/01/20	720,000	794,491
GO SERIES 2013	5.00%	12/01/22	460,000	508,967
YAKIMA & KITTITAS CNTYS WASH JT SCH DIST NO 3 NACHES VY
GO SERIES 2014	5.00%	12/01/22 (a)	650,000	782,321
				17,115,287
WISCONSIN 1.0%
WISCONSIN ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (UNITYPOINT HEALTH) SERIES 2014A	5.00%	12/01/24 (b)	1,000,000	1,202,800
REV HOSPITAL (AURORA HEALTH CARE) SERIES 2009 B2	5.13%	08/15/27 (b)	1,250,000	1,289,525
REV HOSPITAL (CHILDRENS HOSPITAL OF WI) SERIES 2008B	4.20%	08/15/18	75,000	81,449
REV HOSPITAL (THEDACARE INC) SERIES 2015	5.00%	12/15/21	250,000	293,445
REV HOSPITAL (THEDACARE INC) SERIES 2015	5.00%	12/15/22	1,045,000	1,243,143
REV HOSPITAL (THEDACARE INC) SERIES 2015	5.00%	12/15/23	500,000	598,955
REV HOSPITAL (THEDACARE INC) SERIES 2015	5.00%	12/15/24	495,000	595,851
WISCONSIN STATE OF
REV LEASE REV SERIES 2014B	5.00%	09/01/20	605,000	699,652
REV LEASE REV SERIES 2014B	5.00%	09/01/21 (b)	300,000	349,374
				6,354,194
Total Fixed-Rate Obligations
(Cost $579,561,394)				604,567,411

Variable-Rate Obligations 6.9% of net assets
ALABAMA 0.1%
BIRMINGHAM ALA
GO SERIES 2013-A	0.00%	03/01/43 (b)(f)	500,000	511,710
CALIFORNIA 0.6%
CALIFORNIA ST
GO SERIES 2013C	0.56%	12/01/28 (b)	3,600,000	3,600,792
COLORADO 0.1%
COLORADO HEALTH FACS AUTH REV
REV HEALTHCARE (CATHOLIC HEALTH INITIATIVES) SERIES 2006C7	0.21%	03/01/16 (a)(b)(c)	700,000	700,000
CONNECTICUT 1.1%
CONNECTICUT STATE OF
GO SERIES 2011C	1.11%	05/15/19	5,000,000	5,037,300
GO SERIES 2012A	1.26%	04/15/20 (e)	1,000,000	1,010,090
GO SERIES 2012D	0.78%	09/15/18	1,000,000	997,290
				7,044,680
DISTRICT OF COLUMBIA 0.5%
DISTRICT OF COLUMBIA (WASHINGTON DC)
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES E17	0.76%	12/01/17 (b)	3,240,000	3,258,014

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
FLORIDA 0.2%
ESCAMBIA CNTY FLA
REV IDB & PCR (GULF POWER COMPANY) SERIES 1997	2.10%	07/01/22 (b)	1,000,000	1,014,230
GEORGIA 0.8%
BURKE CNTY GA DEV AUTH
REV IDB & PCR (GEORGIA POWER COMPANY) SERIES 1994-4	2.20%	10/01/32 (b)	1,500,000	1,534,545
FLOYD CNTY GA DEV AUTH
REV IDB & PCR (GEORGIA POWER COMPANY) SERIES 1996-1	0.22%	09/01/26 (b)	3,000,000	3,000,000
MONROE CNTY GA DEV AUTH
REV IDB & PCR (GEORGIA POWER COMPANY) SERIES 1995-1	2.00%	07/01/25 (b)	1,000,000	1,012,870
				5,547,415
ILLINOIS 0.2%
ILLINOIS FINANCE AUTHORITY
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2012 E-2	5.00%	11/15/42 (b)	1,300,000	1,377,610
KENTUCKY 0.3%
KENTUCKY ECONOMIC DEV FIN AUTH
REV HOSPITAL (CATHOLIC HEALTH INITIATIVES) SERIES 2009B	2.70%	05/01/39 (b)	2,000,000	2,016,140
MASSACHUSETTS 1.8%
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES 2008 A-2	0.01%	07/01/26 (a)(b)	1,600,000	1,600,000
MASSACHUSETTS BAY TRANSPORTATION AUTHORITY
GO (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-1	0.03%	03/01/30 (a)(b)	5,100,000	5,100,000
MASSACHUSETTS ST DEV FIN AGY
REV UNIVERSITY (BOSTON UNIVERSITY) SERIES U-1	0.59%	10/01/40 (b)	1,000,000	998,350
REV UNIVERSITY (BOSTON UNIVERSITY) SERIES U-6E	0.56%	10/01/42 (b)	4,000,000	4,002,360
				11,700,710
NEW YORK 1.0%
NEW YORK CITY TRANSITIONAL FIN AUTH
REV SPECIAL TAX SERIES 2014 B-3	0.01%	11/01/42 (a)(b)	5,600,000	5,600,000
ONONDAGA CNTY NY TR CULTURAL RES REV
REV UNIVERSITY (SYRACUSE UNIVERSITY) SERIES 2010A	0.01%	12/01/29 (a)(b)	1,200,000	1,200,000
				6,800,000
SOUTH CAROLINA 0.2%
SOUTH CAROLINA EDL FACS AUTH
REV UNIVERSITY (WOFFORD COLLEGE) SERIES 2007 B	2.00%	04/01/27 (b)	1,000,000	1,002,620
Total Variable-Rate Obligations
(Cost $44,381,709)				44,573,921

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $623,943,103 and the unrealized appreciation and depreciation were $25,256,637 and ($58,408), respectively, with a net unrealized appreciation of $25,198,229.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,847,586 or 0.3% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
APPR/TOB –	Tobacco Appropriation
FACS –	Facilities
GO –	General obligation
IDB –	Industrial development bond
IND –	Independent
IRR –	Irrigation
OG –	Obligated Group
PCR –	Pollution Control Revenue
PFC –	Passenger facility charge
REV –	Revenue
SAN –	Sanitation
SD –	School district
UNI SCH DIST –	Unified School District

The following is a summary of the inputs used to value the fund's investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$604,567,411	$—	$604,567,411
Variable-Rate Obligations[1]	—	44,573,921	—	44,573,921
Total	$—	$649,141,332	$—	$649,141,332
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.

Schwab Investments
Schwab California Tax-Free Bond Fund™
Portfolio Holdings  as of November 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
91.8%	Fixed-Rate Obligations	374,356,980	394,416,637
7.8%	Variable-Rate Obligations	33,195,627	33,387,521
99.6%	Total Investments	407,552,607	427,804,158
0.4%	Other Assets and Liabilities, Net		1,763,095
100.0%	Net Assets		429,567,253

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 91.8% of net assets
CALIFORNIA 91.5%
ABAG FIN CORP CALIF
REV HEALTHCARE (EPISCOPAL SENIOR CMNTYS) SERIES 2012B	3.00%	07/01/16	815,000	823,900
REV HEALTHCARE (EPISCOPAL SENIOR CMNTYS) SERIES 2012B	4.00%	07/01/17	1,580,000	1,635,979
REV HEALTHCARE (EPISCOPAL SENIOR CMNTYS) SERIES 2012B	5.00%	07/01/20	530,000	594,644
REV HOSPITAL (SHARP HEALTHCARE) SERIES 2012 A	5.00%	08/01/28 (b)(f)	235,000	266,375
REV HOUSING (CASA DE LAS CAMPANAS INC) SERIES 2010	5.13%	09/01/20 (a)(f)	3,500,000	3,811,710
ALAMEDA CNTY CALIF JT PWRS AUTH
REV LEASE REV (ALAMEDA CNTY CA) SERIES 2013A	5.25%	12/01/25 (b)	665,000	819,898
REV LEASE REV (ALAMEDA CNTY CA) SERIES 2013A	5.25%	12/01/26 (b)	225,000	274,673
ALAMEDA CNTY CALIF TRANSN AUTH
REV SALES TAX SERIES 2014	5.00%	03/01/21	500,000	595,145
ALAMEDA CORRIDOR TRANSN AUTH CALIF
REV TRANSPORTATION SERIES 2013 A	5.00%	10/01/28 (b)	2,260,000	2,672,088
ALUM ROCK CALIF UN ELEM SCH DIST
GO SERIES 2015	5.00%	08/01/25	600,000	740,988
GO SERIES 2015	5.00%	08/01/27 (b)	845,000	1,016,180
AMERICAN CANYON CALIF FING AUTH
REV PUBLIC SERVICES (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) SERIES 2015	3.00%	09/02/17	500,000	516,960
REV PUBLIC SERVICES (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) SERIES 2015	3.00%	09/02/18	415,000	434,480
REV PUBLIC SERVICES (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) SERIES 2015	3.00%	09/02/19	530,000	560,491
REV PUBLIC SERVICES (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) SERIES 2015	4.00%	09/02/20	445,000	491,681
REV PUBLIC SERVICES (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) SERIES 2015	5.00%	09/02/21	320,000	374,077
REV SPECIAL TAX (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) SERIES 2015	5.00%	09/02/22	595,000	704,337
REV SPECIAL TAX (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) SERIES 2015	5.00%	09/02/23	625,000	745,012
REV SPECIAL TAX (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) SERIES 2015	5.00%	09/02/25	690,000	824,605
ANAHEIM CALIF PUB FING AUTH
REV LEASE REV (ANAHEIM CA (CITY OF)) SERIES 2008	4.50%	08/01/17 (f)	115,000	122,146
REV LEASE REV (ANAHEIM CA (CITY OF)) SERIES A	5.00%	05/01/21	105,000	122,849
REV LEASE REV (ANAHEIM CA (CITY OF)) SERIES A	5.00%	05/01/22	440,000	523,151
REV LEASE REV (ANAHEIM CA (CITY OF)) SERIES A	5.00%	05/01/23	500,000	602,075
    1

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
REV LEASE REV (ANAHEIM CA (CITY OF)) SERIES A	5.00%	05/01/25 (b)	1,000,000	1,201,650
REV LEASE REV (ANAHEIM CA (CITY OF)) SERIES A	5.00%	05/01/39 (b)	1,000,000	1,131,910
ANTELOPE VALLEY CALIF UN HIGH SCH DIST
GO SERIES 2015	5.00%	08/01/20	1,385,000	1,610,492
BANNING CALIF FINANCING AUTHORITY
REV POWER (BANNING CA ELECTRIC) SERIES 2015	5.00%	06/01/27 (b)	900,000	1,064,277
BERKELEY CALIF JT PWRS FING AUTH
REV LEASE REV (BERKELEY CALIF) SERIES 2012	4.00%	10/01/16	750,000	772,447
BEVERLY HILLS CALIF PUB FING AUTH
REV LEASE REV (BEVERLY HILLS, CITY OF) SERIES 2010A	4.00%	06/01/16 (f)	100,000	101,907
BEVERLY HILLS CALIF UNI SCH DIST
GO SERIES 2009	0.00%	08/01/26 (c)	1,935,000	1,477,276
CALIF HSG FIN AGY MULTIFAMILY HSG
REV MULTI FAM HOUSING SERIES A-2	0.85%	08/01/16	40,000	40,004
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
REV SCHOOL (POMONA COLLEGE) SERIES 2011	4.00%	01/01/16 (f)	400,000	401,360
REV SCHOOL (POMONA COLLEGE) SERIES 2011	4.00%	01/01/17 (f)	200,000	208,040
REV SCHOOL (UNIVERSITY OF SAN DIEGO) SERIES 2011	4.50%	10/01/17 (f)	1,230,000	1,298,622
REV SCHOOL (UNIVERSITY OF SAN DIEGO) SERIES 2011	5.00%	10/01/18 (f)	680,000	756,160
REV SCHOOL (UNIVERSITY OF SOUTHERN CALIFORNIA) SERIES 2009C	5.25%	10/01/24 (f)	2,000,000	2,559,400
REV UNIVERSITY (CLAREMONT MCKENNA COLLEGE) SERIES 2015A	4.00%	01/01/19 (e)	500,000	545,825
REV UNIVERSITY (CLAREMONT MCKENNA COLLEGE) SERIES 2015A	4.00%	01/01/20 (e)	500,000	556,815
CALIFORNIA HEALTH FACS FING AUTH
REV HEALTHCARE SERIES 2015	5.00%	07/01/21 (a)	250,000	292,120
REV HEALTHCARE SERIES 2015	5.00%	07/01/23 (a)	175,000	208,660
REV HEALTHCARE SERIES 2015	5.00%	07/01/24 (a)	310,000	371,802
REV HEALTHCARE SERIES 2015	5.00%	07/01/25 (a)	325,000	393,260
REV HOSPITAL (CITY OF HOPE) SERIES 2012A	5.00%	11/15/21	325,000	384,420
REV HOSPITAL (MEMORIAL HLTH SVCS CORP) SERIES 2012A	4.00%	10/01/17 (f)	750,000	796,627
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014A	5.00%	10/01/21	700,000	839,650
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2008A	5.00%	10/01/16 (f)	2,735,000	2,842,349
REV HOSPITAL SERIES	4.63%	12/01/15 (a)(f)	150,000	150,017
REV HOSPITAL SERIES 2005	5.00%	12/01/18 (a)(f)	125,000	139,164
REV HOSPITAL SERIES 2011A	5.25%	02/01/20 (a)(f)	145,000	168,300
REV HOSPITAL SERIES 2012A	4.00%	11/01/16 (a)	1,330,000	1,371,656
REV HOSPITAL SERIES 2015	5.00%	11/01/20 (a)	175,000	201,810
REV HOSPITAL SERIES 2015	5.00%	11/01/21 (a)	400,000	467,188
REV HOSPITAL SERIES 2015	5.00%	11/01/22 (a)	375,000	442,658
REV HOSPITAL SERIES 2015	5.00%	11/01/23 (a)	100,000	118,568
REV HOSPITAL SERIES 2015	5.00%	11/01/25 (a)(b)	200,000	237,052
REV HOSPITAL SERIES 2015	5.00%	11/01/28 (a)(b)	950,000	1,100,651
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
REV POWER (CALIFORNIA INDEPENDENT SYSTEM OPERATOR CORP) SERIES 2013	5.00%	02/01/30 (b)	1,300,000	1,482,754
REV SCHOOL (UNIVERSITY OF CALIFORNIA) SERIES 2010A	4.00%	05/15/17	215,000	225,337
REV SCHOOL (UNIVERSITY OF CALIFORNIA) SERIES 2010A	4.00%	05/15/18	775,000	832,365
REV SCHOOL (UNIVERSITY OF CALIFORNIA) SERIES 2010A	5.00%	05/15/20	245,000	284,352
REV SCHOOL (UNIVERSITY OF SOUTHERN CALIFORNIA) SERIES 2010	5.00%	12/01/19	470,000	542,582
REV SCHOOL (UNIVERSITY OF SOUTHERN CALIFORNIA) SERIES 2010	3.25%	12/01/21 (b)	750,000	814,695
REV SCHOOL (UNIVERSITY OF SOUTHERN CALIFORNIA) SERIES 2010	5.00%	12/01/23 (b)	670,000	782,024
REV UNIVERSITY (ACADEMY OF MOTION PICTURE) SERIES 2015A	5.00%	11/01/23	785,000	956,130
REV UNIVERSITY (ACADEMY OF MOTION PICTURE) SERIES 2015A	5.00%	11/01/24 (b)	1,635,000	1,988,977
REV UNIVERSITY (ACADEMY OF MOTION PICTURE) SERIES 2015A	5.00%	11/01/25 (b)	1,060,000	1,276,738
CALIFORNIA MUN FIN AUTH
REV POWER (ANAHEIM ELEC SYS CA) SERIES 2014-A	5.00%	10/01/19	500,000	572,230
REV POWER (ANAHEIM ELEC SYS CA) SERIES 2014-A	5.00%	10/01/21	1,100,000	1,313,158
CALIFORNIA ST
GO	5.63%	05/01/18 (b)	25,000	25,116
GO	5.50%	04/01/19	950,000	1,088,567
GO	5.00%	09/01/25 (b)	2,615,000	3,200,263
GO	5.25%	10/01/32 (b)(f)	2,965,000	3,455,915
GO	6.50%	04/01/33 (b)	1,425,000	1,689,252
GO	5.00%	09/01/36 (b)	2,435,000	2,793,067
GO	5.00%	09/01/42 (b)	2,000,000	2,276,840
2

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO SERIES 2009	6.00%	11/01/35 (b)(f)	4,190,000	5,007,511
GO SERIES 2010	5.00%	11/01/19	2,425,000	2,786,446
GO SERIES 2010	5.00%	11/01/24 (b)	750,000	883,387
GO SERIES 2010	5.00%	11/01/25 (b)(f)	495,000	582,516
GO SERIES A	5.00%	09/01/18	3,000,000	3,330,150
GO SERIES A	5.00%	09/01/20	2,560,000	2,997,248
GO SERIES B	5.00%	09/01/21	1,280,000	1,528,333
REV STATE (CALIFORNIA ST ECONOMIC RECOVERY) SERIES 2009A	5.00%	07/01/20 (b)(d)(f)	5,000,000	5,698,000
CALIFORNIA ST DEPT WTR RES
REV WATER & SEWER SERIES AI	5.00%	12/01/16	2,000,000	2,094,660
CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV
REV POWER SERIES 2008H	4.50%	05/01/17	1,550,000	1,637,141
REV POWER SERIES 2010M	4.00%	05/01/19	750,000	827,317
REV POWER SERIES 2015O	5.00%	05/01/21	2,000,000	2,384,880
CALIFORNIA STATE PUB WKS BRD
REV COP (CALIFORNIA ST) SERIES C	5.75%	10/01/31 (b)	1,000,000	1,221,600
REV LEASE REV (CALIFORNIA ST) SERIES 2011 D	5.00%	12/01/22 (b)	1,000,000	1,179,630
REV LEASE REV (CALIFORNIA ST) SERIES 2012 A	5.00%	04/01/23 (b)	2,050,000	2,420,968
REV LEASE REV (CALIFORNIA ST) SERIES 2012 C	5.00%	06/01/18	1,500,000	1,651,800
REV LEASE REV (CALIFORNIA ST) SERIES 2012G	4.00%	11/01/16	885,000	914,364
REV LEASE REV (CALIFORNIA ST) SERIES 2013F	4.00%	09/01/16	500,000	513,780
REV LEASE REV (CALIFORNIA ST) SERIES 2013F	3.00%	09/01/17	750,000	779,895
REV LEASE REV (CALIFORNIA ST) SERIES 2013G	5.00%	09/01/16	500,000	517,495
REV LEASE REV (CALIFORNIA ST) SERIES 2013G	5.00%	09/01/17	600,000	644,784
REV LEASE REV (CALIFORNIA ST) SERIES 2013I	5.00%	11/01/19	1,250,000	1,433,712
REV LEASE REV (CALIFORNIA ST) SERIES 2013I	5.00%	11/01/20	1,335,000	1,562,083
REV LEASE REV (CALIFORNIA ST) SERIES 2014B	5.00%	10/01/24	1,000,000	1,225,270
REV LEASE REV (CALIFORNIA ST) SERIES G	5.00%	01/01/20 (f)	5,000,000	5,733,850
REV LEASE REV (UNIVERSITY OF CALIFORNIA) SERIES 2011 G	5.25%	12/01/26 (b)(d)	1,000,000	1,221,610
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
REV HEALTHCARE (EPISCOPAL COMMUNITIES AND SERVICES) SERIES 2012	5.00%	05/15/21	300,000	347,934
REV HEALTHCARE (EPISCOPAL COMMUNITIES AND SERVICES) SERIES 2012	5.00%	05/15/24 (b)	440,000	502,278
REV HEALTHCARE SERIES 2013	3.00%	11/15/16 (a)	200,000	204,784
REV HEALTHCARE SERIES 2013	3.00%	11/15/17 (a)	325,000	338,315
REV HEALTHCARE SERIES 2013	4.00%	11/15/19 (a)	150,000	166,097
REV HEALTHCARE SERIES 2013	4.00%	11/15/20 (a)	125,000	140,508
REV HEALTHCARE SERIES C	2.50%	08/01/20 (a)(b)	3,500,000	3,540,180
REV HOSPITAL (COTTAGE HEALTH SYSTEM) SERIES 2010	5.00%	11/01/17	325,000	350,090
REV HOSPITAL (COTTAGE HEALTH SYSTEM) SERIES 2010	5.00%	11/01/18	350,000	387,982
REV HOSPITAL (COTTAGE HEALTH SYSTEM) SERIES 2015	4.00%	11/01/18	100,000	108,422
REV HOSPITAL (COTTAGE HEALTH SYSTEM) SERIES 2015	4.00%	11/01/19	200,000	220,848
REV HOSPITAL (COTTAGE HEALTH SYSTEM) SERIES 2015	5.00%	11/01/20	100,000	116,552
REV HOSPITAL (HUNTINGTON MEMORIAL HOSPITAL OBLIGATED GROUP) SERIES 2014B	5.00%	07/01/20	600,000	691,008
REV HOSPITAL (HUNTINGTON MEMORIAL HOSPITAL OBLIGATED GROUP) SERIES 2014B	5.00%	07/01/21	550,000	640,756
REV HOSPITAL (HUNTINGTON MEMORIAL HOSPITAL OBLIGATED GROUP) SERIES 2014B	5.00%	07/01/22	400,000	471,276
REV HOSPITAL (KAISER PERMANENTE) SERIES 2009A	4.63%	04/01/19	100,000	110,906
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) REVENUE ANTICIPATION NOTE SERIES 2000	4.50%	07/01/18	2,460,000	2,578,867
REV HOSPITAL (SUTTER HEALTH) SERIES 2011A	6.00%	08/15/42 (b)	875,000	1,032,867
CENTINELA VALLEY CALIF UN HIGH SCH
GO SERIES 2013B	6.00%	08/01/36 (b)	1,300,000	1,626,001
CENTRALIA CALIF SCH DIST
GO SERIES 2012	4.00%	08/01/21	100,000	113,252
GO SERIES 2012	4.00%	08/01/24 (b)	75,000	84,775
CITRUS HEIGHTS CALIF WTR DIST
REV LEASE REV SERIES 2010	4.00%	10/01/20	120,000	133,853
CLOVIS CALIF WASTEWATER
REV WATER & SEWER SERIES 1A	5.00%	08/01/22	515,000	611,599
REV WATER & SEWER SERIES 2015	5.25%	08/01/30 (b)	1,060,000	1,267,696
    3

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COMPTON CALIF
GO SERIES 2014	5.00%	07/01/28 (b)	3,695,000	4,322,263
CONTRA COSTA CALIF CMNTY COLLEGE DIST
GO SERIES 2011	5.00%	08/01/22 (b)	975,000	1,158,778
GO SERIES 2014A	3.00%	08/01/23	800,000	870,576
GO SERIES 2014A	4.00%	08/01/26 (b)	350,000	396,151
CONTRA COSTA TRANSPORTATION AUTHORITY
REV SALES TAX SERIES 2015A	4.00%	03/01/26 (b)	1,000,000	1,155,090
REV SALES TAX SERIES 2015A	5.00%	03/01/27 (b)	310,000	382,599
COTATI-ROHNERT PK CALIF UNI SCH DIST
GO SERIES A	5.00%	08/01/26 (b)	715,000	851,636
GO SERIES B	5.00%	08/01/22	795,000	951,710
GO SERIES B	5.00%	08/01/23	2,105,000	2,541,661
CUPERTINO CALIF UN SCH DIST
GO SERIES 2011A	5.00%	08/01/23 (b)	190,000	225,906
GO SERIES 2011A	5.00%	08/01/24 (b)	285,000	337,158
GO SERIES 2011A	5.00%	08/01/26 (b)	50,000	58,334
EL CAMINO CA CMNTY CLG DIST
GO SERIES 2012C	0.00%	08/01/22 (c)	1,480,000	1,289,509
EL DORADO CALIF IRR DIST
REV WATER & SEWER SERIES 2014A	4.00%	03/01/17	750,000	782,760
REV WATER & SEWER SERIES 2014A	5.00%	03/01/19	85,000	95,700
REV WATER & SEWER SERIES 2014A	5.00%	03/01/34 (b)	750,000	853,027
ELK GROVE CALIF FIN AUTH
REV SPECIAL TAX (ELK GROVE COMMUNITY FACILITY DISTRICTS 2002-1 AND 2003-1) SERIES 2015	4.00%	09/01/20	575,000	635,116
REV SPECIAL TAX (ELK GROVE COMMUNITY FACILITY DISTRICTS 2002-1 AND 2003-1) SERIES 2015	5.00%	09/01/21	450,000	525,488
REV SPECIAL TAX (ELK GROVE COMMUNITY FACILITY DISTRICTS 2002-1 AND 2003-1) SERIES 2015	5.00%	09/01/22	450,000	530,294
REV SPECIAL TAX (ELK GROVE COMMUNITY FACILITY DISTRICTS 2002-1 AND 2003-1) SERIES 2015	5.00%	09/01/23	775,000	920,754
EMERYVILLE REDEVELOPMENT AGENCY SUCCESSOR AGENCY
REV SPECIAL TAX SERIES 2014 A	5.00%	09/01/19	1,000,000	1,140,580
FRANKLIN-MCKINLEY CALIF SCH DIST
GO SERIES 2014	4.00%	08/01/21	125,000	141,578
GO SERIES 2014	5.00%	08/01/22	800,000	962,704
GO SERIES 2014	5.00%	08/01/23	900,000	1,093,095
GO SERIES C	0.00%	08/01/40 (b)(c)	1,000,000	270,740
FRESNO CALIF
REV TRANSPORTATION (FRESNO CA ARPT REVENUE) SERIES 2013A	4.00%	07/01/20	300,000	332,418
REV TRANSPORTATION (FRESNO CA ARPT REVENUE) SERIES 2013A	5.00%	07/01/22	350,000	414,495
GARDEN GROVE CALIF UNI SCH DIST
GO SERIES C	5.00%	08/01/27 (b)	470,000	555,512
GO SERIES C	5.00%	08/01/28 (b)	400,000	469,408
GLENDALE CALIF REDEV AGY
REV SPECIAL TAX (GLENDALE REDEVELOPMENT AGENCY SUCCESSOR AGENCY) SERIES 2013	4.00%	12/01/19	900,000	992,493
REV SPECIAL TAX (GLENDALE REDEVELOPMENT AGENCY SUCCESSOR AGENCY) SERIES 2013	5.00%	12/01/21	1,250,000	1,480,000
GOLDEN WEST SCHS FING AUTH CALIF
REV CITY (ROWLAND CALIF UNI SCH DIST) SERIES 2005	5.25%	09/01/24	1,675,000	2,074,621
GOLETA CALIF WTR DIST
REV LEASE REV SERIES 2014 A	5.00%	12/01/21	340,000	406,395
REV LEASE REV SERIES 2014 A	5.00%	12/01/22	375,000	454,579
REV LEASE REV SERIES 2014 A	5.00%	12/01/24 (b)	1,000,000	1,209,930
HEALDSBURG CALIF SCH FACS FING
REV SCHOOL (HEALDSBURG CALIF UNI SCH DIST) SERIES 2014	5.00%	07/15/22	100,000	120,311
REV SCHOOL (HEALDSBURG CALIF UNI SCH DIST) SERIES 2014	5.00%	07/15/24	150,000	184,050
HEALDSBURG CALIF WASTEWATER REV
REV WATER & SEWER SERIES 2015A	4.00%	10/01/19	975,000	1,074,723
REV WATER & SEWER SERIES 2015A	4.00%	10/01/20	1,015,000	1,136,698
REV WATER & SEWER SERIES 2015A	4.00%	10/01/22	1,095,000	1,249,088
HEALDSBURG REDEVELOPMENT AGENCY
REV SPECIAL TAX SERIES 2010	5.25%	08/01/30 (b)	1,000,000	1,132,240
4

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
IMPERIAL IRRIGATION DISTRICT CALIF
REV POWER SERIES 2011 C	5.00%	11/01/18	425,000	475,218
REV POWER SERIES 2011 D	5.00%	11/01/19	720,000	826,214
REV POWER SERIES 2011 D	5.00%	11/01/20	750,000	877,635
INDIAN WELLS CALIF REDEV AGY
REV SPECIAL TAX SERIES 2015A	5.00%	09/01/23	1,075,000	1,286,162
REV SPECIAL TAX SERIES 2015A	5.00%	09/01/27 (b)	1,000,000	1,193,800
INGLEWOOD CALIF UNI SCH DIST
GO SERIES 2013 A	5.00%	08/01/16	150,000	154,595
GO SERIES 2013 A	5.00%	08/01/17	155,000	164,252
GO SERIES 2013 A	6.25%	08/01/37 (b)	1,935,000	2,323,258
IRVINE CALIF
REV SPECIAL TAX (IRVINE CALIF REASSESSMENT DISTRICT NO 15-1)	4.00%	09/02/17	355,000	373,492
REV SPECIAL TAX (IRVINE CALIF REASSESSMENT DISTRICT NO 15-1)	4.00%	09/02/18	1,600,000	1,718,144
REV SPECIAL TAX (IRVINE CALIF REASSESSMENT DISTRICT NO 15-1)	4.00%	09/02/20	940,000	1,040,119
JURUPA CALIF PUB FING AUTH REV
REV SPECIAL TAX (JURUPA COMMUNITY SERVICES DISTRICT) SERIES 2014A	5.00%	09/01/19	475,000	533,881
REV SPECIAL TAX (JURUPA COMMUNITY SERVICES DISTRICT) SERIES 2014A	5.00%	09/01/20	550,000	629,261
KERN CNTY CALIF
REV LEASE REV SERIES A	5.00%	11/01/17	1,460,000	1,558,302
REV LEASE REV SERIES A	5.00%	11/01/18	1,235,000	1,354,017
LODI PUBLIC FINANCING AUTHORITY, CA
REV WATER & SEWER (LODI CALIF WASTEWATER SYS) SERIES A	4.00%	10/01/16	300,000	308,862
REV WATER & SEWER (LODI CALIF WASTEWATER SYS) SERIES A	4.00%	10/01/19	450,000	490,721
REV WATER & SEWER (LODI CALIF WASTEWATER SYS) SERIES A	4.00%	10/01/20	450,000	495,698
REV WATER & SEWER (LODI CALIF WASTEWATER SYS) SERIES A	4.00%	10/01/21	725,000	801,110
LONG BEACH CALIF
REV PUBLIC SERVICES (LONG BEACH MARINA, CA) SERIES 2015	5.00%	05/15/31 (b)	445,000	503,322
REV PUBLIC SERVICES (LONG BEACH MARINA, CA) SERIES 2015	5.00%	05/15/33 (b)	350,000	392,858
REV PUBLIC SERVICES (LONG BEACH MARINA, CA) SERIES 2015	5.00%	05/15/34 (b)	695,000	775,356
LONG BEACH CALIF CMNTY COLLEGE DIST
GO SERIES 2015F	5.00%	06/01/25	925,000	1,157,582
LOS ANGELES CA DEPARTMENT OF AIRPORTS
REV TRANSPORTATION SERIES B	5.00%	05/15/21 (b)	30,000	34,806
LOS ANGELES CALIF
GO SERIES 2010A	5.00%	06/01/20 (f)	4,950,000	5,698,539
LOS ANGELES CALIF CMNTY COLLEGE DIST
GO SERIES 2009A	6.00%	08/01/33 (b)(d)	1,545,000	1,820,566
LOS ANGELES CALIF DEPT PWR
REV POWER SERIES 2011A	4.00%	07/01/16	515,000	526,582
REV POWER SERIES 2011A	5.00%	07/01/18	3,380,000	3,740,781
REV POWER SERIES 2012 A	5.00%	07/01/29 (b)	475,000	558,358
REV POWER SERIES 2014B	5.00%	07/01/23	480,000	589,430
LOS ANGELES CALIF HBR DEPT
REV TRANSPORTATION SERIES 2011B	5.00%	08/01/24 (b)	1,000,000	1,192,680
REV TRANSPORTATION SERIES 2014C	5.00%	08/01/31 (b)	1,450,000	1,708,651
REV TRANSPORTATION SERIES 2015 A	5.00%	08/01/26 (b)	850,000	1,058,224
LOS ANGELES CALIF MUN IMPT CORP
REV LEASE REV (LOS ANGELES CALIF) SERIES 2014-A	5.00%	05/01/29 (b)	400,000	466,244
REV LEASE REV (LOS ANGELES CALIF) SERIES 2014-A	5.00%	05/01/30 (b)	750,000	869,325
REV LEASE REV (LOS ANGELES CALIF) SERIES 2014-A	5.00%	05/01/31 (b)	1,100,000	1,272,337
REV LEASE REV (LOS ANGELES CALIF) SERIES 2014-A	5.00%	05/01/32 (b)	2,785,000	3,207,819
REV LEASE REV (LOS ANGELES CALIF) SERIES 2014-B	5.00%	05/01/31 (b)	500,000	578,335
LOS ANGELES CALIF UNI SCH DIST
REV LEASE REV SERIES A	5.00%	10/01/20	2,150,000	2,506,276
LOS ANGELES CALIF WASTEWTR SYS
REV WATER & SEWER SERIES 2012 B	4.00%	06/01/18	150,000	161,811
REV WATER & SEWER SERIES 2012 B	5.00%	06/01/20	500,000	584,275
REV WATER & SEWER SERIES 2012 B	4.00%	06/01/22	440,000	506,959
LOS ANGELES CNTY CALIF CMNTY FACS DIST NO 4
REV SPECIAL TAX SERIES 2014	5.00%	09/01/22	750,000	881,760
REV SPECIAL TAX SERIES 2014	5.00%	09/01/23	1,000,000	1,188,070
REV SPECIAL TAX SERIES 2014	5.00%	09/01/24	1,250,000	1,495,325
    5

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LOS ANGELES CNTY CALIF SANTN DISTS FING AUTH
REV WASTE/POLLUTION (LOS ANGELES CNTY CALIF SANTN DIST NO 14) SERIES 2015A	5.00%	10/01/31 (b)	4,530,000	5,355,864
LOS ANGELES CNTY REDEVELOPMENT REFUNDING AUTHORITY
REV SPECIAL TAX (SOUTH GATE SUCCESSOR COMMUNITY DEVELOP COMMISSION PROJECT NO 1; CLAREMONT SUCCESSOR CA REDEV AGNCY CONSOLIDATED PROJECT;) SERIES 2014A	4.00%	09/01/18	830,000	897,894
REV SPECIAL TAX (SOUTH GATE SUCCESSOR COMMUNITY DEVELOP COMMISSION PROJECT NO 1; CLAREMONT SUCCESSOR CA REDEV AGNCY CONSOLIDATED PROJECT;) SERIES 2014A	5.00%	09/01/24	1,390,000	1,702,389
LOS ANGELES COUNTY REGIONAL FINANCING AUTHORITY
REV HEALTHCARE SERIES 2014B-1	3.00%	11/15/21 (a)(b)	750,000	751,522
REV HEALTHCARE SERIES 2014B-3	2.50%	11/15/20 (a)(b)	750,000	751,230
LOS GATOS CALIF
REV LEASE REV SERIES 2010	5.00%	08/01/21 (b)	500,000	563,735
M-S-R PUB PWR AGY CALIF
REV POWER (M-S-R PUB PWR AGY CALIF; MODESTO CALIF IRR DIST;) SERIES 2008L	5.00%	07/01/16	180,000	184,831
REV POWER (M-S-R PUB PWR AGY CALIF; MODESTO CALIF IRR DIST;) SERIES 2008L	5.00%	07/01/17	855,000	911,618
MADERA CALIF IRR DIST
REV RESOURCE RECOVERY SERIES 2015	5.00%	09/01/28 (b)	2,205,000	2,566,598
REV RESOURCE RECOVERY SERIES 2015	5.00%	09/01/29 (b)	650,000	740,512
REV RESOURCE RECOVERY SERIES 2015	5.00%	09/01/30 (b)	145,000	164,224
MALIBU CALIF
REV LEASE REV SERIES 2009A	4.00%	07/01/18	75,000	80,789
REV LEASE REV SERIES 2009A	5.00%	07/01/20 (b)	75,000	85,257
REV LEASE REV SERIES A	4.00%	07/01/17	100,000	105,147
MARIN CALIF HEALTHCARE DIST
GO SERIES A	4.00%	08/01/25	500,000	585,680
MENLO PARK SUCCESSOR REDEVELOPMENT AGENCY
REV SPECIAL TAX SERIES 2015	5.00%	10/01/24	715,000	875,110
REV SPECIAL TAX SERIES 2015	5.00%	10/01/25	575,000	708,958
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
REV WATER & SEWER SERIES 1993A	5.75%	07/01/21 (f)	4,505,000	5,276,076
MODESTO CALIF IRR DIST
REV POWER SERIES 2012 A	5.00%	07/01/16	200,000	205,704
REV POWER SERIES 2012 A	5.00%	07/01/17	100,000	107,001
REV POWER SERIES 2012 A	5.00%	07/01/19	200,000	228,186
MORAGA CALIF
REV LEASE REV SERIES 2013	4.00%	04/01/18	120,000	127,831
REV LEASE REV SERIES 2013	4.00%	04/01/25 (b)	145,000	165,093
REV LEASE REV SERIES 2013	5.00%	04/01/26 (b)	310,000	370,475
REV LEASE REV SERIES 2013	5.00%	04/01/27 (b)	430,000	508,428
MORENO VALLEY CALIF PUB FIN AUTH
REV LEASE REV (MORENO VALLEY CALIF) SERIES 2013	5.00%	11/01/18	1,100,000	1,217,975
REV LEASE REV (MORENO VALLEY CALIF) SERIES 2013	5.00%	11/01/22	810,000	967,229
MOUNTAIN VIEW SHORELINE REGIONAL PARK COMMUNITY
REV SALES TAX SERIES 2011 A	5.00%	08/01/19	420,000	475,066
REV SALES TAX SERIES 2011 A	5.00%	08/01/21	550,000	646,283
REV SALES TAX SERIES 2011 A	5.75%	08/01/40 (b)	700,000	833,497
REV SPECIAL TAX SERIES 2011 A	5.00%	08/01/20	200,000	231,286
NEW HAVEN CALIF UNI SCH DIST
GO SERIES B	5.00%	08/01/21	2,100,000	2,493,309
NOVATO CA SUCCESSOR REDEV AGENCY
REV SPECIAL TAX (HAMILTON FIELD REDEV AREA- NOVATO SUCS REDEV AGNCY) SERIES 2011	6.75%	09/01/40 (b)	1,000,000	1,209,070
OAKLAND CA REDEVELOPMENT SUCCESSOR AGENCY
REV SPECIAL TAX SERIES 2013	4.00%	09/01/18	500,000	537,595
REV SPECIAL TAX SERIES 2013	5.00%	09/01/19	3,050,000	3,451,136
REV SPECIAL TAX SERIES 2013	5.00%	09/01/20	1,900,000	2,196,001
OAKLAND CALIF
GO SERIES 2015A	5.00%	01/15/31 (b)	1,520,000	1,784,966
6

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OAKLAND CALIF SWR
REV WATER & SEWER SERIES 2014A	4.00%	06/15/17	650,000	683,625
REV WATER & SEWER SERIES 2014A	5.00%	06/15/27 (b)	760,000	913,262
OAKLAND CALIF UNI SCH DIST
GO SERIES 2015A	5.00%	08/01/22	500,000	580,755
GO SERIES 2015A	5.00%	08/01/23	700,000	819,875
GO SERIES 2015A	5.00%	08/01/24	600,000	706,308
GO SERIES 2015A	5.00%	08/01/25	650,000	769,626
OCEANSIDE CALIF REDEV AGY SUCCESSOR AGY TAX ALLOCATION
REV SPECIAL TAX SERIES A	5.00%	09/01/23	655,000	791,436
REV SPECIAL TAX SERIES A	5.00%	09/01/24	600,000	727,212
REV SPECIAL TAX SERIES A	5.00%	09/01/25	225,000	274,496
ORANGE CALIF REDEV AGY SUCCESSOR AGY TAX ALLOCATION
REV SPECIAL TAX SERIES 2014 A	5.00%	09/01/21	550,000	644,551
REV SPECIAL TAX SERIES 2014 A	5.00%	09/01/22	400,000	474,876
OXNARD CALIF FING AUTH
REV WATER & SEWER (OXNARD WASTEWATER FUND) SERIES 2014	5.00%	06/01/23	1,000,000	1,186,750
REV WATER & SEWER (OXNARD WASTEWATER FUND) SERIES 2014	5.00%	06/01/24	1,750,000	2,091,635
REV WATER & SEWER (OXNARD WASTEWATER FUND) SERIES 2014	5.00%	06/01/28 (b)	750,000	869,107
OXNARD CALIF SCH DIST
GO SERIES D	5.00%	08/01/31 (b)	1,365,000	1,586,389
GO SERIES D	5.00%	08/01/32 (b)	1,490,000	1,726,254
GO SERIES D	5.00%	08/01/33 (b)	1,685,000	1,947,590
PALO ALTO CALIF
REV SPECIAL TAX (PALO ALTO UNIVERSITY AVE AREA OFF-ST PARKING ASSESSMENT DIST) SERIES 2012	5.00%	09/02/27 (b)	440,000	488,215
REV SPECIAL TAX (PALO ALTO UNIVERSITY AVE AREA OFF-ST PARKING ASSESSMENT DIST) SERIES 2012	5.00%	09/02/30 (b)	240,000	261,631
PASADENA CALIF
REV LEASE REV SERIES 2015A	5.00%	02/01/25 (e)	750,000	927,015
REV LEASE REV SERIES 2015A	5.00%	02/01/26 (b)(e)	750,000	915,210
POMONA CALIF
REV HOUSING SERIES 1990B	7.50%	08/01/23	720,000	891,439
RANCHO CUCAMONGA CALIF REDEV AGY
REV SPECIAL TAX SERIES 2014	4.00%	09/01/17	920,000	973,388
REV SPECIAL TAX SERIES 2014	5.00%	09/01/19	1,370,000	1,565,855
REV SPECIAL TAX SERIES 2014	5.00%	09/01/20	1,175,000	1,372,729
RIVERSIDE CALIF CMNTY COLLEGE DIST
GO SERIES E	0.00%	08/01/29 (b)(c)	735,000	431,180
RIVERSIDE CNTY CALIF PUB FING AUTH
REV LEASE REV (RIVERSIDE COUNTY SUCCESSOR REDEVELOPMENT AGENCY (MULTIPLE PROJECT) SERIES 2015A	5.00%	11/01/23	500,000	600,685
REV LEASE REV (RIVERSIDE COUNTY SUCCESSOR REDEVELOPMENT AGENCY (MULTIPLE PROJECT) SERIES 2015A	5.00%	11/01/24	1,000,000	1,207,160
REV LEASE REV (RIVERSIDE COUNTY SUCCESSOR REDEVELOPMENT AGENCY (MULTIPLE PROJECT) SERIES 2015A	5.00%	11/01/25	1,200,000	1,452,096
RIVERSIDE CNTY CALIF TRANSN COMMN
REV SALES TAX SERIES 2013 A	5.00%	06/01/18	800,000	882,912
REV SALES TAX SERIES 2013 A	5.25%	06/01/24 (b)	710,000	887,216
ROSS VALLEY CA PUBLIC FINANCING AUTHORITY REVENUE
REV WASTE/POLLUTION (MARIN CNTY CALIF SAN DIST NO 1) SERIES 2013	5.00%	10/01/27 (b)	300,000	350,157
REV WASTE/POLLUTION (MARIN CNTY CALIF SAN DIST NO 1) SERIES 2013	5.00%	10/01/43 (b)	1,000,000	1,120,900
ROSS VALLEY CALIF SCH DIST
GO SERIES 2011A	5.00%	08/01/31 (b)	1,000,000	1,169,510
SACRAMENTO CALIF CITY FING AUTH
REV LEASE REV (CALIFORNIA ST) SERIES 2013A	4.00%	05/01/16	1,000,000	1,015,790
REV LEASE REV (CALIFORNIA ST) SERIES 2013A	4.00%	05/01/18	4,000,000	4,292,440
SACRAMENTO CALIF CITY UNI SCH DIST
GO SERIES 2015	5.00%	07/01/18	310,000	342,584
SALINAS CALIF UN HIGH SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015	0.00%	08/01/20 (b)(c)	2,000,000	1,829,580
SAN DIEGO CALIF CMNTY COLLEGE DIST
GO SERIES 2011	5.00%	08/01/36 (b)	1,800,000	2,086,776
    7

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SAN DIEGO CALIF CONVENTION CTR EXPANSION FING AUTH
REV LEASE REV (SAN DIEGO CALIF) SERIES 2012 A	4.00%	04/15/17	575,000	601,140
REV LEASE REV (SAN DIEGO CALIF) SERIES 2012 A	4.00%	04/15/18	1,000,000	1,066,570
REV LEASE REV (SAN DIEGO CALIF) SERIES 2012 A	5.00%	04/15/19	1,000,000	1,119,300
SAN DIEGO CALIF PUB FACS FING AUTH
REV LEASE REV (SAN DIEGO CALIF) SERIES 2010A	4.25%	03/01/20	900,000	993,186
REV LEASE REV (SAN DIEGO CALIF) SERIES 2010A	5.00%	09/01/20	745,000	858,233
REV WATER & SEWER (SAN DIEGO SEWER) SERIES 2015	5.00%	05/15/25	2,000,000	2,505,220
SAN DIEGO CALIF REGL BLDG AUTH
REV LEASE REV (SAN DIEGO CNTY CALIF) SERIES 2009A	4.00%	02/01/16	415,000	417,556
REV LEASE REV (SAN DIEGO CNTY CALIF) SERIES 2009A	4.00%	02/01/17	840,000	872,962
SAN DIEGO CALIF UNI PORT DIST
REV TRANSPORTATION SERIES 2013	5.00%	09/01/22	300,000	356,643
REV TRANSPORTATION SERIES 2013	5.00%	09/01/23	550,000	661,073
REV TRANSPORTATION SERIES 2013	5.00%	09/01/25 (b)	1,400,000	1,650,628
SAN DIEGO CALIF UNI SCH DIST
GO SERIES C-2	5.50%	07/01/21	1,790,000	2,187,899
GO SERIES R-4	5.00%	07/01/25	1,120,000	1,402,912
SAN DIEGO CNTY CALIF
REV HEALTHCARE (SANFORD BURNHAM PREBYS MEDICAL DISCOVERY INSTITUTE) SERIES 2015A	4.00%	11/01/23	745,000	832,761
REV HEALTHCARE (SANFORD BURNHAM PREBYS MEDICAL DISCOVERY INSTITUTE) SERIES 2015A	5.00%	11/01/24	550,000	656,794
REV HEALTHCARE (SANFORD BURNHAM PREBYS MEDICAL DISCOVERY INSTITUTE) SERIES 2015A	5.00%	11/01/25	350,000	421,208
REV HEALTHCARE (SANFORD BURNHAM PREBYS MEDICAL DISCOVERY INSTITUTE) SERIES 2015A	5.00%	11/01/26 (b)	1,000,000	1,187,290
SAN DIEGO COUNTY REGIONAL AIRPORT AUTHORITY
REV TRANSPORTATION SERIES A	5.00%	07/01/23	225,000	272,824
REV TRANSPORTATION SERIES A	5.00%	07/01/24 (b)	200,000	240,088
SAN FRANCISCO CALIF BAY AREA RAPID TRAN DIST
PRE SERIES 2007B	5.00%	08/01/35 (b)(d)	2,565,000	2,745,627
REV SALES TAX SERIES 2015A	5.00%	07/01/25	2,000,000	2,519,040
SAN FRANCISCO CALIF CITY & CNTY
REV LEASE REV SERIES 2009A	5.00%	04/01/21 (b)	3,325,000	3,712,429
SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN
REV TRANSPORTATION SERIES 2011B	5.50%	05/01/21	750,000	906,037
REV TRANSPORTATION SERIES B	5.00%	05/01/26 (b)	340,000	402,587
SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN WTR REV
REV WATER & SEWER SERIES 2010FG	4.00%	11/01/19	2,535,000	2,817,576
REV WATER & SEWER SERIES 2011	5.00%	11/01/20	2,360,000	2,788,128
SAN FRANCISCO MUNICIPAL TRANSPORTATION AGENCY
REV TRANSPORTATION SERIES 2014	5.00%	03/01/25 (b)	500,000	612,885
SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY CA
REV SPECIAL TAX (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) SERIES 2014 C	5.00%	08/01/23	415,000	502,395
REV SPECIAL TAX (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) SERIES 2014 C	5.00%	08/01/25 (b)	350,000	421,316
REV SPECIAL TAX (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) SERIES 2014 C	5.00%	08/01/26 (b)	365,000	433,189
REV SPECIAL TAX (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) SERIES 2014 C	5.00%	08/01/27 (b)	390,000	458,745
REV SPECIAL TAX (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) SERIES 2014 C	5.00%	08/01/28 (b)	405,000	472,157
REV SPECIAL TAX (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) SERIES 2014 C	5.00%	08/01/29 (b)	430,000	496,981
SAN GORGONIO MEM HEALTH CARE DIST CALIF
GO SERIES 2014	4.00%	08/01/19	1,000,000	1,093,970
GO SERIES 2014	5.00%	08/01/21	275,000	320,799
GO SERIES 2014	5.00%	08/01/22	500,000	589,820
SAN JOAQUIN CNTY CALIF
REV LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) SERIES 2014	3.00%	04/01/17	150,000	153,840
REV LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) SERIES 2014	4.00%	04/01/19	140,000	150,730
8

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
REV LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) SERIES 2014	4.00%	04/01/20	350,000	381,325
REV LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) SERIES 2014	5.00%	04/01/21	350,000	401,363
REV LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) SERIES 2014	5.00%	04/01/22	350,000	405,031
SAN JOSE CALIF
REV TRANSPORTATION (SAN JOSE INTL AIRPORT) SERIES 2011 A-2	5.00%	03/01/19	210,000	235,599
REV TRANSPORTATION (SAN JOSE INTL AIRPORT) SERIES C	5.00%	03/01/30 (b)	1,565,000	1,805,853
SAN LUIS OBISPO CNTY CALIF CMNTY COLLEGE DIST
GO SERIES A	5.00%	08/01/27 (b)	435,000	534,210
SAN MATEO CALIF JT PWRS FING AUTH
REV LEASE REV (SAN MATEO CNTY CALIF) SERIES 2008A	4.00%	07/15/17	125,000	131,925
SAN MATEO FOSTER CITY CALIF SCH DIST
GO SERIES 2012	4.00%	09/01/17	1,840,000	1,947,769
GO SERIES 2012	4.00%	09/01/19	1,960,000	2,175,228
SAN RAMON CALIF REDEV AGY
REV SPECIAL TAX SERIES A	5.00%	02/01/38 (b)	2,000,000	2,238,480
SANTA CLARA CNTY CALIF FING AUTH
REV HOSPITAL (EL CAMINO HOSPITAL) SERIES 2007B	5.00%	02/01/17	345,000	362,764
REV HOSPITAL (EL CAMINO HOSPITAL) SERIES 2007C	5.00%	02/01/17	300,000	315,447
SANTA CRUZ CNTY CA CAPITAL FING AUTH
REV LEASE REV (SANTA CRUZ CNTY CALIF) SERIES 2014	5.00%	08/01/21	125,000	147,019
REV LEASE REV (SANTA CRUZ CNTY CALIF) SERIES 2014	5.00%	08/01/22	165,000	196,906
REV LEASE REV (SANTA CRUZ CNTY CALIF) SERIES 2014	3.00%	08/01/23	140,000	147,847
REV LEASE REV (SANTA CRUZ CNTY CALIF) SERIES 2014	3.00%	08/01/24	175,000	183,498
REV LEASE REV (SANTA CRUZ CNTY CALIF) SERIES 2014	5.00%	08/01/25 (b)	175,000	209,837
REV LEASE REV (SANTA CRUZ CNTY CALIF) SERIES 2014	5.00%	08/01/26 (b)	165,000	195,122
REV LEASE REV (SANTA CRUZ CNTY CALIF) SERIES 2014	5.00%	08/01/27 (b)	320,000	375,056
SANTA CRUZ COUNTY CALIF REDEVELOPMENT AGENCY
REV SPECIAL TAX SERIES 2009A	7.00%	09/01/36 (b)	900,000	1,058,661
SANTA MARIA BONITA CALIF SCH DIST
REV LEASE REV SERIES 2013	2.00%	06/01/16	200,000	201,382
SANTA MONICA CA SUCCESSOR REDEV AGENCY
REV SPECIAL TAX (EARTHQUAKE RECVRY AREA SANTA MONICA CA SUCC REDEV AGNCY) SERIES 2011	5.88%	07/01/36 (b)	545,000	651,155
SANTA MONICA CALIF PUB FING AUTH
REV LEASE REV (SANTA MONICA CALIF) SERIES A	5.00%	06/01/30 (b)	2,320,000	2,691,130
SANTA MONICA-MALIBU UNI SCH DIST CALIF
GO SERIES B	5.00%	08/01/17	115,000	123,338
GO SERIES B	5.00%	08/01/19	75,000	85,952
SAUSALITO CALIF SCH DIST MARIN CNTY
GO SERIES 2015	5.00%	08/01/26 (b)	170,000	210,710
GO SERIES 2015	5.00%	08/01/27 (b)	260,000	319,298
SCOTTS VALLEY CALIF UN SCH DIST
GO SERIES A	4.00%	08/01/24	100,000	115,579
SEQUOIA CALIF UN HIGH SCH DIST
GO SERIES 2014	5.00%	07/01/23	1,160,000	1,430,941
SONOMA MARIN AREA RAIL TRANSIT DIST CALIF
REV SALES TAX SERIES 2011 A	5.00%	03/01/18	500,000	546,910
REV SALES TAX SERIES 2011 A	5.00%	03/01/20	500,000	579,820
SOUTH ORANGE CNTY CALIF PUB FING AUTH
REV LEASE REV (ORANGE CNTY CALIF) SERIES 2012	4.00%	06/01/16	1,400,000	1,425,900
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
REV POWER (LOS ANGELES CALIF DEPT PWR) SERIES 2010-1	5.00%	07/01/25 (b)	2,375,000	2,760,391
TRUCKEE-DONNER PUB UTIL DIST CALIF
REV WATER & SEWER SERIES 2015	4.00%	11/15/20	585,000	656,271
REV WATER & SEWER SERIES 2015	4.00%	11/15/21	605,000	685,737
REV WATER & SEWER SERIES 2015	4.00%	11/15/22	630,000	719,057
REV WATER & SEWER SERIES 2015	4.00%	11/15/23	655,000	748,226
REV WATER & SEWER SERIES 2015	4.00%	11/15/24	680,000	777,322
REV WATER & SEWER SERIES 2015	4.00%	11/15/25	710,000	809,002
TUSTIN CALIF UNI SCH DIST
GO (TUSTIN UNIFIED SCH DST SCH FAC IMP DST) SERIES B	6.00%	08/01/36 (b)	950,000	1,173,487
    9

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
UNIVERSITY OF CALIFORNIA
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J	3.00%	05/15/16	100,000	101,305
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J	4.00%	05/15/17	150,000	157,658
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J	5.00%	05/15/18	100,000	110,290
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J	5.00%	05/15/19	100,000	113,703
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J	4.00%	05/15/20	250,000	280,613
REV UNIVERSITY SERIES 2009Q	5.25%	05/15/26 (b)(d)	3,980,000	4,286,898
REV UNIVERSITY SERIES 2012G	5.00%	05/15/42 (b)	3,000,000	3,432,000
REV UNIVERSITY SERIES AB	3.00%	05/15/18	565,000	595,454
UPLAND CALIF
REV LEASE REV (SAN ANTONIO CMNTY HOSP) SERIES 2011	5.50%	01/01/19	915,000	1,010,224
REV LEASE REV (SAN ANTONIO CMNTY HOSP) SERIES 2011	5.75%	01/01/21	1,790,000	2,086,191
REV LEASE REV (SAN ANTONIO CMNTY HOSP) SERIES 2011	6.38%	01/01/32 (b)	1,875,000	2,173,781
WEST KERN CNTY CALIF WTR DIST
REV LEASE REV SERIES 2011	4.00%	06/01/18	70,000	74,571
REV LEASE REV SERIES 2011	5.00%	06/01/20	275,000	314,339
WHITTIER CALIF
REV HOSPITAL (PRESBYTERIAN INTERCOMMUNITY HOSPITAL) SERIES 2009D	5.00%	06/01/16	2,100,000	2,144,730
REV HOSPITAL (PRESBYTERIAN INTERCOMMUNITY HOSPITAL) SERIES 2009D	5.00%	06/01/17	2,050,000	2,167,506
WOODLAND CALIF FIN AUTH
REV WATER & SEWER (WOODLAND WATER SYSTEM) SERIES 2011	3.85%	03/01/18	145,000	153,171
REV WATER & SEWER (WOODLAND WATER SYSTEM) SERIES 2011	4.15%	03/01/19	130,000	140,997
REV WATER & SEWER (WOODLAND WATER SYSTEM) SERIES 2011	4.65%	03/01/21	115,000	130,946
				393,011,642
GUAM 0.3%
GUAM PWR AUTH REV
REV POWER SERIES 2014A	5.00%	10/01/28 (b)	1,245,000	1,404,995
Total Fixed-Rate Obligations
(Cost $374,356,980)				394,416,637

Variable-Rate Obligations 7.8% of net assets
CALIFORNIA 7.8%
BAY AREA TOLL AUTH CALIF TOLL
REV TRANSPORTATION SERIES 2006 C-1	0.91%	04/01/45 (b)	5,000,000	4,916,400
REV TRANSPORTATION SERIES 2007 A-1	0.71%	04/01/47 (b)	1,000,000	1,000,850
REV TRANSPORTATION SERIES 2014C	1.88%	04/01/47 (b)	2,500,000	2,541,625
REV TRANSPORTATION SERIES E	2.00%	04/01/34 (b)	500,000	507,640
CALIFORNIA HEALTH FACS FING AU
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES 2009C	5.00%	07/01/34 (b)	3,000,000	3,617,670
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES C	5.00%	07/01/43 (b)	2,000,000	2,280,800
CALIFORNIA INFRASTRUCTURE & ECONOM
REV UTILITY (PACIFIC GAS & ELECTRIC CO) SERIES 2009B	0.01%	11/01/26 (a)(b)	2,500,000	2,500,000
CALIFORNIA ST
GO	3.00%	12/01/32 (b)	3,000,000	3,193,320
GO SERIES 2012B	0.91%	05/01/18 (b)	1,000,000	1,008,300
GO SERIES 2012B	1.16%	05/01/20 (b)	1,000,000	1,017,360
GO SERIES 2013B	4.00%	12/01/27 (b)	500,000	524,160
GO SERIES 2013C	0.56%	12/01/28 (b)	2,400,000	2,400,528
CALIFORNIA STATEWIDE CMNTYS DE
REV HOSPITAL (KAISER PERMANENTE) SERIES 2012 B	0.96%	04/01/52 (b)	2,620,000	2,625,528
CALIFORNIA STATEWIDE CMNTYS DEV AU
REV HOSPITAL (JOHN MUIR HEALTH) SERIES 2008C	0.01%	08/15/27 (a)(b)	2,100,000	2,100,000
10

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
METROPOLITAN WTR DIST SOUTHN C
REV WATER & SEWER SERIES G-2	3.00%	07/01/37 (b)	1,500,000	1,553,340
SOUTHERN CALIF PUB PWR AUTH
REV POWER SERIES 2009-2	0.01%	07/01/36 (a)(b)	1,600,000	1,600,000
Total Variable-Rate Obligations
(Cost $33,195,627)				33,387,521

End of Investments.

At 11/30/15, the tax basis cost of the fund's investments was $407,552,607 and the unrealized appreciation and depreciation were $20,322,667 and ($71,116), respectively, with a net unrealized appreciation of $20,251,551.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

COP –	Certificate of participation
FAC –	Facilities
GO –	General obligation
IRR –	Irrigation
REV –	Revenue
SAN –	Sanitation
SUCS/SUCC –	Successor
TRAN –	Tax and revenue anticipation note
UNI SCH DIST –	Unified School District

The following is a summary of the inputs used to value the fund's investments as of November 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$394,416,637	$—	$394,416,637
Variable-Rate Obligations[1]	—	33,387,521	—	33,387,521
Total	$—	$427,804,158	$—	$427,804,158
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2015.
    11

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
12

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446NOV15
13

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date:	January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date:	January 19, 2016

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date:	January 19, 2016